As filed with the Securities and Exchange             Registration No. 33-34370*
Commission on April 16, 1997                          Registration No. 811-2512

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                       POST-EFFECTIVE AMENDMENT NO. 27 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-7834

                            Susan E. Bryant, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

                   immediately upon filing pursuant to paragraph (b) of Rule 485
          --------
             X     on May 1, 1997 pursuant to paragraph (b) of Rule 485
          --------

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for the fiscal year ended December 31, 1996 on February 28, 1997.

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the following earlier Registration Statement: 33-87932.

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET

FORM N-4
ITEM NO.                        PART A (PROSPECTUS)                                   LOCATION
   1           Cover Page...........................................   Cover Page

   2           Definitions..........................................   Definitions

   3           Synopsis.............................................   Prospectus Summary; Fee Table

   4           Condensed Financial Information......................   Condensed Financial Information

   5           General Description of Registrant, Depositor, and       The Company; Variable Annuity Account
               Portfolio Companies..................................   B; The Funds

   6           Deductions and Expenses..............................   Charges and Deductions; Distribution

   7           General Description of Variable Annuity Contracts....   Purchase; Miscellaneous

   8           Annuity Period.......................................   Annuity Period

   9           Death Benefit........................................   Death Benefit During Accumulation
                                                                       Period; Death Benefit Payable During
                                                                       the Annuity Period

   10          Purchases and Contract Value.........................   Purchase; Contract Valuation

   11          Redemptions..........................................   Right to Cancel; Withdrawals

   12          Taxes................................................   Tax Status

   13          Legal Proceedings....................................   Miscellaneous - Legal Matters and
                                                                       Proceedings

   14          Table of Contents of the Statement of Additional        Contents of the Statement of
               Information..........................................   Additional Information



FORM N-4                        PART B (STATEMENT OF
ITEM NO.                       ADDITIONAL INFORMATION)                                LOCATION

   15          Cover Page...........................................    Cover page

   16          Table of Contents....................................    Table of Contents

   17          General Information and History......................    General Information and History

   18          Services.............................................    General Information and History;
                                                                        Independent Auditors

   19          Purchase of Securities Being Offered.................    Offering and Purchase of Contracts

   20          Underwriters.........................................    Offering and Purchase of Contracts

   21          Calculation of Performance Data......................    Performance Data; Average Annual
                                                                        Total Return Quotations

   22          Annuity Payments.....................................    Annuity Payments

   23          Financial Statements.................................    Financial Statements


                           Part C (Other Information)
                           --------------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                   PROSPECTUS
================================================================================
The Contracts offered in connection with this Prospectus are the "Aetna Marathon Plus" [Growth Plus (New York)] group and individual deferred variable annuity contracts ("Contracts") issued by Aetna Life Insurance and Annuity Company (the "Company"). The Contracts are available as (1) nonqualified deferred annuity contracts, (2) Individual Retirement Annuities ("IRA") under Section 408(b) of the Internal Revenue Code (may be subject to approval by state regulatory agencies); or (3) qualified contracts issued in connection with certain employer sponsored retirement plans (may be subject to approval by the Company and state regulatory agencies). Currently, the IRA is not available as a "SIMPLE IRA" as defined in Section 408(p) of the Internal Revenue Code. In most states, group Contracts are offered, generally to certain broker-dealers or banks which have agreed to act as Distributors of the Contracts. Individuals who have established accounts with those broker-dealers or banks are eligible to participate in the Contract. Individual Contracts are offered only in those states where the group Contracts are not authorized for sale. (See "Purchase.")

The Contracts provide that Purchase Payments may be allocated to the ALIAC Guaranteed Account (the "Guaranteed Account"), a credited interest option, or to one or more of the Subaccounts of Variable Annuity Account B, a separate account of the Company. The Subaccounts invest directly in shares of the following
Funds:


   [bullet] Aetna Variable Fund                                           [bullet] Fidelity VIP Equity-Income Portfolio
   [bullet] Aetna Income Shares                                           [bullet] Fidelity VIP Growth Portfolio
   [bullet] Aetna Variable Encore Fund                                    [bullet] Fidelity VIP High Income Portfolio
   [bullet] Aetna Investment Advisers Fund, Inc.                          [bullet] Fidelity VIP Overseas Portfolio
   [bullet] Aetna Ascent Variable Portfolio                               [bullet] Fidelity VIP II Asset Manager Portfolio
   [bullet] Aetna Crossroads Variable Portfolio                           [bullet] Fidelity VIP II Contrafund Portfolio
   [bullet] Aetna Legacy Variable Portfolio                               [bullet] Fidelity VIP II Index 500 Portfolio
   [bullet] Aetna Variable Capital Appreciation Portfolio                 [bullet] Fidelity VIP II Investment Grade Bond Portfolio
   [bullet] Aetna Variable Growth Portfolio                               [bullet] Janus Aspen Aggressive Growth Portfolio
   [bullet] Aetna Variable Index Plus Portfolio                           [bullet] Janus Aspen Balanced Portfolio
   [bullet] Aetna Variable Small Company Portfolio                        [bullet] Janus Aspen Flexible Income Portfolio
   [bullet] Alger American Balanced Portfolio                             [bullet] Janus Aspen Growth Portfolio
   [bullet] Alger American Growth Portfolio                               [bullet] Janus Aspen Short-Term Bond Portfolio
   [bullet] Alger American Income and Growth Portfolio                    [bullet] Janus Aspen Worldwide Growth Portfolio
   [bullet] Alger American Leveraged AllCap Portfolio                     [bullet] Lexington Emerging Markets Fund, Inc.
   [bullet] Alger American MidCap Growth Portfolio                        [bullet] Lexington Natural Resources Trust
   [bullet] Alger American Small Capitalization Portfolio                 [bullet] MFS Emerging Growth Series
   [bullet] American Century VP Balanced (formerly "TCI Balanced")        [bullet] MFS Research Series
   [bullet] American Century VP Capital Appreciation                      [bullet] MFS Total Return Series
      (formerly "TCI Growth")
   [bullet] American Century VP International                             [bullet] MFS Value Series
      (formerly "TCI International")
   [bullet] Federated American Leaders Fund II                            [bullet] MFS World Governments Series
   [bullet] [Federated Equity Income Fund II]                             [bullet] Oppenheimer Capital Appreciation Fund
   [bullet] Federated Fund for U.S. Government Securities II              [bullet] Oppenheimer Global Securities Fund
   [bullet] [Federated Growth Strategies Fund II]                         [bullet] Oppenheimer Growth & Income Fund
   [bullet] Federated High Income Bond Fund II                            [bullet] Oppenheimer Strategic Bond Fund
   [bullet] [Federated International Equity Fund II]
   [bullet] [Federated Prime Money Fund II]
   [bullet] [Federated Utility Fund II]


Except as specifically mentioned, this Prospectus describes only investments through the Separate Account. The Guaranteed Account is described in the Appendix to this Prospectus, as well as in the Guaranteed Account's prospectus. The availability of the Funds and the Guaranteed Account is subject to applicable regulatory authorization; not all options may be available in all jurisdictions or under all Contracts. (See "Investment Options.")


This Prospectus provides investors with the information about the Separate Account that they should know before investing in the Contracts. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") which is available at no charge. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed on page 25 of this Prospectus. An SAI for this Prospectus and for any Fund prospectus may be obtained by indicating the request on your Application or by calling the number listed under the "Inquiries" section of the Prospectus Summary.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS AND THE ALIAC GUARANTEED ACCOUNT. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED BY ANY BANK, NOR ARE THEY INSURED BY THE FDIC; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION CAN BE FOUND IN THE SEC'S WEB SITE AT "http://www.sec.gov."

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION ARE DATED MAY 1,
1997.

                               TABLE OF CONTENTS
================================================================================

DEFINITIONS    ........................................................... DEFINITIONS- 1
PROSPECTUS SUMMARY   .....................................................     SUMMARY- 1
FEE TABLE   ..............................................................   FEE TABLE- 1
CONDENSED FINANCIAL INFORMATION  ......................................... AUV HISTORY- 1
THE COMPANY   ......................................................................    1
VARIABLE ANNUITY ACCOUNT B   .......................................................    1
INVESTMENT OPTIONS  ................................................................    1
  The Funds   ......................................................................    1
  Credited Interest Option   .......................................................    6
PURCHASE   .........................................................................    6
  Contract Availability   ..........................................................    6
  Purchasing Interests in the Contract   ...........................................    6
  Purchase Payments    .............................................................    7
  Contract Rights   ................................................................    7
  Designations of Beneficiary and Annuitant    .....................................    7
  Right to Cancel   ................................................................    7
CHARGES AND DEDUCTIONS    ..........................................................    8
  Daily Deductions from the Separate Account   .....................................    8
    Mortality and Expense Risk Charge    ...........................................    8
    Administrative Charge    .......................................................    8
  Maintenance Fee   ................................................................    8
  Reduction or Elimination of Administrative Charge and Maintenance Fee ............    8
  Deferred Sales Charge   ..........................................................    8
  Reduction or Elimination of the Deferred Sales Charge    .........................   10
  Fund Expenses  ...................................................................   10
  Premium and Other Taxes    .......................................................   10
CONTRACT VALUATION  ................................................................   10
  Account Value  ...................................................................   10
  Accumulation Units   .............................................................   10
  Net Investment Factor   ..........................................................   10
TRANSFERS  .........................................................................   11
  Dollar Cost Averaging Program    .................................................   11
  Account Rebalancing Program   ....................................................   11
WITHDRAWALS   ......................................................................   11
ADDITIONAL WITHDRAWAL OPTIONS   ....................................................   12
DEATH BENEFIT DURING ACCUMULATION PERIOD    ........................................   13
  Death Benefit Amount    ..........................................................   13
  Death Benefit Payment Options    .................................................   13
    Nonqualified Contracts   .......................................................   13
    Qualified Contracts   ..........................................................   14


ANNUITY PERIOD    ...................................................................  14
  Annuity Period Elections    .......................................................  14
  Partial Annuitization    ..........................................................  15
  Annuity Options    ................................................................  15
  Annuity Payments   ................................................................  15
  Charges Deducted During the Annuity Period    .....................................  16
  Death Benefit Payable During the Annuity Period  ..................................  16
TAX STATUS  .........................................................................  16
  Introduction    ...................................................................  16
  Taxation of the Company  ..........................................................  17
  Tax Status of the Contract  .......................................................  17
  Taxation of Annuity Contracts  ....................................................  18
CONTRACTS USED WITH CERTAIN RETIREMENT PLANS    .....................................  20
  Qualified Contracts in General    .................................................  20
  Individual Retirement Annuities and Simplified
    Employee Pension Plans    .......................................................  22
  Withholding  ......................................................................  22
MISCELLANEOUS  ......................................................................  22
  Distribution    ...................................................................  22
  Delay or Suspension of Payments   .................................................  23
  Performance Reporting    ..........................................................  23
  Voting Rights   ...................................................................  23
  Modification of the Contract   ....................................................  24
  Transfers of Ownership; Assignment   ..............................................  24
  Involuntary Terminations    .......................................................  24
  Legal Matters and Proceedings  ....................................................  24
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION   ...............................  25
APPENDIX--ALIAC GUARANTEED ACCOUNT  .................................................  26

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE COMPANY DOES NOT AUTHORIZE ANY PERSON TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING CONTAINED IN THIS PROSPECTUS EXCEPT AS OTHERWISE CONTAINED HEREIN.

                                  DEFINITIONS
================================================================================

The following terms are defined as they are used in this Prospectus:

Account: A record that identifies contract values accumulated on each Certificate Holder's behalf during the Accumulation Period.

Account Value: The total dollar value of amounts held in an Account as of each Valuation Date during the Accumulation Period.

Account Year: A period of twelve months measured from the date on which an Account is established (the effective date) or from an anniversary of such effective date.

Accumulation Period: The period during which Purchase Payment(s) credited to an Account are invested to fund future annuity payments.

Accumulation Unit: A measure of the value of each Subaccount before annuity payments begin.

Adjusted Account Value: The Account Value, plus or minus the aggregate market value adjustment for amounts allocated to the Guaranteed Account.

Annuitant: The person on whose life or life expectancy the annuity payments are based.

Annuity: A series of payments for life, a definite period or a combination of the two.

Annuity Date: The date on which annuity payments begin.

Annuity Period: The period during which annuity payments are made.

Annuity Unit: A measure of the value of each Subaccount selected during the Annuity Period.

Application: The form or collection of information required by the Company to purchase an interest in a group contract or an individual contract.

Beneficiary(ies): The person or persons who are entitled to receive any death benefit proceeds. Under Nonqualified Contracts, Individual Retirement Annuities, and Section 403(b) Contracts, Beneficiary refers to the beneficiary named under the Contract. Under Qualified Contracts sold in conjunction with 401(a) or 457 Plans, Beneficiary refers to the beneficiary under the plan.

Certificate: The document issued to a Certificate Holder for an Account established under a group contract.

Certificate Holder (You): A person or entity who purchases an individual Contract or acquires an interest under a group Contract.

Company (We, Us): Aetna Life Insurance and Annuity Company.

Contract: The group and individual deferred, variable annuity contracts offered by this Prospectus.

Distributor(s): The registered broker-dealer(s), or banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934, which have entered into selling agreements with the Company to offer and sell the Contracts. The Company may also serve as a Distributor.

Fund(s): An open-end registered management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contract.

Group Contract Holder: The entity to which a group Contract is issued.

Home Office: The Company's principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.

Individual Contract Holder: A person or entity who has purchased an individual variable annuity contract (also referred to as a "Certificate Holder").


--------------------------------------------------------------------------------
                                 DEFINITIONS - 1

Individual Retirement Annuity: An individual or group variable deferred annuity intended to qualify under Code Section 408(b).

Nonqualified Contract: A contract established to supplement an individual's retirement income, or to provide an alternative investment option under an Individual Retirement Account qualified under Code Section 408(a).

Purchase Payment(s): The gross payment(s) made to the Company under an Account.

Qualified Contracts: Contracts available for use with plans entitled to special federal income tax treatment under Code Sections 401(a), 403(b), 408(b) or 457.

Registered Representative: The individual who is registered with a broker-dealer acting as Distributor to offer and sell securities, or who is an employee of a bank acting as Distributor that is exempt from broker-dealer registration under the Securities Exchange Act of 1934. Registered Representatives must also be licensed as insurance agents to sell variable annuity contracts.

Separate Account: Variable Annuity Account B, a separate account established for the purpose of funding variable annuity contracts issued by the Company.

Subaccount(s): The portion of the assets of the Separate Account that is allocated to a particular Fund. Each Subaccount invests in the shares of only one corresponding Fund.

Surrender Value: The amount payable upon the withdrawal of all or any portion of an Account Value.

Valuation Date: The date and time at which the Accumulation Unit Value and Annuity Unit Value of a Subaccount is calculated. Currently, this calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.


--------------------------------------------------------------------------------
                                 DEFINITIONS - 2

                              PROSPECTUS SUMMARY
================================================================================

CONTRACTS OFFERED

     The Contracts offered in connection with this Prospectus are group and individual deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the "Company"). The purpose of the Contract is to accumulate values and to provide benefits upon retirement. The Contracts are currently available for (1) individual nonqualified purchases (we reserve the right to limit the ownership of nonqualified contracts to natural persons); (2) Individual Retirement Annuities ("IRAs"), other than "SIMPLE IRAs" as defined in
Section 408(p) of the Internal Revenue Code (may be subject to approval by state regulatory agencies); and (3) purchases made in conjunction with employer sponsored retirement plans under Sections 401(a), 403(b) or 457 of the Code (may be subject to approval by the Company and by state regulatory agencies).

     In most states, group Contracts are offered, generally to certain broker-dealers or banks which have agreed to act as Distributors of the Contracts. Individuals who have established accounts with those broker-dealers or banks are eligible to participate in the Contract. Individual Contracts are offered in those states where the group Contracts are not authorized for sale. Joint Certificate Holders are allowed only on Nonqualified Contracts. A joint Certificate Holder must be the spouse of the other joint Certificate Holder except in New York and Pennsylvania. References to "Certificate Holders" in this Prospectus mean both of the Certificate Holders on joint Accounts.

CONTRACT PURCHASE

     You may purchase an interest in the Contract by completing an Application and submitting it to the Company. Purchase Payments can be applied to the Contract either through a lump-sum payment or through ongoing contributions. (See "Purchase.")

FREE LOOK PERIOD

     You may cancel the Contract or Certificate within 10 days after you receive it (or longer if required by state law) by returning it to the Company along with a written notice of cancellation. Unless state law requires otherwise, the amount you will receive upon cancellation will reflect the investment performance of the Subaccounts into which your Purchase Payments were deposited. In some cases this may be more or less than the amount of your Purchase Payments. Under a Contract issued as an Individual Retirement Annuity, you will receive a refund of your Purchase Payment. (See "Purchase--Right to Cancel.")

INVESTMENT OPTIONS

     The Company has established Variable Annuity Account B, a registered unit investment trust, for the purpose of funding the variable portion of the Contracts. The Separate Account is divided into Subaccounts which invest directly in shares of the Funds described herein. The Contract allows investment in the Subaccounts, as well as in the Guaranteed Account described below subject to the limitations described in "Investment Options," see p 1. For a complete list of the Funds available under the Contracts, and a description of the investment objectives of each of the Funds and their investment advisers, see "Investment Options--The Funds" in this Prospectus, as well as the prospectuses for each of the Funds.

     The Guaranteed Account is the credited interest option available under the Contract which allows you to earn a fixed rate of interest, if held for the guaranteed term. (See the Appendix to this Prospectus and the prospectus for the Guaranteed Account.)

CHARGES AND DEDUCTIONS

     Certain charges are associated with these Contracts. These charges include daily deductions from the Separate Account (the mortality and expense risk charge and an administrative charge), as well as any applicable maintenance fee, transfer fees and premium and other taxes. The Funds also incur certain fees and expenses which are deducted directly from the Funds. A deferred sales charge may apply upon a full or partial withdrawal of the Account Value. (See the Fee Table and "Charges and Deductions.")


-------------------------------------------------------------------------------=
                                   SUMMARY - 1

TRANSFERS

     Prior to the Annuity Date, and subject to certain limitations, you can transfer Account Values among the Subaccounts and the Guaranteed Account. During the Annuity Period, if you have elected variable payments you can make transfers among the Subaccounts available during the Annuity Period. Currently, during the Accumulation Period, transfers are without charge. However, the Company reserves the right to charge up to $10 for each additional transfer if more than 12 transfers are made in a calendar year. Transfers can be requested in writing or by telephone in accordance with the Company's transfer procedures. During the Annuity Period, you can currently make up to four transfers each calendar year. There is no charge for these transfers. (Transfers from the Guaranteed Account may be restricted and subject to a market value adjustment. See the Appendix.)

     The Company also offers a Dollar Cost Averaging Program and an Account Rebalancing Program. The Dollar Cost Averaging Program permits the automatic transfer of amounts from any of the Subaccounts and an available Guaranteed Account term to any of the other Subaccounts on a monthly or quarterly basis. The Account Rebalancing Program allows you to request that each year, or at other more frequent intervals as We allow, We automatically reallocate your Account Value to specified percentages among the Subaccounts in which you invest. (See "Transfers.")

WITHDRAWALS

     All or a part of the Account Value may be withdrawn prior to the Annuity Date by properly completing a disbursement form and sending it to the Company. Certain charges may be assessed upon withdrawal. Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. (See the Appendix.) The taxable portion of the withdrawal may also be subject to income tax and a federal tax penalty. (See "Withdrawals.")

     The Contract also offers certain Additional Withdrawal Options during the Accumulation Period subject to certain criteria. Some Additional Withdrawal Options are not available in all states and may not be suitable in every situation. (See "Additional Withdrawal Options.")

GUARANTEED DEATH BENEFIT

     These Contracts contain a guaranteed death benefit feature. Upon the death of the Annuitant, the Account Value may be increased under certain circumstances. (See "Death Benefit During Accumulation Period.")

     After Annuity Payments have commenced, a death benefit may be payable to the Beneficiary depending upon the terms of the Contract and the Annuity Option selected. (See "Death Benefit Payable During the Annuity Period.")

THE ANNUITY PERIOD

     On the Annuity Date, you may elect to begin receiving Annuity Payments. Annuity Payments can be made on either a fixed, variable or combination fixed and variable basis. If a variable payout is selected, the payments will continue to vary with the investment performance of the Subaccount(s) selected. The Company reserves the right to limit the number of Subaccounts that may be available during the Annuity Period. (See "Annuity Period.")

TAXES

     Earnings are not generally taxed until you or your Beneficiary(ies) actually receive a distribution from the Contract. A 10% federal tax penalty may be imposed on certain withdrawals. (See "Tax Status.")

INQUIRIES

     Questions, inquiries or requests for additional information can be directed to your agent or local representative, or you may contact the Company as follows:

   [bullet] Write to:                 Aetna Life Insurance and Annuity Company
                                      151 Farmington Avenue
                                      Hartford, Connecticut 06156-5996
                                      Attention: Customer Service

   [bullet] Call Customer Service:
                                      1-800-531-4547 (for automated transfers or changes in the allocation of Account Values, call: 1-800-262-3862)


--------------------------------------------------------------------------------
                                   SUMMARY - 2

                                   FEE TABLE
================================================================================

This Fee Table describes the various charges and expenses associated with the Contract. No sales charge is paid upon purchase of the Contract. All costs that are borne directly or indirectly under the Subaccounts and Funds are shown below. Some expenses may vary as explained under "Charges and Deductions." The charges and expenses shown below do not include premium taxes that may be applicable. For more information regarding expenses paid out of assets of a particular Fund, see the Fund's prospectus.


CONTRACT HOLDER TRANSACTION EXPENSES

     Deferred Sales Charge for withdrawals under each Contract (as a percentage of each Purchase Payment withdrawn).



   Years from Receipt              Deferred Sales
  of Purchase Payment             Charge Deduction
  -------------------             ----------------
  Less than 2                            7%
  2 or more but less than 4              6%
  4 or more but less than 5              5%
  5 or more but less than 6              4%
  6 or more but less than 7              3%
  7 or more                              0%


   CONTRACTS OR CERTIFICATES ISSUED IN NEW YORK:

   Years from Receipt              Deferred Sales
  of Purchase Payment             Charge Deduction
  -------------------             ----------------
  Less than 1                            7%
  1 or more but less than 2              6%
  2 or more but less than 3              5%
  3 or more but less than 4              4%
  4 or more but less than 5              3%
  5 or more but less than 6              2%
  6 or more but less than 7              1%
  7 or more                              0%


 Annual Maintenance Fee (1)  .............    $30.00
 Transfer Charge (2)   ...................    $ 0.00

SEPARATE ACCOUNT ANNUAL EXPENSES

(Daily deductions, equal to the percentage shown on an annual basis, made from amounts allocated to the variable options under each Contract).

During the Accumulation Period:

 Mortality and Expense Risk Charge   .......    1.25%
 Administrative Charge.  ...................    0.15%
                                                ----
 Total Subaccount Annual Expenses    .......    1.40%

During the Annuity Period:

 Mortality and Expense Risk Charge   .......    1.25%
 Administrative Charge   ...................    0.00%(3)
                                                ----
 Total Subaccount Annual Expenses    .......    1.25%

------------------
(1) The maintenance fee, if applicable, will generally be deducted from each Account annually and if the full Account Value is withdrawn. The maintenance fee is waived when the Account Value is $50,000 or more on the date the maintenance fee is due. The amount shown is the maximum maintenance fee that can be deducted under the Contract.
(2) During the Accumulation Period We currently allow an unlimited number of transfers without charge. However, we reserve the right to impose a fee of $10 for each transfer in excess of 12 per year.
(3) We currently do not impose an Administrative Charge during the Annuity Period. However, we reserve the right to deduct a daily charge of not more than 0.25% per year from the Subaccounts.


--------------------------------------------------------------------------------
                                  FEE TABLE - 1

ANNUAL EXPENSES OF THE FUNDS

The following table illustrates the advisory fees and other expenses applicable to the Funds. Except as noted, the following figures are a percentage of average net assets and, except where otherwise indicated, are based on figures for the year ended December 31, 1996. A Fund's "Other Expenses" include operating costs of the Fund. These expenses are reflected in the Fund's net asset value and are not deducted from the Account Value.

                                                                            Investment              Other            Total
                                                                          Advisory Fees(1)        Expenses        Mutual Fund
                                                                          (after expense       (after expense        Annual
                                                                           reimbursement)       reimbursement)      Expenses
                                                                        -------------------   -----------------   -------------
Aetna Variable Fund(2)                                                         0.50%                 0.06%           0.56%
Aetna Income Shares(2)                                                         0.40%                 0.08%           0.48%
Aetna Variable Encore Fund(2)                                                  0.25%                 0.10%           0.35%
Aetna Investment Advisers Fund, Inc.(2)                                        0.50%                 0.08%           0.58%
Aetna Ascent Variable Portfolio(2)                                             0.60%                 0.15%           0.75%
Aetna Crossroads Variable Portfolio(2)                                         0.60%                 0.15%           0.75%
Aetna Legacy Variable Portfolio(2)                                             0.60%                 0.15%           0.75%
Aetna Variable Capital Appreciation Portfolio(2)                               0.60%                 0.15%           0.75%
Aetna Variable Growth Portfolio(2)                                             0.60%                 0.15%           0.75%
Aetna Variable Index Plus Portfolio(2)                                         0.35%                 0.15%           0.50%
Aetna Variable Small Company Portfolio(2)                                      0.75%                 0.15%           0.90%
Alger American Balanced Portfolio                                              0.75%                 0.39%           1.14%
Alger American Growth Portfolio                                                0.75%                 0.04%           0.79%
Alger American Income and Growth Portfolio                                     0.63%                 0.18%           0.81%
Alger American Leveraged AllCap Portfolio(3)                                   0.85%                 0.24%           1.09%
Alger American MidCap Growth Portfolio                                         0.80%                 0.04%           0.84%
Alger American Small Cap Portfolio                                             0.85%                 0.03%           0.88%
American Century VP Balanced (formerly "TCI Balanced")(4)                      1.00%                 0.00%           1.00%
American Century VP Capital Appreciation (formerly "TCI Growth")(4)            1.00%                 0.00%           1.00%
American Century VP International (formerly "TCI International")(4)            1.50%                 0.00%           1.50%
Federated American Leaders Fund II(5)                                          0.53%                 0.32%           0.85%
[Federated Equity Income Fund II(6)                                            0.00%                 0.85%           0.85%]
Federated Fund for U.S. Government Securities II(5)                            0.00%                 0.80%           0.80%
[Federated Growth Strategies Fund II(5)                                        0.00%                 0.85%           0.85%]
Federated High Income Bond Fund II(5)                                          0.00%                 0.80%           0.80%
[Federated International Equity Fund II(5)                                     0.00%                 1.25%           1.25%]
[Federated Prime Money Fund II(5)                                              0.00%                 0.80%           0.80%]
Federated Utility Fund II(5)                                                   0.24%                 0.61%           0.85%
Fidelity VIP Equity-Income Portfolio(7)                                        0.51%                 0.07%           0.58%
Fidelity VIP Growth Portfolio(7)                                               0.61%                 0.08%           0.69%
Fidelity VIP High Income Portfolio                                             0.59%                 0.12%           0.71%
Fidelity VIP Overseas Portfolio(7)                                             0.76%                 0.17%           0.93%
Fidelity VIP II Asset Manager Portfolio(7)                                     0.64%                 0.10%           0.74%
Fidelity VIP II Contrafund Portfolio(7)                                        0.61%                 0.13%           0.74%
Fidelity VIP II Index 500 Portfolio(8)                                         0.13%                 0.15%           0.28%
Fidelity VIP II Investment Grade Bond Portfolio                                0.45%                 0.13%           0.58%
Janus Aspen Aggressive Growth Portfolio(9)                                     0.72%                 0.04%           0.76%
Janus Aspen Balanced Portfolio(9)                                              0.79%                 0.15%           0.94%
Janus Aspen Flexible Income Portfolio(9)                                       0.65%                 0.19%           0.84%
Janus Aspen Growth Portfolio(9)                                                0.65%                 0.04%           0.69%
Janus Aspen Short-Term Bond Portfolio(9)                                       0.47%                 0.19%           0.66%
Janus Aspen Worldwide Growth Portfolio(9)                                      0.66%                 0.14%           0.80%
Lexington Emerging Markets Fund, Inc.(10)                                      0.85%                 1.38%           2.23%
Lexington Natural Resources Trust                                              1.00%                 0.42%           1.42%
MFS Emerging Growth Series(11)                                                 0.75%                 0.25%           1.00%
MFS Research Series(11)                                                        0.75%                 0.25%           1.00%
MFS Total Return Series(11)                                                    0.75%                 0.25%           1.00%
MFS Value Series(11)                                                           0.75%                 0.25%           1.00%
MFS World Governments Series(11)                                               0.75%                 0.25%           1.00%
Oppenheimer Capital Appreciation Fund                                          0.72%                 0.03%           0.75%
Oppenheimer Global Securities Fund                                             0.73%                 0.08%           0.81%
Oppenheimer Growth & Income Fund                                               0.75%                 0.25%           1.00%
Oppenheimer Strategic Bond Fund                                                0.75%                 0.10%           0.85%


--------------------------------------------------------------------------------
                                  FEE TABLE - 2

 (1) Certain of the unaffiliated Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.
 (2) The Company provides administrative services to the Fund and assumes the Fund's ordinary recurring direct costs under an Administrative Services Agreement. The new Administrative Services Agreement became effective on May 1, 1996 for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna Ascent Variable Portfolio, Aetna Crossroads Variable Portfolio, and Aetna Legacy Variable Portfolio. Therefore, for these Funds the "Other Expenses" shown are not based on actual figures for the year ended December 31, 1996, but reflect the fee payable under that Agreement. The Administrative Services Agreement was in effect for Aetna Variable Capital Appreciation Portfolio, Aetna Variable Growth Portfolio, Aetna Variable Index Plus Portfolio and Aetna Variable Small Company Portfolio since their inception.

     Effective August 1, 1996, Investment Advisory Fees were increased for Aetna Variable Fund, Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna Ascent Variable Portfolio, Aetna Crossroads Variable Portfolio, and Aetna Legacy Variable Portfolio. The Advisory Fees shown above are not based on actual figures for the year ended December 31, 1996, but reflect the increased Investment Advisory Fees.
 (3) Included in "Other Expenses" of the Alger American Leveraged AllCap Portfolio is 0.03% of interest expense.
 (4) The Portfolio's investment adviser pays all expenses of the Portfolio except brokerage commissions, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses. These expenses have historically represented a very small percentage (less than 0.01%) of total net assets in a fiscal year.
 (5) The management fee for each of the Funds has been reduced to reflect a voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time in its sole discretion. The maximum management fee for each of the Funds is as follows: 0.50%--Prime Money Fund II; 0.60%--High Income Bond Fund II and the Fund for U.S. Government Securities II; 0.75%--American Leaders Fund II, Growth Strategies Fund II and Utility Fund II; and 1.00%--International Equity Fund II.
     The total operating expenses of each of the Funds, absent the voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses, would have been: 1.07% for the American Leaders Fund II; 1.81% for the Fund for U.S. Government Securities II; 4.72% for the Growth Strategies Fund II; 1.39% for the High Income Bond Fund II; 4.30% for the International Equity Fund II; 1.37% for the Prime Money Fund II; and 1.36% for the Utility Fund II.
 (6) The estimated investment advisory fee has been reduced to reflect the anticipated voluntary waiver of the investment advisory fee. The Fund's adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum investment advisory fee is 0.75%. The Fund has no present intention of paying or accruing a 12b-1 fee during the fiscal year ending December 31, 1997. If the Fund were paying or accruing the 12b-1 fee, Institutional Shares would be able to pay up to 0.25% of its average daily net assts for the 12b-1 fee. See "Fund Information" in the Fund prospectus.

     The total operating expenses are estimated to be 1.82% respectively absent the anticipated voluntary waiver of the management fee and the anticipated voluntary reimbursement of certain other operating expenses. Total Fund operating expenses are estimated based on average expenses expected to be incurred during the period ending December 31, 1997. During the course of this period, expenses may be more or less than the average amount shown.
 (7) A portion of the brokerage commissions that certain funds pay was used to reduce expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses would have been 0.56% for Equity Income Portfolio, 0.67% for Growth Portfolio, 0.92% for Overseas Portfolio, 0.73% for Asset Manager Portfolio; and 0.71% for Contrafund Portfolio.
 (8) The Fund's investment adviser agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the fund's management fee, other expenses and total expenses would have been 0.28%, 0.15% and 0.43%, respectively, for Index 500 Portfolio.
 (9) The fees and expenses shown above are based on gross expenses of the Shares before expense offset arrangements for the fiscal year ended December 31, 1996. The information for each Portfolio other than the Flexible Income Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Aggressive Growth, Balanced, Growth, and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Fund Annual Expenses would have been 0.79%, 0.04% and 0.83% for Aggressive Growth Portfolio; 0.92%, 0.15% and 1.07% for Balanced Portfolio; 0.79%, 0.04% and 0.83% for Growth Portfolio; 0.65%, 0.19% and 0.84% for Short-Term Bond Portfolio; and 0.77%, 0.14% and 0.91% for Worldwide Growth Portfolio, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Portfolio's Board of Trustees.
(10) The Fund's investment adviser has agreed to voluntarily limit the total expenses of the Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses, but including management fees and operating expenses) to an annual rate of 1.75% of the Fund's average net assets from May 1, 1996 through April 30, 1997. For the period ending

--------------------------------------------------------------------------------
                                  FEE TABLE - 3

     December 31, 1996, the Total Fund Annual Expenses, after reimbursement, was 1.64%. Effective May 1, 1997, an expense limitation is no longer in effect. The Advisory Fees, Other Expenses and Total Fund Annual Expenses shown above reflect the actual expenses of the Fund before reimbursement, as if such arrangement had not been in effect at any time during 1996. The example shown in the table above should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.
(11) The adviser has agreed to bear expenses for each Series, subject to reimbursement by each Series, such that each Series' "Other Expenses" shall not exceed 0.25% of the average daily net assets of the Series during the current fiscal year. Otherwise, "Other Expenses" for the MFS Emerging Growth Series, MFS Research Series, MFS Total Return Series, MFS World Governments Series and MFS Value Series would be 0.41%, 0.73%, 1.35%, 1.28% and 3.08%, respectively, and "Total Fund Annual Expenses" would be 1.16%, 1.48%, 2.10%, 2.03% and 3.83%, respectively, for these Series. Each Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Series' expenses). Any such fee reductions are not reflected under "Other Expenses."


--------------------------------------------------------------------------------
                                  FEE TABLE - 4

HYPOTHETICAL ILLUSTRATION (EXAMPLE)

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.


The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maximum maintenance fee of $30.00 that can be deducted under the Contract has been converted to a percentage of assets equal to 0.005%.

                                                               EXAMPLE A                                EXAMPLE B
                                                --------------------------------------   ----------------------------------------
                                                If you withdraw the entire Account       If you do not withdraw the Account
                                                Value at the end of the periods shown,   Value, or if you annuitize at the end of
                                                you would pay the following expenses,    the periods shown, you would pay the
                                                including any applicable deferred        following expenses (no deferred sales
                                                sales charge:                            charge is reflected):*
                                                1 year    3 years   5 years   10 years   1 year    3 years   5 years   10 years
                                                ------    -------   -------   --------   ------    -------   -------   --------
Aetna Variable Fund                               $ 92     $115       $141      $229       $20       $62       $106      $229
Aetna Income Shares                               $ 91     $113       $137      $221       $19       $59       $102      $221
Aetna Variable Encore Fund                        $ 90     $109       $130      $207       $18       $55       $ 95      $207
Aetna Investment Advisers Fund, Inc               $ 92     $116       $142      $231       $20       $62       $107      $231
Aetna Ascent Variable Portfolio                   $ 94     $121       $151      $249       $22       $67       $116      $249
Aetna Crossroads Variable Portfolio               $ 94     $121       $151      $249       $22       $67       $116      $249
Aetna Legacy Variable Portfolio                   $ 94     $121       $151      $249       $22       $67       $116      $249
Aetna Variable Capital Appreciation Portfolio     $ 94     $121       $151      $249       $22       $67       $116      $249
Aetna Variable Growth Portfolio                   $ 94     $121       $151      $249       $22       $67       $116      $249
Aetna Variable Index Plus Portfolio               $ 92     $113       $138      $223       $19       $60       $103      $223
Aetna Variable Small Company Portfolio            $ 95     $125       $159      $264       $23       $72       $123      $264
Alger American Balanced Portfolio                 $ 97     $133       $171      $288       $26       $79       $135      $288
Alger American Growth Portfolio                   $ 94     $122       $153      $253       $22       $69       $118      $253
Alger American Income and Growth Portfolio        $ 94     $123       $154      $255       $22       $69       $119      $255
Alger American Leveraged AllCap Portfolio         $ 97     $131       $168      $283       $25       $78       $133      $283
Alger American MidCap Growth Portfolio            $ 95     $124       $156      $258       $23       $70       $120      $258
Alger American Small Capitalization Portfolio     $ 95     $125       $158      $262       $23       $71       $122      $262
American Century VP Balanced (formerly "TCI
 Balanced")                                       $ 96     $129       $164      $274       $24       $75       $128      $274
American Century VP Capital Appreciation
 (formerly "TCI Growth")                          $ 96     $129       $164      $274       $24       $75       $128      $274
American Century VP International (formerly
 "TCI International")                             $101     $144       $189      $323       $29       $90       $153      $323
Federated American Leaders Fund II                $ 95     $124       $156      $259       $23       $70       $121      $259
Federated Fund for U.S. Government Securities II  $ 94     $122       $154      $254       $22       $69       $118      $254
Federated High Income Bond Fund II                $ 94     $122       $154      $254       $22       $69       $118      $254
Federated Utility Fund II                         $ 95     $124       $156      $259       $23       $70       $121      $259
Fidelity VIP Equity-Income Portfolio              $ 92     $116       $142      $231       $20       $62       $107      $231
Fidelity VIP Growth Portfolio                     $ 93     $119       $148      $243       $21       $66       $113      $243
Fidelity VIP High Income Portfolio                $ 93     $120       $149      $245       $21       $66       $114      $245
Fidelity VIP Overseas Portfolio                   $ 96     $126       $160      $267       $24       $73       $125      $267
Fidelity VIP II Asset Manager Portfolio           $ 94     $121       $151      $248       $22       $67       $115      $248
Fidelity VIP II Contrafund Portfolio              $ 94     $121       $151      $248       $22       $67       $115      $248
Fidelity VIP II Index 500 Portfolio               $ 89     $106       $127      $199       $17       $53       $ 92      $199
Fidelity VIP II Investment Grade Bond Portfolio   $ 92     $116       $142      $231       $20       $62       $107      $231
Janus Aspen Aggressive Growth Portfolio           $ 94     $121       $152      $250       $22       $68       $116      $250
Janus Aspen Balanced Portfolio                    $ 96     $127       $161      $268       $24       $73       $125      $268
Janus Aspen Flexible Income Portfolio             $ 95     $124       $156      $258       $23       $70       $120      $258
Janus Aspen Growth Portfolio                      $ 93     $119       $148      $243       $21       $66       $113      $243
Janus Aspen Short-Term Bond Portfolio             $ 93     $118       $146      $239       $21       $65       $111      $239
Janus Aspen Worldwide Growth Portfolio            $ 94     $122       $154      $254       $22       $69       $118      $254


--------------------------------------------------------------------------------
                                  FEE TABLE - 5

                                                          EXAMPLE A                                   EXAMPLE B
                                        ----------------------------------------      ----------------------------------------
                                        If you withdraw the entire Account            If you do not withdraw the Account
                                        Value at the end of the periods shown,        Value, or if you annuitize at the end of
                                        you would pay the following expenses,         the periods shown, you would pay the
                                        including any applicable deferred             following expenses (no deferred sales
                                        sales charge:                                 charge is reflected):*
                                        1 year    3 years    5 years    10 years      1 year    3 years    5 years    10 years
                                        ------    -------    -------    --------      ------    -------    -------    --------
Lexington Emerging Markets Fund, Inc     $108       $165       $224       $389          $ 37      $111       $188       $389
Lexington Natural Resources Trust        $100       $141       $185       $315          $ 29      $ 88       $149       $315
MFS Emerging Growth Series               $ 96       $129       $164       $274          $ 24      $ 75       $128       $274
MFS Research Series                      $ 96       $129       $164       $274          $ 24      $ 75       $128       $274
MFS Total Return Series                  $ 96       $129       $164       $274          $ 24      $ 75       $128       $274
MFS Value Series                         $ 96       $129       $164       $274          $ 24      $ 75       $128       $274
MFS World Governments Series             $ 96       $129       $164       $274          $ 24      $ 75       $128       $274
Oppenheimer Capital Appreciation Fund    $ 94       $121       $151       $249          $ 22      $ 67       $116       $249
Oppenheimer Global Securities Fund       $ 94       $123       $154       $255          $ 22      $ 69       $119       $255
Oppenheimer Growth & Income Fund         $ 96       $129       $164       $274          $ 24      $ 75       $128       $274
Oppenheimer Strategic Bond Fund          $ 95       $124       $156       $259          $ 23      $ 70       $121       $259


------------------
* This Example would not apply if a nonlifetime variable annuity option is selected, and a lump sum settlement is requested within three years after annuity payments start, since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)

--------------------------------------------------------------------------------
                                  FEE TABLE - 6

HYPOTHETICAL ILLUSTRATION (EXAMPLE)

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maximum maintenance fee of $30.00 that can be deducted under the Contract has been converted to a percentage of assets equal to 0.005%.



                                                                  Contracts or Certificates Issued in New York
                                                            EXAMPLE C                                   EXAMPLE D
                                                 -------------------------------           ----------------------------------------
                                                 If you withdraw the entire Account        If you do not withdraw the Account
                                                 Value at the end of the periods shown,    Value, or if you annuitize at the end of
                                                 you would pay the following expenses,     the period shown, you would pay the
                                                 including any applicable deferred         following expenses (no deferred sales
                                                 sales charge:                             charge is reflected):*
                                                 1 year   3 years   5 years  10 years      1 year   3 years   5 years   10 years
                                                 ------   -------   -------  --------      ------   -------   -------   --------
Aetna Variable Fund                               $82       $ 95     $122      $229         $20       $ 62      $106      $229
Aetna Income Shares                               $81       $ 93     $118      $221         $19       $ 59      $102      $221
Aetna Variable Encore Fund                        $80       $ 89     $112      $207         $18       $ 55      $ 95      $207
Aetna Investment Advisers Fund, Inc.              $82       $ 96     $124      $231         $20       $ 62      $107      $231
Aetna Ascent Variable Portfolio                   $84       $101     $132      $249         $22       $ 67      $116      $249
Aetna Crossroads Variable Portfolio               $84       $101     $132      $249         $22       $ 67      $116      $249
Aetna Legacy Variable Portfolio                   $84       $101     $132      $249         $22       $ 67      $116      $249
Aetna Variable Capital Appreciation Portfolio     $84       $101     $132      $249         $22       $ 67      $116      $249
Aetna Variable Growth Portfolio                   $84       $101     $132      $249         $22       $ 67      $116      $249
Aetna Variable Index Plus Portfolio               $81       $ 93     $119      $223         $19       $ 60      $103      $223
Aetna Variable Small Company Portfolio            $85       $105     $140      $264         $23       $ 72      $123      $264
Alger American Balanced Portfolio                 $87       $113     $152      $288         $26       $ 79      $135      $288
Alger American Growth Portfolio                   $84       $102     $134      $253         $22       $ 69      $118      $253
Alger American Income and Growth Portfolio        $84       $103     $135      $255         $22       $ 69      $119      $255
Alger American Leveraged AllCap Portfolio         $87       $111     $149      $283         $25       $ 78      $133      $283
Alger American MidCap Growth Portfolio            $84       $104     $137      $258         $23       $ 70      $120      $258
Alger American Small Capitalization Portfolio     $85       $105     $139      $262         $23       $ 71      $122      $262
American Century VP Balanced (formerly "TCI
 Balanced")                                       $86       $109     $145      $274         $24       $ 75      $128      $274
American Century VP Capital Appreciation
 (formerly "TCI Growth")                          $86       $109     $145      $274         $24       $ 75      $128      $274
American Century VP International (formerly
 "TCI International")                             $91       $124     $170      $323         $29       $ 90      $153      $323
Federated American Leaders Fund II                $85       $104     $137      $259         $23       $ 70      $121      $259
[Federated Equity Income Fund II]                 $85       $104     $137      $259         $23       $ 70      $121      $259
Federated Fund for U.S. Government Securities II  $84       $102     $135      $254         $22       $ 69      $118      $254
[Federated Growth Strategies II]                  $85       $104     $137      $259         $23       $ 70      $121      $259
Federated High Income Bond Fund II                $84       $102     $135      $254         $22       $ 69      $118      $254
[Federated International Equity Fund II]          $88       $116     $157      $299         $27       $ 82      $141      $299
[Federated Prime Money Fund II]                   $84       $102     $135      $254         $22       $ 69      $118      $254
Federated Utility Fund II                         $85       $104     $137      $259         $23       $ 70      $121      $259
Fidelity VIP Equity-Income Portfolio              $82       $ 96     $124      $231         $20       $ 62      $107      $231
Fidelity VIP Growth Portfolio                     $83       $ 99     $129      $243         $21       $ 66      $113      $243
Fidelity VIP High Income Portfolio                $83       $100     $130      $245         $21       $ 66      $114      $245
Fidelity VIP Overseas Portfolio                   $85       $106     $141      $267         $24       $ 73      $125      $267
Fidelity VIP II Asset Manager Portfolio           $83       $101     $132      $248         $22       $ 67      $115      $248
Fidelity VIP II Contrafund Portfolio              $83       $101     $132      $248         $22       $ 67      $115      $248
Fidelity VIP II Index 500 Portfolio               $79       $ 86     $108      $199         $17       $ 53      $ 92      $199
Fidelity VIP II Investment Grade Bond Portfolio   $82       $ 96     $124      $231         $20       $ 62      $107      $231
Janus Aspen Aggressive Growth Portfolio           $84       $101     $133      $250         $22       $ 68      $116      $250
Janus Aspen Balanced Portfolio                    $85       $107     $142      $268         $24       $ 73      $125      $268
Janus Aspen Flexible Income Portfolio             $84       $104     $137      $258         $23       $ 70      $120      $258
Janus Aspen Growth Portfolio                      $83       $ 99     $129      $243         $21       $ 66      $113      $243
Janus Aspen Short-Term Bond Portfolio             $83       $ 98     $128      $239         $21       $ 65      $111      $239
Janus Aspen Worldwide Growth Portfolio            $84       $102     $135      $254         $22       $ 69      $118      $254
Lexington Emerging Markets Fund, Inc.             $97       $145     $205      $389         $37       $111      $188      $389
Lexington Natural Resources Trust                 $90       $121     $166      $315         $29       $ 88      $149      $315


--------------------------------------------------------------------------------
                                  FEE TABLE - 7

                                                              Contracts or Certificates Issued in New York
                                                          EXAMPLE C                                    EXAMPLE D
                                        --------------------------------------------- ------------------------------------------
                                         If you withdraw the entire Account            If you do not withdraw the Account
                                         Value at the end of the periods shown,        Value, or if you annuitize at the end of
                                         you would pay the following expenses,         the periods shown, you would pay the
                                         including any applicable deferred             following expenses (no deferred sales
                                         sales charge:                                 charge is reflected):*
                                         1 year    3 years    5 years    10 years      1 year    3 years    5 years    10 years
                                         ------    -------    -------    --------      ------    -------    -------    --------
MFS Emerging Growth Series                $86       $109       $145       $274          $24        $75        $128       $274
MFS Research Series                       $86       $109       $145       $274          $24        $75        $128       $274
MFS Total Return Series                   $86       $109       $145       $274          $24        $75        $128       $274
MFS Value Series                          $86       $109       $145       $274          $24        $75        $128       $274
MFS World Governments Series              $86       $109       $145       $274          $24        $75        $128       $274
Oppenheimer Capital Appreciation Fund     $84       $101       $132       $249          $22        $67        $116       $249
Oppenheimer Global Securities Fund        $84       $103       $135       $255          $22        $69        $119       $255
Oppenheimer Growth & Income Fund          $86       $109       $145       $274          $24        $75        $128       $274
Oppenheimer Strategic Bond Fund           $85       $104       $137       $259          $23        $70        $121       $259


------------------
* This Example would not apply if a nonlifetime variable annuity option is selected, and a lump sum settlement is requested within three years after annuity payments start, since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example C.)

--------------------------------------------------------------------------------
                                  FEE TABLE - 8

                        CONDENSED FINANCIAL INFORMATION
    (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for the three years ended December 31, 1996 is derived from the financial statements of the Separate Account, which financial statements have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon, are included in the Statement of Additional Information.

                                                                 1996               1995                1994
                                                                 ----               ----                ----
AETNA VARIABLE FUND
Value at beginning of period                                   $  14.001          $  10.737         $  10.000
Value at end of period                                         $  17.181          $  14.001         $  10.737
Increase (decrease) in value of accumulation units(1)              22.71%             30.40%             7.37%(2)
Number of accumulation units outstanding at end of period      4,919,945          3,068,782         3,178,712
AETNA INCOME SHARES
Value at beginning of period                                   $  12.037          $  10.324         $  10.000
Value at end of period                                         $  12.294          $  12.037         $  10.324
Increase (decrease) in value of accumulation units(1)               2.14%             16.59%             3.24%(3)
Number of accumulation units outstanding at end of period      1,129,814            988,199           983,357
AETNA VARIABLE ENCORE FUND
Value at beginning of period                                   $  10.968          $  10.489         $  10.000
Value at end of period                                         $  11.394          $  10.968         $  10.489
Increase (decrease) in value of accumulation units(1)               3.89%              4.57%             4.89%(2)
Number of accumulation units outstanding at end of period      4,871,015          2,694,034         3,407,448
AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period                                   $  13.602          $  10.828         $  10.000
Value at end of period                                         $  15.445          $  13.602         $  10.828
Increase (decrease) in value of accumulation units(1)              13.55%             25.62%             8.42%(4)
Number of accumulation units outstanding at end of period      1,544,723            919,744           911,281
AETNA ASCENT VARIABLE PORTFOLIO
Value at beginning of period                                   $  10.645          $  10.000
Value at end of period                                         $  12.970          $  10.645
Increase (decrease) in value of accumulation units(1)              21.84%              6.45%(5)
Number of accumulation units outstanding at end of period        298,740             15,832
AETNA CROSSROADS VARIABLE PORTFOLIO
Value at beginning of period                                   $  10.587          $  10.000
Value at end of period                                         $  12.402          $  10.587
Increase (decrease) in value of accumulation units(1)              17.14%              5.87%(5)
Number of accumulation units outstanding at end of period        326,292             27,089
AETNA LEGACY VARIABLE PORTFOLIO
Value at beginning of period                                   $  10.438          $  10.000
Value at end of period                                         $  11.751          $  10.438
Increase (decrease) in value of accumulation units(1)              12.58%              4.38%(6)
Number of accumulation units outstanding at end of period        492,915             28,778
AETNA VARIABLE INDEX PLUS PORTFOLIO
Value at beginning of period                                   $  10.000
Value at end of period                                         $  10.919
Increase (decrease) in value of accumulation units(1)               9.19%(7)
Number of accumulation units outstanding at end of period         19,177
ALGER AMERICAN BALANCED PORTFOLIO
Value at beginning of period                                   $  12.588          $  10.000
Value at end of period                                         $  13.673          $  12.588
Increase (decrease) in value of accumulation units(1)               8.62%             25.88%(8)
Number of accumulation units outstanding at end of period        276,259             54,737
ALGER AMERICAN GROWTH PORTFOLIO
Value at beginning of period                                   $  12.980          $  10.000
Value at end of period                                         $  14.506          $  12.980
Increase (decrease) in value of accumulation units(1)              11.75%             29.80%(9)
Number of accumulation units outstanding at end of period      2,592,294            615,697
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
Value at beginning of period                                   $  10.660          $  10.000
Value at end of period                                         $  12.578          $  10.660
Increase (decrease) in value of accumulation units(1)              18.00%              6.60%(10)
Number of accumulation units outstanding at end of period        514,513             95,829


--------------------------------------------------------------------------------
                                 AUV HISTORY - 1

================================================================================

                                                                      1996              1995               1994
                                                                      ----              ----               ----
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Value at beginning of period                                       $  12.265         $   10.000
Value at end of period                                             $  13.548         $   12.265
Increase (decrease) in value of accumulation units(1)                  10.46%             22.65%(10)
Number of accumulation units outstanding at end of period            842,890            159,379
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
Value at beginning of period                                       $  13.974         $   10.000
Value at end of period                                             $  15.417         $   13.974
Increase (decrease) in value of accumulation units(1)                  10.33%             39.74%(8)
Number of accumulation units outstanding at end of period          1,287,070            233,110
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
Value at beginning of period                                       $  13.295         $   10.000
Value at end of period                                             $  13.656         $   13.295
Increase (decrease) in value of accumulation units(1)                   2.72%             32.95%(11)
Number of accumulation units outstanding at end of period          2,688,730            507,425
AMERICAN CENTURY VP BALANCED (formerly "TCI BALANCED")
Value at beginning of period                                       $  12.124         $   10.152          $    10.000
Value at end of period                                             $  13.410         $   12.124          $    10.152
Increase (decrease) in value of accumulation units(1)                  10.61%             19.42%                1.52%(4)
Number of accumulation units outstanding at end of period            223,073             40,407                3,477
AMERICAN CENTURY VP CAPITAL APPRECIATION (formerly "TCI GROWTH")
Value at beginning of period                                       $  14.021         $   10.847          $    10.000
Value at end of period                                             $  13.211         $   14.021          $    10.847
Increase (decrease) in value of accumulation units(1)                  (5.78)%            29.27%                8.47%(4)
Number of accumulation units outstanding at end of period          1,214,961          1,014,612              893,534
AMERICAN CENTURY VP INTERNATIONAL (formerly "TCI INTERNATIONAL")
Value at beginning of period                                       $  10.446         $    9.441          $    10.000
Value at end of period                                             $  11.782         $   10.446          $     9.441
Increase (decrease) in value of accumulation units(1)                  12.80%             10.64%               (5.59)%(4)
Number of accumulation units outstanding at end of period            399,464             57,691                3,745
FEDERATED AMERICAN LEADERS FUND II
Value at beginning of period                                       $  12.971         $    9.838          $    10.000
Value at end of period                                             $  15.548         $   12.971          $     9.838
Increase (decrease) in value of accumulation units(1)                  19.87%             31.84%               (1.62)%(12)
Number of accumulation units outstanding at end of period          3,931,613          2,057,364              188,708
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period                                       $  10.804         $   10.073          $    10.000
Value at end of period                                             $  11.099         $   10.804          $    10.073
Increase (decrease) in value of accumulation units(1)                   2.74%              7.25%                0.73%(12)
Number of accumulation units outstanding at end of period            689,789            417,293               12,714
[FEDERATED GROWTH STRATEGIES FUND II
Value at beginning of period                                       $  10.277            $10.000
Value at end of period                                             $  12.596            $10.277
Increase (decrease) in value of accumulation units(1)                  22.57%              2.77%(11)
Number of accumulation units outstanding at end of period            570,182             17,503]
FEDERATED HIGH INCOME BOND FUND II
Value at beginning of period                                       $  11.640         $    9.814          $    10.000
Value at end of period                                             $  13.119         $   11.640          $     9.814
Increase (decrease) in value of accumulation units(1)                  12.71%             18.61%               (1.86)%(12)
Number of accumulation units outstanding at end of period          2,069,633          1,020,321               31,309
[FEDERATED INTERNATIONAL EQUITY FUND II
Value at beginning of period                                       $  10.255         $   10.000
Value at end of period                                             $  10.952         $   10.255
Increase (decrease) in value of accumulation units(1)                   6.80%              2.55%
Number of accumulation units outstanding at end of period            541,970            158,319]
[FEDERATED PRIME MONEY FUND II
Value at beginning of period                                       $  10.406         $   10.033          $    10.000
Value at end of period                                             $  10.748         $   10.406          $    10.033
Increase (decrease) in value of accumulation units(1)                   3.29%              3.71%                0.33%
Number of accumulation units outstanding at end of period            720,521            554,934               51,949]
FEDERATED UTILITY FUND II
Value at beginning of period                                       $  12.095         $    9.881          $    10.000
Value at end of period                                             $  13.303         $   12.095          $     9.881
Increase (decrease) in value of accumulation units(1)                   9.99%        $    22.40%               (1.19)%(12)
Number of accumulation units outstanding at end of period          1,260,915            727,601               41,191
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                       $  13.324         $   10.002          $    10.000
Value at end of period                                             $  15.013         $   13.324          $    10.002
Increase (decrease) in value of accumulation units(1)                  12.68%             33.21%                0.02%(13)
Number of accumulation units outstanding at end of period          4,200,501            913,517               17,013
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                       $  13.913         $   10.423          $    10.000
Value at end of period                                             $  15.734         $   13.913          $    10.423
Increase (decrease) in value of accumulation units(1)                  13.09%             33.48%                4.23%(13)
Number of accumulation units outstanding at end of period          3,260,855            885,545               17,013


--------------------------------------------------------------------------------
                                 AUV HISTORY - 2

================================================================================

                                                                1996                 1995                  1994
                                                                ----                 ----                  ----
FIDELITY VIP HIGH INCOME PORTFOLIO
Value at beginning of period                                  $  10.701          $   10.000
Value at end of period                                        $  12.031          $   10.701
Increase (decrease) in value of accumulation units(1)             12.43%               7.01%(10)
Number of accumulation units outstanding at end of period     1,222,580             112,819
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                  $  11.143          $   10.000
Value at end of period                                        $  12.439          $   11.143
Increase (decrease) in value of accumulation units(1)             11.62%              11.43%(8)
Number of accumulation units outstanding at end of period       681,094             150,017
FIDELITY VIP II ASSET MANAGER PORTFOLIO
Value at beginning of period                                  $  11.664          $   10.000
Value at end of period                                        $  13.180          $   11.664
Increase (decrease) in value of accumulation units(1)             12.99%              16.64%(8)
Number of accumulation units outstanding at end of period       450,051             116,810
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                  $  11.658          $   10.000
Value at end of period                                        $  13.943          $   11.658
Increase (decrease) in value of accumulation units(1)             19.60%              16.58%(10)
Number of accumulation units outstanding at end of period     3,294,964             684,272
FIDELITY VIP II INDEX 500 PORTFOLIO
Value at beginning of period                                  $  11.336          $   10.000
Value at end of period                                        $  13.728          $   11.336
Increase (decrease) in value of accumulation units(1)             21.10%              13.36%(10)
Number of accumulation units outstanding at end of period     1,994,556             191,671
FIDELITY VIP II INVESTMENT GRADE BOND PORTFOLIO
Value at beginning of period                                  $  10.600          $   10.000
Value at end of period                                        $  10.784          $   10.600
Increase (decrease) in value of accumulation units(1)              1.73%               6.00%(14)
Number of accumulation units outstanding at end of period       441,549              66,574
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                  $  13.040          $   10.374            $    10.000
Value at end of period                                        $  13.879          $   13.040            $    10.374
Increase (decrease) in value of accumulation units(1)              6.43%              25.71%                  3.74%(15)
Number of accumulation units outstanding at end of period     1,248,669             187,584                      0
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                  $  12.104          $   10.000
Value at end of period                                        $  13.865          $   12.104
Increase (decrease) in value of accumulation units(1)             14.55%              21.04%(8)
Number of accumulation units outstanding at end of period       682,296              53,016
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                  $  12.071          $    9.884            $    10.000
Value at end of period                                        $  12.995          $   12.071            $     9.884
Increase (decrease) in value of accumulation units(1)              7.66%              22.13%                 (1.16)%(16)
Number of accumulation units outstanding at end of period       225,717              45,714                      0
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                  $  12.975          $   10.109            $    10.000
Value at end of period                                        $  15.153          $   12.975            $    10.109
Increase (decrease) in value of accumulation units(1)             16.79%              28.35%                  1.09%(4)
Number of accumulation units outstanding at end of period     1,145,305             176,111                  9,588
JANUS ASPEN SHORT-TERM BOND PORTFOLIO
Value at beginning of period                                  $  10.765          $   10.000
Value at end of period                                        $  11.036          $   10.765
Increase (decrease) in value of accumulation units(1)              2.52%               7.65%(8)
Number of accumulation units outstanding at end of period       150,230              67,034
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                  $  12.341          $   10.000
Value at end of period                                        $  15.701          $   12.341
Increase (decrease) in value of accumulation units(1)             27.22%              23.41%(11)
Number of accumulation units outstanding at end of period     3,060,432             252,485


--------------------------------------------------------------------------------
                                 AUV HISTORY - 3

================================================================================

                                                                 1996              1995             1994
                                                                 ----              ----             ----
LEXINGTON EMERGING MARKETS FUND, INC.
Value at beginning of period                                  $   9.277           $ 9.795        $   10.000
Value at end of period                                        $   9.829           $ 9.277        $    9.795
Increase (decrease) in value of accumulation units(1)              5.95%            (5.28)%           (2.05)%(4)
Number of accumulation units outstanding at end of period       255,963            36,773             1,500
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                  $  10.436           $ 9.056        $   10.000
Value at end of period                                        $  13.056           $10.436        $    9.056
Increase (decrease) in value of accumulation units(1)             25.11%            15.24%            (9.44)%(3)
Number of accumulation units outstanding at end of period       172,966            16,933               537
MFS EMERGING GROWTH SERIES
Value at beginning of period                                  $  10.000
Value at end of period                                        $  10.074
Increase (decrease) in value of accumulation units(1)              0.74%(17)
Number of accumulation units outstanding at end of period       893,166
MFS RESEARCH SERIES
Value at beginning of period                                  $  10.000
Value at end of period                                        $  10.970
Increase (decrease) in value of accumulation units(1)              9.70%(17)
Number of accumulation units outstanding at end of period       617,709
MFS TOTAL RETURN SERIES
Value at beginning of period                                  $  10.000
Value at end of period                                        $  10.894
Increase (decrease) in value of accumulation units(1)              8.94%(17)
Number of accumulation units outstanding at end of period       387,019
MFS VALUE SERIES
Value at beginning of period                                  $  10.000
Value at end of period                                        $  10.334
Increase (decrease) in value of accumulation units(1)              3.34%(18)
Number of accumulation units outstanding at end of period        20,208
MFS WORLD GOVERNMENTS SERIES
Value at beginning of period                                  $  10.000
Value at end of period                                        $  10.471
Increase (decrease) in value of accumulation units(1)              4.71%(17)
Number of accumulation units outstanding at end of period        38,958

------------------

 (1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charge or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.
 (2) Reflects less than a full year of performance activity. Funds were first received in this option during October 1994.
 (3) Reflects less than a full year of performance activity. Funds were first received in this option during August 1994.
 (4) Reflects less than a full year of performance activity. Funds were first received in this option during July 1994.
 (5) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during August 1995, when the Fund became available under the Contract.
 (6) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during September 1995, when the Fund became available under the Contract.
 (7) Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established at $10.000 during September 1996, when the Portfolio became available under the Contract.
 (8) Reflects less than a full year of performance activity. Funds were first received in this option during January 1995.
 (9) Reflects less than a full year of performance activity. Funds were first received in this option during February 1995.
(10) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during June 1995, when the Fund became available under the Contract.
(11) Reflects less than a full year of performance activity. Funds were first received in this option during April 1995.
(12) Reflects less than a full year of performance activity. Funds were first received in this option during September 1994.
(13) Reflects less than a full year of performance activity. Funds were first received in this option during December 1994.
(14) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during August 1995, when the Fund became available under the Contract.
(15) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during May 1995, when the Fund became available under the Contract.
(16) Reflects less than a full year of performance activity. Funds were first received in this option during November 1994.
(17) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during May 1996, when the Series became available under the Contract.
(18) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during October 1996, when the series became available under the Contract.


--------------------------------------------------------------------------------
                                 AUV HISTORY - 4

                                   THE COMPANY
================================================================================

      Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

      The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc.

                           VARIABLE ANNUITY ACCOUNT B
================================================================================

      The Company established Variable Annuity Account B (the "Separate Account") in 1976 as a segregated asset account for the purpose of funding its variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of "separate account" under federal securities laws. The Separate Account is divided into "subaccounts" which do not invest directly in stocks, bonds or other investments. Instead, each Subaccount buys and sells shares of a corresponding Fund.

      Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities of any other business conducted by the Company. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are general corporate obligations of the Company.

                               INVESTMENT OPTIONS

================================================================================

THE FUNDS

      Purchase Payments may be allocated to one or more of the Subaccounts as designated on the Application. In turn, the Subaccounts invest in the corresponding Funds at net asset value. The total number of investment options you may select during the Accumulation Period is currently limited to 18. Each Subaccount and each Guaranteed Term of the same duration count as an option once you have made an allocation to it, even if you no longer have amounts allocated to that option.

      The availability of Funds may be subject to regulatory authorization. In addition, the Company may add or withdraw Funds, as permitted by applicable law. Not all Funds may be available in all jurisdictions or under all Contracts.

      Subject to state regulatory approval, if the shares of any Fund should no longer be available for investment by the Separate Account or if in the judgment of the Company, further investment in such shares should become inappropriate in view of the purpose of the Contract, we may cease to make such Fund shares available for investment under the Contract prospectively. The Company may, alternatively, substitute shares of another Fund for shares already acquired. The Company reserves the right to substitute shares of another Fund for shares already acquired without a proxy vote. Any elimination, substitution or addition of Funds will be done in accordance with applicable state and federal securities laws.

      The investment results of the Funds described below are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the 1940 Act.

[bullet] Aetna Variable Fund seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.(1)

[bullet] Aetna Income Shares seeks to maximize total return, consistent with reasonable risk, through investments in a

--------------------------------------------------------------------------------
                                        1
         diversified portfolio consisting primarily of debt securities.(1)

[bullet] Aetna Variable Encore Fund seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.(1)

[bullet] Aetna Investment Advisers Fund, Inc. is a managed fund which seeks to maximize investment return consistent with reasonable safety of principal by investing in one or more of the following asset classes: stocks, bonds and cash equivalents based on the Company's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

[bullet] Aetna Generation Portfolios, Inc.--Aetna Ascent Variable Portfolio seeks to provide capital appreciation by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 15 years, and who have a high level of risk tolerance.(1)

[bullet] Aetna Generation Portfolios, Inc.--Aetna Crossroads Variable Portfolio seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized) by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)

[bullet] Aetna Generation Portfolios, Inc.--Aetna Legacy Variable Portfolio seeks to provide total return consistent with preservation of capital by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna Variable Capital Appreciation
         Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock. The Portfolio will use a value-oriented approach in an attempt to outperform the total return performance of publicly traded common stocks represented by the S & P 500 Composite Stock Price Index ("S & P 500"), a broad based stock market index composed of 500 common stocks selected by the Standard & Poor's Corporation. The Portfolio uses the S & P 500 as a comparative benchmark because it represents approximately two-thirds of the total market value of all U.S. common stocks, and is well known to investors.(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna Variable Growth Portfolio seeks growth of capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential.(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna Variable Index Plus Portfolio seeks to outperform the total return performance of publicly traded common stocks represented by the S & P 500.(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna Variable Small Company Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations. Companies with smaller market capitalizations generally will have market capitalization at the time of purchase of $1 billion or less.(1)

[bullet] Alger American Fund--Alger American Balanced Portfolio seeks current income and long-term capital appreciation by investing in common stocks and fixed income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation.(2)

[bullet] Alger American Fund--Alger American Growth Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities. The Portfolio primarily invests in equity securities of companies which have a market capitalization of $1 billion or greater.(2)

[bullet] Alger American Fund--Alger American Income and Growth Portfolio seeks a high level of dividend income to the extent consistent with prudent investment management by investing primarily in dividend paying equity securities. Capital appreciation is a secondary objective of the Portfolio.(2)

[bullet] Alger American Fund--Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities. Income is a consideration in the selection of investments but is not an investment objective of the Portfolio. The Portfolio may engage in leveraging (up to 331/3%) of its assets and options and futures transactions, which are deemed to be speculative and which may cause the Portfolio's net asset value to fluctuate.(2)

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                                        2

[bullet] Alger American Fund--Alger American MidCap Growth Portfolio seeks long-term capital appreciation. Except during temporary defensive periods, the portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P Midcap 400 Index, updated quarterly. The S&P Midcap 400 Index is designed to track the performance of medium capitalization companies. As of March 31, 1997, the range of market capitalization of these companies was $120 million to $7.19 billion.(2)

[bullet] Alger American Fund--Alger American Small Capitalization Portfolio seeks long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of such securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index ("Russell Index"), and the S&P SmallCap 600 Index ("S&P Index"), updated quarterly. As of March 31, 1997, the range of market capitalization of the companies in the Russell Index was $10 million to $1.94 billion; the range of market capitalization of the companies in the S&P Index at that date was $32 million to $2.58 billion. The combined range was $10 million to $2.58 billion.(2)


[bullet] American Century VP Balanced (formerly "TCI Balanced") seeks capital growth and current income. It seeks capital growth by investing approximately 60% of the Portfolio's assets in common stocks (including securities convertible into common stocks) and other securities that meet certain fundamental and technical standards of selection and, in the opinion of the Fund's management, have better-than-average potential for appreciation. Management intends to maintain approximately 40% of the Portfolio's assets in fixed income securities.(3)

[bullet] American Century VP Capital Appreciation (formerly "TCI Growth") seeks capital growth. The Fund seeks to achieve its objective by investing in common stocks (including securities convertible into common stocks) and other securities that meet certain fundamental and technical standards of selection and, in the opinion of the Fund's investment manager, have better than average potential for appreciation.(3)

[bullet] American Century VP International (formerly "TCI International") seeks capital growth by investing primarily in an internationally diversified portfolio of common stocks that are considered by management to have prospects for better than average appreciation. In order to achieve maximum investment flexibility, the fund has not established geographic limits on asset distribution on either a country-by-country or region-by-region basis. The investment manager expects to invest both in issuers whose principal place of business is located in countries with developed economies (such as Germany, the United Kingdom and Japan) and in issuers whose principal place of business is located in countries with less developed economies (such as Portugal, Malaysia and Mexico).(3)

[bullet] Federated Insurance Series--Federated American Leaders Fund II
         (formerly IMS Equity Growth and Income Fund) seeks to achieve long-term growth of capital and to provide income. The Fund pursues its investment objective by investing, under normal circumstances, at least 65% of its total assets in common stock of "blue-chip" companies. "Blue-chip" companies generally are top-quality, established growth companies which, in the opinion of the Adviser meet certain criteria.(4)

[bullet] [Federated Insurance Series--Federated Equity Income Fund II seeks to provide above average income and capital appreciation. The Fund attempts to achieve its objectives by investing at least 65% of its assets in income-producing equity securities. Equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in common stocks, preferred stocks, and convertible securities will vary according to the Fund's assessment of market and economic conditions and outlook.(4)]

[bullet] Federated Insurance Series--Federated Fund for U.S. Government
         Securities II (formerly IMS U.S. Government Bond Fund) seeks to provide current income. The Fund pursues its investment objective by investing at least 65% of the value of its total assets in securities issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities.(4)

[bullet] [Federated Insurance Series--Federated Growth Strategies Fund II
         (formerly IMS Growth Stock Fund) seeks capital appreciation. The Fund pursues its objective by investing at least 65% of its assets in equity securities of companies with prospects for above-average growth in earnings and dividends or companies where significant fundamental changes are taking place. Equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks.(4)]

[bullet] Federated Insurance Series--Federated High Income Bond Fund II
         (formerly IMS Corporate Bond Fund) seeks high current income by investing primarily in a diversified portfolio of professionally managed fixed income securities. The fixed-income securities in which the Fund intends to invest are lower-rated corporate debt obligations (commonly known as "junk bonds" or "high yield, high risk bonds" which involve significant degree of risk). (See the Fund's prospectus for a discussion of the risk factors involved in investing in lower-rated corporate debt obligations).(4)

[bullet] [Federated Insurance Series--Federated International Equity Fund II
         (formerly IMS International Stock Fund) seeks total return on its assets by investing at least 65% of its assets (and under normal market conditions, substantially all of its assets) in equity securities of issuers located in at least three different countries outside of the United States. Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments.(4)]

[bullet] [Federated Insurance Series--Federated Prime Money Fund II (formerly
         IMS Prime Money Fund) seeks to provide current income consistent with stability of principal and liquidity. The Fund pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less. The average maturity of the money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. An investment in this Fund is neither insured nor guaranteed by the U.S. government.(4)]

[bullet] Federated Insurance Series--Federated Utility Fund II (formerly IMS
         Utility Fund) seeks to achieve high current income and moderate capital appreciation by investing primarily in a professionally managed and diversified portfolio of equity and debt securities of utility companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities of utility companies.(4)

[bullet] Fidelity Investments Variable Insurance Products Fund--Equity-Income
         Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In selecting investments, the Fund also considers the potential for capital appreciation.(5)

[bullet] Fidelity Investments Variable Insurance Products Fund--Growth
         Portfolio seeks capital appreciation by investing

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                                        3
         mainly in common stocks, although its investments are not restricted to any one type of security.(5)

[bullet] Fidelity Investments Variable Insurance Products Fund--High Income
         Portfolio seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated, fixed income securities, while also considering growth of capital. Lower-rated corporate debt obligations are commonly known as "junk bonds" or "high yield, high risk bonds" and involve significant degree of risk (see the Fund's prospectus for a discussion of the risk factors involved in investing in lower-rated corporate debt obligations).(5)

[bullet] Fidelity Investments Variable Insurance Products Fund--Overseas
         Portfolio seeks long-term growth by investing mainly in foreign securities (at least 65% of the Fund's total assets in securities of issuers from at least three countries outside of North America). Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuation.(5)

[bullet] Fidelity Investments Variable Insurance Products Fund II--Asset Manager
         Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments.(5)

[bullet] Fidelity Investments Variable Insurance Products Fund II--Contrafund
         Portfolio seeks maximum total return over the long term by investing mainly in equity securities of companies that are undervalued or out-of-favor.(5)

[bullet] Fidelity Investments Variable Insurance Products Fund II--Index 500
         Portfolio seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States by duplicating the composition and total return of the Standard & Poor's Composite Index of 500 Stocks.(5)

[bullet] Fidelity Investments Variable Insurance Products Fund II--Investment
         Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities.(5)


[bullet] Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital. The Portfolio pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S & P MidCap 400 Index, which as of December 30, 1996 included companies with capitalizations between approximately $192 million and $6.5 billion, but which is expected to change on a regular basis.(6)

[bullet] Janus Aspen Series--Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by, under normal circumstances, investing 40%-60% of its assets in securities selected primarily for their growth potential and 40%-60% of its assets in securities selected for their income potential.(6)


[bullet] Janus Aspen Series--Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. Total return is expected to result from a combination of current income and capital appreciation. The Portfolio invests in all types of income producing securities and may have substantial holdings of debt securities rated below investment grade (e.g., junk bonds).(6)

[bullet] Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing in common stocks of companies of any size.(6)

[bullet] Janus Aspen Series--Short-Term Bond Portfolio seeks as high a level of current income as is consistent with preservation of capital. The Portfolio pursues its investment objective by investing primarily in short- and intermediate-term fixed income securities.(6)

[bullet] Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in common stocks of foreign and domestic issuers.(6)

[bullet] Lexington Emerging Markets Fund, Inc. seeks long-term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in emerging countries and emerging markets. Investments in emerging markets involve risks not present in domestic markets. See the Fund's prospectus for information on risks inherent in this investment.(7)

[bullet] Lexington Natural Resources Trust is a nondiversified portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic

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                                        4
         commodities or supply goods and services to such companies.(7)

[bullet] MFS Emerging Growth Series seeks to provide long-term growth of capital by investing primarily (i.e., at least 80% of its assets under normal circumstances) in common stocks of companies that MFS believes are early in their life cycle but which have the potential to become major enterprises (emerging growth companies). Dividend and interest income from portfolio securities, if any, is incidental to the Series' investment objective of long-term growth of capital.(8)

[bullet] MFS Research Series seeks to provide long-term growth of capital and future income by allocating the Series' assets to industry groups (e.g., pharmaceuticals, retail and computer software). A substantial proportion of the Series' assets will be invested in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth. A smaller proportion of its assets may be invested in bonds, short-term obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth.(8)

[bullet] MFS Total Return Series seeks to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital. Its secondary objective is to provide a reasonable opportunity for growth of capital and income. Under normal market conditions, at least 25% of the Total Return Series' assets will be invested in fixed income securities, and at least 40% and no more than 75% of the Series' assets will be invested in equity securities.(8)

[bullet] MFS Value Series seeks capital appreciation. Dividend income, if any, is a consideration incidental to the Series' objective of capital appreciation.(8)

[bullet] MFS World Governments Series seeks not only preservation, but also growth of capital, together with moderate current income. The Series seeks to achieve its objective through a professionally managed, internationally diversified portfolio consisting primarily of debt securities and to a lesser extent equity securities. Consistent with its investment objective and policies, the Series may invest up to 100% (and generally expects to invest not more than 80%) of its net assets in foreign securities which are not traded on a U.S. exchange.(8)

[bullet] Oppenheimer Capital Appreciation Fund seeks to achieve capital appreciation by investing in "growth-type" companies.(9)

[bullet] Oppenheimer Global Securities Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.(9)

[bullet] Oppenheimer Growth & Income Fund seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. From time to time this Fund may focus on small to medium capitalization common stocks, bonds and convertible securities.(9)

[bullet] Oppenheimer Strategic Bond Fund seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities. The Fund intends to invest principally in: (i) foreign government and corporate debt securities, (ii) U.S. Government securities, and (iii) lower-rated high yield domestic debt securities, commonly known as "junk bonds", which are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities. These securities may be considered to be speculative.(9)


Investment Advisers for each of the Funds:
(1) Aetna Life Insurance and Annuity Company (adviser);
      Aeltus Investment Management, Inc. (sub-adviser)
(2) Fred Alger Management, Inc.
(3) American Century Investment Management, Inc.
(4) Federated Advisers
(5) Fidelity Management & Research Company
(6) Janus Capital Corporation
(7) Lexington Management Corporation (adviser);
      Market Systems Research Advisors, Inc. serves as the subadviser for the Lexington Natural Resources Trust
(8) Massachusetts Financial Services Company ("MFS")
(9) OppenheimerFunds, Inc.

      Risks Associated with Investment in the Funds. Some of the Funds may use instruments known as derivatives as part of their investment strategies. The use of certain derivatives may involve high risk of volatility to a Fund, and the use of leverage in connection with such derivatives can also increase risk of losses. Some of the Funds may also invest in foreign or international securities which involve greater risks than U.S. investments.

      More comprehensive information, including a discussion of potential risks, is found in the current prospectus for each Fund which is distributed with and


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                                        5
accompanies this Prospectus. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives. Additional prospectuses and Statements of Additional Information for this Prospectus and for each of the Funds can be obtained from the Company's Home Office at the address and telephone number listed under the "Inquiries" section of the Prospectus Summary.


      Conflicts of Interest (Mixed and Shared Funding). Shares of the Funds are sold to each of the Subaccounts for funding the variable annuity contracts issued by the Company. Shares of the Funds may also be sold to other insurance companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance contracts issued by the Company or by third parties. This is referred to as "mixed funding."

      Because the Funds available under the Contract are sold to fund variable annuity contracts and variable life insurance policies issued by us or by other companies, certain conflicts of interest could arise. If a conflict of interest were to occur, one of the separate accounts might withdraw its investment in a Fund, which might force that Fund to sell portfolio securities at disadvantageous prices, causing its per share value to decrease. Each Fund's Board of Directors or Trustees has agreed to monitor events in order to identify any material irreconcilable conflicts which might arise and to determine what action, if any, should be taken to address such conflict.

CREDITED INTEREST OPTION

      Purchase Payments may be allocated to the ALIAC Guaranteed Account (the "Guaranteed Account"). Through the Guaranteed Account, we guarantee stipulated rates of interest for stated periods of time. Amounts must remain in the Guaranteed Account for specified periods to receive the quoted interest rates, or a market value adjustment (which may be positive or negative) will be applied. (See the Appendix.)

                                    PURCHASE
================================================================================

CONTRACT AVAILABILITY

      The Contracts are offered as (1) nonqualified deferred annuity contracts (we reserve the right to limit ownership of nonqualified Contracts to natural persons); (2) Individual Retirement Annuities, other than "SIMPLE IRAs" as defined in Section 408(p) of the Internal Revenue Code; or (3) Qualified Contracts used in conjunction with certain employer sponsored retirement plans. Individual Retirement Annuities are currently available as rollovers, and may permit ongoing contributions subject to state regulatory approval. Additionally, availability of the Qualified Contracts described under item (3) is subject to approval by the Company and state regulatory agencies.

      Eligible persons seeking to invest and accumulate money for retirement can purchase individual interests in group Contracts, or, where required by state law, they may purchase individual Contracts. In most states, group Contracts are offered, generally to certain broker-dealers or banks which have agreed to act as Distributors of the Contracts, and individual accounts are established by the Company for each Certificate Holder. In some states, an individual Contract will be owned by the Certificate Holder. In both cases, a Certificate Holder's interest in the Contract is known as his or her "Account."

      The maximum issue age for the Annuitant is 90 (age 85 for those Contracts or Certificates issued in New York and Pennsylvania).

      Joint Certificate Holders. Nonqualified Contracts may be purchased by spouses as joint Certificate Holders. In New York and Pennsylvania, the joint Certificate Holders do not need to be spouses. References to "Certificate Holders" in this Prospectus mean both of the Certificate Holders on joint Accounts. Tax law prohibits the purchase of Qualified Contracts by joint Certificate Holders.

PURCHASING INTERESTS IN THE CONTRACT

      Group Contracts. Groups will generally consist of those eligible individuals who have established an account with a broker-dealer or bank which has agreed to act as a Distributor for the Contracts. A group Contract is issued to the group Contract Holder. Certificate Holders may purchase interests in a group Contract by submitting an Application. Once the Application is accepted a Certificate will be issued.

      Individual Contracts. Certain states will not allow a group Contract due to provisions in their insurance laws. In those states, an eligible individual will submit an Application and will be issued a Contract rather than a Certificate.

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                                        6

      Regardless of whether you have purchased an interest in a group Contract or an individual Contract, the Company must accept or reject the Application within two business days of receipt. If the Application is incomplete, the Company may hold any forms and accompanying Purchase Payments for five days. Purchase Payments may be held for longer periods only with the consent of the Certficiate Holder, pending acceptance of the Application. If the Application is rejected, the Application and any Purchase Payments will be returned to the Certificate Holder.

PURCHASE PAYMENTS

      You may make Purchase Payments under the Contract in one lump sum, through periodic payments or as a transfer from a pre-existing plan.

      The minimum initial Purchase Payment amount is $5,000 for Nonqualified Contracts and $1,500 for Qualified Contracts. In some states, a Contract issued as an Individual Retirement Annuity can accept only a lump sum, rollover Purchase Payment. Additional Purchase Payments made to an existing Contract must be at least $1,000 or at least $50 per month by electronic funds transfer, and are subject to the terms and conditions published by us at the time of the subsequent payment. A Purchase Payment of more than $1,000,000 will be allowed only with the Company's consent. We also reserve the right to reject any Purchase Payment to a prospective or existing Account without advance notice (unless not allowed by state law).

      For Qualified Contracts the Code imposes a maximum limit on annual Purchase Payments which may be excluded from a participant's gross income. (See "Tax Status.")

      Allocation of Purchase Payments. Purchase Payments will initially be allocated to the Subaccounts or the Guaranteed Account as specified on the Application. Changes in such allocation may be made in writing or by telephone transfer. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. (See "Investment Options.")

CONTRACT RIGHTS

      Under individual Contracts, Certificate Holders have all Contract rights.

      Under group Contracts, the group Contract Holder has title to the Contract and generally only the right to accept or reject any modifications to the Contract. You have all other rights to your Account under the Contract. However, under a Nonqualified Contract, if you and the Annuitant are not the same, and the Annuitant dies first, your rights are automatically transferred to the Beneficiary. (See "Death Benefit.")

      Joint Certificate Holders have equal rights under the Contract and with respect to their Account. On the death of a joint Certificate Holder prior to the Annuity Date, the surviving Certificate Holder may retain all ownership rights under the Contract or elect to have the proceeds distributed. (See "Death Benefit.") All rights under the Contract must be exercised by both joint Certificate Holders with the exception of transfers among investment options; which can be exercised by one joint Certificate Holder, after the Account has been established.

DESIGNATIONS OF BENEFICIARY AND ANNUITANT

      You generally designate the Beneficiary under the Contract on the Application. However, for Qualified Contracts issued in conjunction with a Code
Section 401(a) qualified pension or profit sharing plan or a Code Section 457 deferred compensation plan, the employer or trustee must be both the Certificate Holder and the Beneficiary under the Contract, and the participant on whose behalf the Account was established must be the Annuitant. Under such plans the participant is generally allowed to designate a beneficiary under the plan, and the Certificate Holder may direct that we pay any death proceeds to the plan beneficiary. "Beneficiary" as used in this Prospectus refers to the person who is ultimately entitled to receive such proceeds.

      For Qualified Contracts issued in conjunction with a Code Section 403(b) tax deferred annuity program subject to the Employee Retirement Income Security Act (ERISA), the spouse of a married participant must be the Beneficiary of at least 50% of the Account Value. If the married participant is age 35 or older, the participant may name an alternate Beneficiary provided the participant furnishes a waiver and spousal consent which meets the requirements of ERISA
Section 205. The participant on whose behalf the Account was established must be the Annuitant.

      For Qualified Contracts issued as an Individual Retirement Annuity, the Certificate Holder must be the
Annuitant. For Nonqualified Contracts, the Certificate Holder and the Annuitant, may, but need not, be the same person. (See "Purchase--Contract Availability.")

RIGHT TO CANCEL

      You may cancel the Contract or Certificate without penalty by returning it to the Company with a written notice of your intent to cancel. In most states, you have ten days to exercise this "free look" right; some states allow you longer. Unless state law requires otherwise, the amount you

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                                        7
will receive upon cancellation will reflect the investment performance of the Subaccounts into which your Purchase Payments were deposited. In some cases this may be more or less than the amount of your Purchase Payments; therefore, you bear the entire investment risk for amounts allocated among the Subaccounts during the free look period. Under Contracts issued as Individual Retirement Annuities, you will receive a refund of your Purchase Payment. Account Values will be determined as of the Valuation Date on which we receive your request for cancellation at our Home Office.

                             CHARGES AND DEDUCTIONS
================================================================================

DAILY DEDUCTIONS FROM THE SEPARATE ACCOUNT

      Mortality and Expense Risk Charge. The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. The charge is equal, on an annual basis, to 1.25% of the daily net assets of the Subaccounts and compensates the Company for the assumption of the mortality and expense risks under the Contract. The mortality risks are those assumed for our promise to make lifetime payments according to annuity rates specified in the Contract. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract.

      If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess may be used to recover distribution expenses relating to the Contracts and as a source of profit to the Company. The Company expects to make a profit from the mortality and expense risk charge.

      Administrative Charge. During the Accumulation Period, the Company makes a daily deduction from each of the Subaccounts for an administrative charge. The charge is equal, on an annual basis, to 0.15% of the daily net assets of the Subaccounts and compensates the Company for administrative expenses that exceed revenues from the maintenance fee described below. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. The Company does not expect to make a profit from this charge.

      During the Annuity Period, the Company reserves the right to make a deduction for the administrative charge of an amount equal, on an annual basis, to a maximum of 0.25% of the daily net assets of the Subaccounts. There is currently no administrative charge during the Annuity Period. Once an Annuity Option is elected, the charge will be established and will be effective during the entire Annuity Period.

MAINTENANCE FEE

      During the Accumulation Period, the Company will deduct an annual maintenance fee from the Account Value. The maintenance fee is to reimburse the Company for some of its administrative expenses relating to the establishment and maintenance of the Accounts.

      The maximum maintenance fee deducted under the Contract is $30. The maintenance fee will be deducted annually on the anniversary of the Contract effective date. It is deducted on a pro rata basis from each investment option in which you have an interest. If your entire Account Value is withdrawn, the full maintenance fee, if applicable, will be deducted at the time of withdrawal. The maintenance fee will not be deducted (either annually or upon withdrawal) if your Account Value is $50,000 or more on the day the maintenance fee is due.

REDUCTION OR ELIMINATION OF ADMINISTRATIVE CHARGE AND MAINTENANCE FEE

      The administrative charge and maintenance fee may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in such a manner that results in savings of administrative expenses. The entitlement to such a reduction will be based on:

(1) the size and type of the group of individuals to whom the Contract is offered; and

(2) the amount of expected Purchase Payments.

      Any reduction or elimination of the administrative charge or maintenance fees will not be unfairly discriminatory against any person. We will make any reduction in the administrative charge or annual maintenance fees according to our own rules in effect at the time the Contract is issued. We reserve the right to change these rules from time to time.

DEFERRED SALES CHARGE

      Withdrawals of all or a portion of the Account Value may be subject to a deferred sales charge. The deferred sales charge is a percentage of Purchase Payments
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                                        8
withdrawn from the Subaccounts and the Guaranteed Account and is based on the number of years which have elapsed since the Purchase Payment was made. The deferred sales charge for each Purchase Payment is determined by multiplying the Purchase Payment withdrawn by the appropriate percentage, in accordance with the schedule set forth in the tables below.

      Withdrawals are taken first against Purchase Payments, then against any increase in value. However, the deferred sales charge only applies to the Purchase Payment (not to any associated changes in value). To satisfy a partial withdrawal, the deferred sales charge is calculated as if the Purchase Payments are withdrawn from the Subaccounts in the same order they were applied to the Account. Partial withdrawals from the Guaranteed Account will be treated as described in the Appendix and the prospectus for the Guaranteed Account. The total charge will be the sum of the charges applicable for all of the Purchase Payments withdrawn.


  Years since receipt           Deferred Sales
  of Purchase Payment          Charge Deduction
  -------------------          ----------------
  Less than 2                         7%
  2 or more but less than 4           6%
  4 or more but less than 5           5%
  5 or more but less than 6           4%
  6 or more but less than 7           3%
  7 or more                           0%

  CONTRACTS OR CERTIFICATES ISSUED IN NEW YORK

  Years since receipt           Deferred Sales
  of Purchase Payment          Charge Deduction
  -------------------          ----------------
  Less than 1                         7%
  1 or more but less than 2           6%
  2 or more but less than 3           5%
  3 or more but less than 4           4%
  4 or more but less than 5           3%
  5 or more but less than 6           2%
  6 or more but less than 7           1%
  7 or more                           0%

      A deferred sales charge will not be deducted from any portion of a Purchase Payment withdrawn if the withdrawal is:

[bullet] applied to provide Annuity benefits;

[bullet] paid to a Beneficiary due to the Annuitant's death before Annuity payments start, up to a maximum of the Purchase Payment(s) in the Account on the Annuitant's date of death;

[bullet] made due to the election of an Additional Withdrawal Option (see
         "Additional Withdrawal Options");

[bullet] under a Qualified Contract when the amount withdrawn is equal to the minimum distribution required by the Code for this Contract calculated using a method permitted under the Code and agreed to by Aetna;

[bullet] paid upon a full withdrawal where the Account Value is $2,500 or less and no amount has been withdrawn during the prior 12 months; or

[bullet] paid if we close out your Account when the value is less than $2,500
         (or other amount required by state law).

      After the first Account Year, you may withdraw all or a portion of your Purchase Payments without a deferred sales charge, provided that (1) such withdrawal occurs within three years of the Annuitant's admission to a licensed nursing care facility (including non-licensed facilities in New Hampshire) and
(2) the Annuitant has spent at least 45 consecutive days in such facility. This waiver of deferred sales charge does not apply if the Annuitant is in a nursing care facility at the time the Account is established. It will also not apply if otherwise prohibited by state law.

      The Company does not anticipate that the deferred sales charge will cover all sales and administrative expenses which it incurs in connection with the Contract. The difference will be covered by the general assets of the Company which are attributable, in part, to mortality and expense risk charges under the Contract described above.

      Free Withdrawals. At least 12 months after the date the first Purchase Payment is applied to your Account and subject to the restrictions described below, you may withdraw up to 10% of your current Account Value (up to 15% of your current Account Value for Contracts or Certificates issued in the State of New York) during each calendar year without imposition of a deferred sales charge. The free withdrawal applies only to the first partial or full withdrawal in each calendar year. The free withdrawal amount will be based on the Account Value calculated on the Valuation Date next following our receipt of your request for withdrawal. If your withdrawal exceeds the applicable free withdrawal allowance, we will deduct a deferred sales charge on the excess amount. (See the Appendix for a discussion of withdrawals from the Guaranteed Account.) This provision may not be exercised if an Additional Withdrawal Option is in effect in the same calendar year (See "Additional Withdrawal Options") or if you have withdrawn a minimum distribution required by the Code for which the deferred sales charge has been waived in the same calendar year.


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                                        9

REDUCTION OR ELIMINATION OF THE DEFERRED SALES CHARGE.

      We may reduce or eliminate the deferred sales charge when sales of the Contracts are made to individuals or a group of individuals in such a manner that results in savings of sales expenses. The entitlement to such a reduction in the deferred sales charge will be based on the following:

(1) the size and type of the group of individuals to whom the Contract is offered;

(2) the amount of expected Purchase Payments; and

(3) whether there is a prior or existing relationship with the Company such as being an employee of the Company or an affiliate, receiving distributions or making internal transfers from other Contracts issued by the Company, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

      Any reduction or elimination of the deferred sales charge will not be unfairly discriminatory against any person.

FUND EXPENSES

      Each Fund incurs certain expenses which are paid out of its net assets. These expenses include, among other things, the investment advisory or "management" fee. The expenses of the Funds are set forth in the Fee Table in this Prospectus and described more fully in the accompanying Fund prospectuses.

PREMIUM AND OTHER TAXES

      Several states and municipalities currently impose a premium tax on Annuities. These taxes currently range from 0% to 4%. Ordinarily, any applicable state premium tax will be deducted from the Account Value when it is applied to an Annuity Option. However, we reserve the right to deduct state premium tax from the Purchase Payment(s) or from the Account Values at any time, but no earlier than when we have a tax liability under state law.

      Any municipal premium tax assessed at a rate in excess of 1% will be deducted from the Purchase Payment(s) or from the amount applied to an Annuity Option based on our determination of when such tax is due. We will absorb any municipal premium tax which is assessed at 1% or less. We reserve the right, however, to reflect this added expense in our Annuity purchase rates for residents of such municipalities.

                               CONTRACT VALUATION
================================================================================

ACCOUNT VALUE

      Until the Annuity Date, the Account Value is the total dollar value of amounts held in the Account as of any Valuation Date. The Account Value at any given time is based on the value of the units held in each Subaccount, plus the value of amounts held in the Guaranteed Account.

ACCUMULATION UNITS

      The value of your interests in a Subaccount is expressed as the number of "Accumulation Units" that you hold multiplied by an "Accumulation Unit Value" (or "AUV") for each unit. The AUV on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor of that Subaccount for the period between the immediately preceding Valuation Date and the current Valuation Date. (See "Net Investment Factor" below.) The Accumulation Unit Value will be affected by the investment performance, expenses and charges of the applicable Fund and is reduced each day by a percentage that accounts for the daily assessment of mortality and expense risk charges and the administrative charge.

      Initial Purchase Payments will be credited to your Account at the AUV computed on the next Valuation Date following our acceptance of the Application as described under "Purchasing Interests in the Contract." Each subsequent Purchase Payment (or amount transferred) received by the Company by the close of business of the New York Stock Exchange will be credited to your Account at the AUV computed on the next Valuation Date following our receipt of your payment or transfer request. The value of an Accumulation Unit may increase or decrease.

NET INVESTMENT FACTOR

      The net investment factor is used to measure the investment performance of a Subaccount from one Valuation Date to the next. The net investment factor for a Subaccount for any valuation period is equal to the sum of 1.0000 plus the net investment rate. The net investment rate equals:

      (a) the net assets of the Fund held by the Subaccount on the current Valuation Date, minus

      (b) the net assets of the Fund held by the Subaccount on the preceding Valuation Date, plus or minus

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                                       10

      (c) taxes or provisions for taxes, if any, attributable to the operation of the Subaccount;

      (d) divided by the total value of the Subaccount's Accumulation and Annuity Units on the preceding Valuation Date;

      (e) minus a daily charge at the annual effective rate of 1.25% for mortality and expense risks, and an administrative charge of 0.15% (unless reduced or eliminated) during the Accumulation Period and up to 0.25% during the Annuity Period (currently 0% during the Annuity Period).

      The net investment rate may be either positive or negative.

                                   TRANSFERS
================================================================================

      At any time prior to the Annuity Date, you can transfer amounts held under your Account among the investment options available subject to certain limitations. (See "Investment Options.") Transfers from the Guaranteed Account may be subject to certain restrictions and to a market value adjustment. (See the Appendix.) During the Annuity Period, if you have elected a variable Annuity, you can make transfers only among the Subaccounts available during the Annuity Period. (See "Annuity Options.") A request for transfer can be made either in writing or by telephone. The telephone transfer privilege is available automatically; no special election is necessary. All transfers must be in accordance with the terms of the Contract. Any transfer will be based on the Accumulation Unit Value next determined after the Company receives a valid transfer request at its Home Office.

      During the Accumulation Period, twelve free transfers are allowed per calendar year. Thereafter, the Company reserves the right to charge up to $10 for each additional transfer. The Company currently does not impose this charge. Currently, during the Annuity Period, four transfers are allowed each calendar year.

DOLLAR COST AVERAGING PROGRAM

      You may establish automated transfers of Account Values on a monthly or quarterly basis through the Company's Dollar Cost Averaging Program. Dollar cost averaging is a system for investing a fixed amount of money at regular intervals over a period of time. The Dollar Cost Averaging Program permits the transfer of amounts from any of the variable funding options and an available Guaranteed Term to any of the Subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from the one-year Guaranteed Term. There is no additional charge for this Program. (See the Appendix for a discussion of the restrictions and features attributable to the Guaranteed Account.)

      Dollar cost averaging does not ensure a profit nor guarantee against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information, please refer to the "Inquiries" section of the Prospectus Summary, which describes how you can obtain further information.

      The Dollar Cost Averaging Program is not available to individuals who have elected an Additional Withdrawal Option or the Account Rebalancing Program.

ACCOUNT REBALANCING PROGRAM

      The Account Rebalancing Program allows you to have portions of your Account Value automatically reallocated annually to a specified percentage or at other more frequent intervals as allowed by Aetna under the program. Only Account Values accumulating in the Subaccounts can be rebalanced. You may participate in this program by completing the Account Rebalancing section of the Application, or by sending a written request to the Company at its Home Office. The Account Rebalancing Program does not ensure a profit nor guarantee against loss in a declining market.

      The Account Rebalancing Program is not available to Certificate Holders who have elected the Dollar Cost Averaging Program.


                                  WITHDRAWALS
================================================================================

      All or a portion of your Account Value may be withdrawn at any time during the Accumulation Period. Withdrawal restrictions applicable to Section 403(b) Contracts are described below. To request a withdrawal, you must properly complete a disbursement form and send it to our Home Office. Payments for withdrawal requests will be made in accordance with Securities and Exchange Commission requirements, but normally not later than

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                                       11
seven calendar days following our receipt of a disbursement form. Withdrawals may be subject to a deferred sales charge (see "Charges and Deduction") and to taxes and to tax penalties (see "Tax Status").

      Withdrawals may be requested in one of the following forms:

[bullet] Full Withdrawal of an Account: The amount paid for a full withdrawal will be the Adjusted Account Value minus any applicable deferred sales charge and maintenance fee due.

[bullet] Partial Withdrawals: (Percentage): The amount paid will be the percentage of the Adjusted Account Value requested minus any applicable deferred sales charge.

[bullet] Partial Withdrawals: (Specified Dollar Amount): The amount paid will be the dollar amount requested. However, the amount withdrawn from your Account will equal the amount you request plus any applicable deferred sales charge and plus or minus any applicable market value adjustment.

      For any partial withdrawal, the value of the Accumulation Units canceled will be withdrawn proportionately from the Guaranteed Account or each Subaccount in which your Account is invested, unless you request otherwise in writing. All amounts paid will be based on your Account Value as of the next Valuation Date after we receive a request for withdrawal at our Home Office, or on such later date as the disbursement form may specify.

      The tax treatment of withdrawals from each Nonqualified Contract may be affected if you own other annuity contracts issued by us (or our affiliates) that were purchased on or after October 21, 1988. (See "Tax Status.")

      Withdrawal Restrictions from 403(b) Plans. Under Section 403(b) Contracts, the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant's death, disability, attainment of age 59 1/2, separation from service or financial hardship. (See "Tax Status.")

                         ADDITIONAL WITHDRAWAL OPTIONS
================================================================================

      The Company offers certain withdrawal options under the Contract that are not considered Annuity Options ("Additional Withdrawal Options"). To exercise these options, your Account Value must meet the minimum dollar amount and age criteria applicable to that option.

      The Additional Withdrawal Options currently available under the Contract include the following:

[bullet] SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from your Account based on a payment method you select. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under a Contract.

[bullet] ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO but is designed for those who want to receive only the minimum distribution that the Code requires each year. ECO is available only under Qualified Contracts. Under ECO, the Company calculates the minimum distribution amount required by law, and pays you that amount once a year. (See "Tax Status.")

      Other Additional Withdrawal Options may be added from time to time. Additional information relating to any of the Additional Withdrawal Options may be obtained from your local representative or from the Company at its Home Office.

      If you select one of the Additional Withdrawal Options, you will retain all of the rights and flexibility permitted under the Contract during the Accumulation Period. Your Account Value will continue to be subject to the charges and deductions described in this Prospectus. Taking a withdrawal under one of these Additional Withdrawal Options may have tax consequences. Any person concerned about tax implications should consult a competent tax advisor prior to electing an option.

      Once you elect an Additional Withdrawal Option, you may revoke it any time by submitting a written request to our Home Office. Once an option is revoked, it may not be elected again for three years, nor may any other Additional Withdrawal Option be elected unless permitted by the Code. The Company reserves the right to discontinue the availability of one or all of these Additional Withdrawal Options for new elections at any time, and/or to change the terms of future elections.

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                                       12

                    DEATH BENEFIT DURING ACCUMULATION PERIOD
================================================================================

      A death benefit will be payable to the Beneficiary(ies) if the Certificate Holder or the Annuitant dies before annuity payments have commenced. Upon the death of a joint Certificate Holder prior to the Annuity Date, the surviving Certificate Holder, if any, will become the designated Beneficiary. Any other Beneficiary designation on record with the Company at the time of death will be treated as a contingent Beneficiary.

      The amount of death benefit proceeds will be determined as of the date of death. Under some circumstances, the amount of the death benefit is guaranteed, as described below.

DEATH BENEFIT AMOUNT

      Upon the death of the Annuitant, the guaranteed death benefit proceeds will be the greatest of:

(1) the total Purchase Payment(s) applied to the Account, minus the sum of all amounts withdrawn, annuitized or deducted from such Account;

(2) the highest step-up value as of the date of death. The step-up value is determined on each anniversary of the Effective Date, up to the Annuitant's 75th birthday (85th birthday for Contracts or Certificates issued in New York). Each step-up value is calculated as the Account Value on the Effective Date anniversary, increased by Purchase Payments applied, and decreased by partial withdrawals, annuitizations and deductions taken from the Account since the Effective Date anniversary; or

(3) the Account Value as of the date of death.

      The excess, if any, of the guaranteed death benefit value over the Account Value is determined as of the date of death. Any excess amount will be deposited and allocated to the money market Subaccount available under the Contract. The Account Value on the claim date plus any excess amount deposited into the Account becomes the Certificate Holder's Account Value. The claim date is the date we receive valid proof of death and the Beneficiary's claim at our Home Office.

      Upon the death of the Annuitant's spousal Beneficiary who continued the Account in his or her own name, the amount of the death benefit proceeds will be equal to the Adjusted Account Value on the claim date, less any deferred sales charge applicable to any Purchase Payments made since the death of the Annuitant.

      If the spousal beneficiary continued the Account after the death of a Certificate Holder who was not the Annuitant, the amount of death benefit proceeds payable upon the spousal beneficiary's death will be equal to the Adjusted Account Value on the claim date. Full or partial Withdrawals may be subject to a deferred sales charge in accordance with the usual rules regarding the deferred sales charge. (See "Deferred Sales Charge.")

      Under Nonqualifed Contracts only, if the Certificate Holder is not the Annuitant and dies, the amount of death benefit proceeds will be equal to the Adjusted Account Value on the claim date. Full or partial withdrawals may be subject to a deferred sales charge.

      For amounts held in the Guaranteed Account, see the Appendix for a discussion of the calculation of death benefit proceeds.

DEATH BENEFIT PAYMENT OPTIONS

      Death benefit proceeds may be paid to the Beneficiary as described below. If you die and no Beneficiary exists, the death benefit will be paid in a lump sum to your estate. Prior to any election by the Beneficiary, the Account Value will remain in the Account and the Account Value will continue to be affected by the investment performance of the investment option(s) selected. The Beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The Code requires that distributions begin within a certain time period, as described below. If no elections are made, no distributions will be made. Failure to commence distributions within those time periods can result in tax penalties.

      Nonqualified Contracts. Under a Nonqualified Contract, if you die, or if you are a nonnatural person and the Annuitant dies, and the Beneficiary is your surviving spouse, he or she automatically becomes the successor Certificate Holder. The successor Certificate Holder may exercise all rights under the Account and (1) continue in the Accumulation Period; (2) elect to apply some or all of the Adjusted Account Value to any of the Annuity Options; or (3) receive at any time a lump sum payment equal to all or a portion of the Adjusted Account Value. If you die and you are not the Annuitant, any applicable deferred sales charge will be applied if a lump sum payment is elected. Under the Code, distributions are not required until the successor Certificate Holder's death.

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                                       13

      If you die and the Beneficiary is not your surviving spouse, he or she may elect option (2) or (3) above. According to the Code, any portion of the Adjusted Account Value not distributed in installments over the life or life expectancy beginning within one year of your death, must be paid within five years of your death. (See "Tax Status of the Contract.")

      If you are a natural person but not the Annuitant and the Annuitant dies, the Beneficiary may elect to apply the Adjusted Account Value to an Annuity Option within 60 days or to receive a lump sum payment equal to the Adjusted Account Value, subject to state regulatory approval. If the Beneficiary does not elect an Annuity Option within 60 days of the date of death, the gain, if any, will be includable in the Beneficiary's income in the year the Annuitant dies.

      If SWO is in effect, payments will cease at the Certificate Holder's or Annuitant's death. A Beneficiary, however, may elect to continue SWO.

      Qualified Contracts. Under a Qualified Contract, the death benefit is paid at the death of the participant, who is the Annuitant under the Contract. The Beneficiary has the following options: (1) apply some or all of the Adjusted Account Value to any of the Annuity Options, subject to the distribution rules in Code Section 401(a)(9), or (2) receive at any time a lump sum payment equal to all or a portion of the Adjusted Account Value. If the Account was established in conjunction with a Section 401(a) qualified pension or profit sharing plan or a Section 457 deferred compensation plan, payment will be made, as directed by the Certificate Holder, to either the Certificate Holder or to the plan beneficiary.

      If ECO or SWO is in effect and the participant dies before the required beginning date for minimum distributions, payments will cease. A Beneficiary, or the Certificate Holder on behalf of a plan Beneficiary, may elect ECO or SWO provided the election would satisfy the Code minimum distribution rules.

      If ECO or SWO is in effect and the participant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Code minimum distribution rules, unless the option is revoked.

      Death benefit payments must satisfy the distribution rules in Code Section 401(a)(9). (See "Tax Status of the Contract.")

                                 ANNUITY PERIOD
================================================================================

ANNUITY PERIOD ELECTIONS

      You must notify us in writing of the date you want Annuity Payments to start (the "Annuity Date") and the Annuity Option elected. Payments may not begin earlier than one year after purchase, or, unless we consent, later than the later of (a) the first day of the month following the Annuitant's 85th birthday, or (b) the tenth anniversary of the last Purchase Payment (fifth anniversary for Contracts issued in Pennsylvania). For Contracts or Certificates issued in New York, Annuity Payments may not begin later than the first day of the month following the Annuitant's 90th birthday.

      Annuity Payments will not begin until you have selected an Annuity Date and an Annuity Option. Until a date and option are elected, the Account will continue in the Accumulation Period.

      As of January 1, 1997, the Code generally requires that for Qualified Contracts, other than IRAs and for five-percent owners in other Qualified Contracts, minimum annual distributions of the Account Value begin by April 1st of the calendar year following the calendar year in which a participant attains age 70 1/2 or retires, whichever occurs later. For IRA depositors and for five-percent owners, minimum distributions must begin by April 1 of the calendar year following the calendar year in which the participant attains age 70 1/2. In addition, distributions must be in a form and amount sufficient to satisfy the Code requirements. These requirements may be satisfied by the election of certain Annuity Options or Additional Withdrawal Options. (See "Tax Status.") For Nonqualified Contracts, failure to select an Annuity Option and an Annuity Date, or postponement of the Annuity Date past the Annuitant's 85th birthday or tenth anniversary of your last Purchase Payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering such a course of action.

      At least 30 days prior to the Annuity Date, you must notify us in writing of the following:

[bullet] the date on which you would like Annuity Payments to begin;

[bullet] the Annuity Option under which you want payments to be calculated and paid;

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                                       14

[bullet] whether the payments are to be made monthly, quarterly, semi-annually or annually; and

[bullet] the investment option(s) used to provide Annuity Payments (i.e., a fixed Annuity using the general account or a variable Annuity using any of the Subaccounts available at the time of annuitization or a combination of the two).

      Once Annuity Payments begin, the Annuity Option may not be changed. (See "Annuity Options" below for more information about transfers during the Annuity Period.)

PARTIAL ANNUITIZATION

      You may elect an Annuity Option with respect to a portion of your Account Value, while leaving the remaining portion of your Account Value invested in the Accumulation Period. The Code and the regulations do not specifically address the tax treatment applicable to payments provided in this way. Whether such payments are taxable as annuity payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser if you are considering a partial annuitization of your Account.

ANNUITY OPTIONS

      The Certificate Holder may choose one of the following Annuity Options:

Lifetime Annuity Options:

[bullet] Option 1--Life Annuity--An annuity with payments ending on the Annuitant's death.

[bullet] Option 2--Life Annuity with Guaranteed Payments--An annuity with payments guaranteed for 5-30 years.

[bullet] Option 3--Life Annuity with Cash Refund Feature--An annuity with a cash refund feature. Payments are guaranteed for the amount applied to the Annuity option. If the Annuitant dies before the amount applied to the Annuity Option (less any applicable premium tax) has been paid, any remaining balance will be paid in one sum to the Beneficiary. This option is available only when all payments are as a fixed Annuity.

[bullet] Option 4--Life Annuity Based Upon the Lives of Two Annuitants--An annuity paid during the lives of the Annuitant and a second Annuitant. The Certificate Holder selects an Annuity with 100%, 662/3% or 50% of the payment to continue after the first death, or an Annuity with 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant.

[bullet] Option 5--Life Annuity Based Upon the Lives of Two Annuitants with
         Guaranteed Payments--An Annuity with Payments for a minimum of 5-30 years, with 100% of the payment to continue after the first death.

[bullet] Option 6--Life Annuity Based Upon the Lives of Two Annuitants with a
         Cash Refund Feature--An Annuity with 100% of the payment to continue after the first death with a cash refund feature. Payments are guaranteed for the amount applied to the Annuity Option. If both Annuitants die prior to the total payment of the amount applied to the Annuity Option (less any premium tax), any remaining balance will be paid in one sum to the beneficiary. This option is available only when all payments are as a Fixed Annuity.

      If Option 1 or 4 is elected, it is possible that only one Annuity Payment will be made if the Annuitant under Option 1, or the surviving Annuitant under Option 4, should die prior to the due date of the second Annuity Payment. Once lifetime Annuity payments begin, the Certificate Holder cannot elect to receive a lump-sum settlement.

Nonlifetime Annuity Option:

      Under the nonlifetime option, payments may be made for generally 5-30 years, as selected by the Certificate Holder. If this option is elected as a variable Annuity, the Certificate Holder may request that the present value of all or any portion of the remaining variable payments be paid in one sum. However, any lump-sum elected before three years of payments have been completed will be treated as a withdrawal during the Accumulation Period and any applicable deferred sales charge will be assessed. (See "Charges and Deductions--Deferred Sales Charge.") If the nonlifetime option is elected on a fixed basis, you cannot elect to receive a lump-sum settlement.

      We may also offer additional Annuity Options under your Contract from time to time. You can call the number listed in the "Inquiries" section of the Prospectus Summary, to determine which options are available and the terms of such options. Additional or enhanced options may not be available to those already receiving Annuity payments.

ANNUITY PAYMENTS

      Date Payments Start. When payments start, the age of the Annuitant plus the number of years for which payments are guaranteed must not exceed 95. For Qualified Contracts only, Annuity Payments may not extend beyond (a) the life of the Annuitant, (b) the joint lives of the

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                                       15

Annuitant and beneficiary, (c) a period certain greater than the Annuitant's life expectancy, or (d) a period certain greater than the joint life expectancies of the Annuitant and Beneficiary.

      Amount of Each Annuity Payment. The amount of each payment depends on how you allocate your Account Value between fixed and variable payouts (some options require all payments be made on a fixed basis). No election may be made that would result in the first Annuity Payment of less than $50, or total yearly Annuity Payments of less than $250 (less if required by state law). If the Account Value on the Annuity Date is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected. We reserve the right to increase the minimum first Annuity Payment amount and the minimum annual Annuity Payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U), since July 1, 1993.

      If Annuity Payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate selected (31/2% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity Payments will increase thereafter only to the extent that the net investment rate exceeds 5% on an annualized basis. Annuity Payments would decline if the rate were below 5%. Use of the 31/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. (See the Statement of Additional Information for further discussion on the impact of selecting an assumed net investment rate.)

CHARGES DEDUCTED DURING THE ANNUITY PERIOD

      We make a daily deduction for mortality and expense risks from any amounts held on a variable basis. Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though we assume no mortality risk. We may also deduct a daily administrative charge from amounts held under the variable options. This charge, established when a variable Annuity Option is elected, will not exceed 0.25% per year of amounts held on a variable basis. Once established, the charge will be effective during the entire Annuity Period. (See "Charges and Deductions.")

DEATH BENEFIT PAYABLE DURING THE ANNUITY PERIOD

      The death benefit, if any, due when the Annuitant dies after Annuity Payments have begun, will depend on the terms of the Contract and the Annuity Option selected. If Option 1 or Option 4 was elected, Annuity Payments will cease on the death of the Annuitant under Option 1 or the death of the surviving Annuitant under Option 4.

      If Lifetime Option 2 or Option 5 was elected and the death of the Annuitant under Option 2, or the surviving Annuitant under Option 5, occurs prior to the end of the guaranteed minimum payment period, we will continue payments to the Beneficiary unless the Beneficiary elects a lump sum.

      If the nonlifetime option was elected, and the Annuitant dies before all payments are made, the value of any remaining payments will be paid to the Beneficiary unless the Beneficiary elects a lump sum.

      When the Annuitant dies after Annuity Payments have begun and if there is a death benefit payable under the Annuity option elected, the remaining value must be distributed to the Beneficiary at least as rapidly as under the original method of distribution.

      Any lump-sum payment paid under the applicable lifetime or nonlifetime Annuity options will be made within seven calendar days after acceptable proof of death, and a request for payment are received at our Home Office. The value of any death benefit proceeds will be determined as of the next Valuation Date after we receive acceptable proof of death and a request for payment. Under Options 2 and 5, such value will be reduced by any payments made after the date of death.

                                   TAX STATUS
================================================================================

INTRODUCTION

      The following provides a general discussion and is not intended as tax advice. This discussion reflects the Company's understanding of current federal income tax law. Such laws may change in the future, and it is possible that any change could be retroactive (i.e., effective prior to the date of the change). In addition, this discussion does not cover the potential application of federal estate and gift tax laws, or state, local or any other tax law. The Company makes no guarantee regarding the tax treatment of any contract or transaction involving a Contract.

      The Contract may be purchased on a non-tax qualified basis ("Nonqualified Contract") or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Section 401(a),

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                                       16

403(b), 408(b) or 457 of the Code ("Qualified Contracts"). The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity payments, and on the economic benefit to the Contract Holder, Certificate Holder or Beneficiary may depend upon the tax status of the individual concerned. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction.

TAXATION OF THE COMPANY

      The Company is taxed as a life insurance company under the Code. Since the Separate Account is not an entity separate from the Company, it will not be taxed separately as a "regulated investment company" under the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

      Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretation thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

TAX STATUS OF THE CONTRACT

      Diversification. Section 817(h) of the Code requires that with respect to Nonqualified Contracts, the investments of the Funds be "adequately diversified" in accordance with Treasury Regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the Funds' assets may be invested.

      In addition, in certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In these circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of investment control over the assets. The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that owners were not owners of separate account assets. For example, a Certificate Holder has additional flexibility in allocating premium payments and account values. In addition, the number of funds provided under the Contract is significantly greater than the number of funds offered in contracts on which rulings have been issued. These differences could result in a Certificate Holder being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company reserves the right to modify the Contract as necessary to attempt to prevent a Certificate Holder from being considered the owner of a pro rata share of the assets of the Separate Account.

      Required Distributions--Nonqualified Contracts: In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires Nonqualified Contracts to provide that (a) if any Certificate Holder dies on or after the Annuity Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution in effect at the time of the Certificate Holder's death, and (b) if any Certificate Holder dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Certificate Holder's death. These requirements will be considered satisfied as to any portion of a Certificate Holder's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Certificate Holder's death. The "designated beneficiary" refers to a natural person designated by the Certificate Holder as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of the deceased Certificate Holder, the Account may be continued with the surviving spouse as the new Certificate Holder.

      The Nonqualifed Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements

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                                       17
of Code Section 72(s) when clarified by regulation or otherwise.

      The discussion under "Taxation of Annuities" below is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

      Required Distributions--Qualified Contracts: The Code has required distribution rules for Section 401(a), 403(b) and 457 Plans and Individual Retirement Annuities. Other than for IRAs and for five-percent owners in other Qualified Contracts distributions must generally begin by April 1 of the calendar year following the calendar year in which the participant attains age 701/2 or retires, whichever occurs later. For IRA depositors and for five-percent owners, minimum distributions must begin by April 1 of the calendar year following the calendar year in which the participant attains age 701/2. Under 403(b) plans, if the Company maintains separate records, distribution of amounts held as of December 31, 1986 must generally begin by the end of the calendar year in which the participant attains age 75 (or retires, whichever occurs later). However, special rules require that some or all of the balance be distributed earlier if any distributions are taken in excess of the minimum required amount.

      To comply with these provisions, distributions must be in a form and amount sufficient to satisfy the minimum distribution and minimum distribution incidental death benefit rules specified in Section 401(a) (9) of the Code.

      In general, annuity payments must be distributed over the participant's life or the joint lives of the participant and beneficiary, or over a period not greater than the participant's life expectancy or the joint life expectancies of the participant and beneficiary. Also, any distribution under a Section 457 Plan payable over a period of more than one year must be made in substantially nonincreasing amounts.

      If the participant dies on or after the required beginning date for minimum distributions, distributions to the beneficiary must be made at least as rapidly as the method of distribution in effect at the time of the participant's death. However, if the required minimum distribution is calculated each year based on the participant's single life expectancy or the joint life expectancies of the participant and beneficiary, the regulations for Code Section 401(a)(9) provide specific rules for calculating the required minimum distributions at the participant's death. For example, if ECO was elected with the calculation based on the participant's single life expectancy, and the life expectancy is recalculated each year, the recalculated life expectancy becomes zero in the calendar year following the participant's death and the entire remaining interest must be distributed to the beneficiary by December 31 of the year following the participant's death. However, a spousal beneficiary, other than under a Section 457 Plan, has certain rollover rights which can only be exercised in the year of the participant's death. The rules are complex and the participant should consult a tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

      If the participant dies before the required beginning date for minimum distributions, the entire interest must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of the participant's death. Alternatively, payments may be made over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary, not to exceed 15 years for a non-spousal beneficiary under a Section 457 Plan, provided the distribution begins to a non-spouse beneficiary by December 31 of the calendar year following the calendar year of the participant's death. If payments are made to a spousal beneficiary, distributions must begin by the later of December 31 of the calendar year following the calendar year of the death or December 31 of the calendar year in which the participant would have attained age 70 1/2.

      An exception applies for a spousal beneficiary under an Individual Retirement Annuity. In lieu of taking a distribution under these rules, a spousal Beneficiary may elect to treat the Account as his or her own IRA and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the Account or fails to take a distribution within the required time period.

      If the participant or beneficiary fails to take the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

TAXATION OF ANNUITY CONTRACTS

      In General: Section 72 of the Code governs taxation of annuities in general. The Company believes that a Certificate Holder under a Nonqualified Contract who is a natural person generally is not taxed on increases in the Account Value until distribution occurs by withdrawing all or part of such Account Value (e.g., withdrawals or Annuity

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                                       18

Payments under the Annuity Option elected). The taxable portion of a distribution (in the form of a single sum payment or an Annuity) is taxable as ordinary income.

      Non-Natural Holders of a Nonqualified Contract: If the Certificate Holder is not a natural person, a Nonqualified Contract is not treated as an annuity for income tax purposes and the "income on the contract" for the taxable year is currently taxable as ordinary income. "Income on the contract" is any increase over the year in the Surrender Value, adjusted for Purchase Payments made during the year, amounts previously distributed and amounts previously included in income. There are some exceptions to the rule and a non-natural person should consult with its tax adviser prior to purchasing this Contract. A non-natural person exempt from federal income taxes should consult with its tax adviser regarding treatment of "income on the contract" for purposes of the unrelated business income tax. When the Certificate Holder is not a natural person, the Annuitant is considered the Certificate Holder for the purpose of meeting the required distribution-at-death rules. In addition, when the Certificate Holder is not a natural person, a change in Annuitant is treated as the death of the Certificate Holder.

      The following discussion generally applies to Qualified Contracts or Nonqualified Contracts owned by a natural person.

      Withdrawals: In the case of a withdrawal under a Qualified Contract, including withdrawals under SWO or ECO, the amount taxable is generally based on the ratio of the "investment in the contract" to Account Value. The "investment in the contract" generally equals the amount of any nondeductible Purchase Payments paid by or on behalf of any individual less any amount received previously which was excludable from gross income. For a Qualified Contract, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.

      With respect to Nonqualified Contracts, partial withdrawals, including withdrawals under SWO, are generally treated as taxable income to the extent that the Account Value immediately before the withdrawal exceeds the "investment in the contract" at that time. The Account Value immediately before a withdrawal may have to be increased by any positive market value adjustment (MVA) that results from such a withdrawal. There is, however, no definitive guidance on the proper tax treatment of MVAs in these circumstances, and a Certificate Holder should contact a competent tax advisor with respect to the potential tax consequences of any MVA that arises as a result of a partial withdrawal.

      Full withdrawals of a Nonqualified Contract are treated as taxable income to the extent that the amount received exceeds the "investment in the contract."

      Annuity Payments: Although the tax consequences may vary depending on the Annuity Payment elected under the Contract, in general, only the portion of the Annuity Payment that represents the amount by which the Account Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable. For variable Annuity Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For fixed annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Annuity Payments for the term of the payments; however, the remainder of each Annuity Payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional Annuity Payments is taxable. If Annuity Payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax advisor regarding deductibility of the unrecovered amount.

      Penalty Tax: In the case of a distribution pursuant to a Nonqualified Contract, or a Qualified Contract other than a Qualified Contract sold in conjunction with a Code Section 457 Plan, there may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income.

      In general, there is no penalty tax on distributions from a Nonqualified
Contract: (1) made on or after the date on which the taxpayer attains age
59 1/2; (2) made as a result of the death of the Certificate Holder; (3) attributable to the taxpayer's total and permanent disability; (4) received in substantially equal periodic payments (at least annually) over the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and a "designated beneficiary;" or (5) allocable to "investment in the contract" before August 14, 1982.

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                                       19

      If a distribution is made from a Qualified Contract sold in conjunction with a Section 401(a) Plan or Section 403(b) Plan, the penalty tax will not apply on distribution made when the participant (a) attains age 59 1/2, (b) becomes permanently and totally disabled, (c) dies, (d) separates from service with the plan sponsor at or after age 55, (e) rolls over the distribution amount to another plan of the same type in accordance with the terms of the Code, or
(f) takes the distributions in substantially equal periodic payments (at least annually) over his or her life or life expectancy or the joint lives or joint life expectancies of the participant and plan beneficiary, provided the participant has separated from service with the plan sponsor. In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by the participant that qualify for deduction as specified in the Code. The Code may impose other penalty taxes in other circumstances.

      In general, the same exceptions described in the preceding paragraph will apply to distributions made from an Individual Retirement Annuity. Beginning January 1, 1997, the penalty tax is also waived on distributions made from an IRA to pay for health insurance premiums for certain unemployed individuals.

      Taxation of Death Benefit Proceeds: Amounts may be distributed from the Contract because of the death of a Certificate Holder or the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under an Annuity Option, they are taxed in the same manner as Annuity Payments, as described above.

      Transfers, Assignments or Exchanges of the Contract: A transfer of ownership of a Contract, the designation of an Annuitant, payee or other Beneficiary who is not also a Certificate Holder, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences. The assignment, pledge, or agreement to assign or pledge any portion of the Account Value generally will be treated as a distribution. The assignment or transfer of ownership of a Qualified Contract generally is not allowed. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

      Multiple Contracts: All deferred nonqualified annuity contracts that are issued by the Company (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under Section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

                  CONTRACTS USED WITH CERTAIN RETIREMENT PLANS
================================================================================

QUALIFIED CONTRACTS IN GENERAL

      The Qualified Contract is designed for use as an Individual Retirement Annuity or as a Contract used in connection with certain employer sponsored retirement plans. The tax rules applicable to participants and beneficiaries in Qualified Contracts are complex. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances.

      The Company makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Participants and beneficiaries under Qualified Contracts may be subject to the terms and conditions of the retirement plans themselves, in addition to the terms and conditions of the Contract issued in connection with such plans. Some retirement plans are subject to distribution and other requirements that are not incorporated in the provisions of the Contracts. Purchasers are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable laws, and should consult their legal counsel and tax adviser regarding the suitability of the Contract.

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                                       20

      Section 457 Plans. Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. These plans are subject to various restrictions on contributions and distributions. The plans may permit participants to specify the form of investment for their deferred compensation account. Prior to the August 20, 1996 enactment of the Small Business Job Protection Act of 1996 (the "Small Business Act") compensation deferred under the plans, all property and rights purchased with such amounts, and all income attributable to such amounts, property or rights remained solely the property and rights of the employer (without being restricted to the provision of benefits) subject only to the claims of the employer's general creditors. For that reason, depending on the terms of the particular plan, the employer may have been entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations.

      Under the Small Business Act, plans maintained by State or local governments, their political subdivisions, agencies, instrumentalities and certain affiliates will be required to hold all assets and income of the Plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting the new requirement, custodial accounts and annuity contracts are treated as trusts. State and local government plans that were in existence on August 20, 1996 are allowed a transition period that ends January 1, 1999 to comply with the new requirement.

      In general, all amounts received under a Section 457 plan are taxable and reportable to the IRS as taxable income. Also, all amounts except death benefit proceeds are subject to federal income tax withholding as wages. If we make payments directly to a participant on behalf of the employer as owner, we will withhold federal taxes (and state taxes, if applicable).

      The Code imposes a maximum limit on annual Purchase Payments which may be excluded from the participant's gross income. Such limit is generally the lesser of $7,500 (as adjusted to reflect changes in the cost of living) or 33 1/3% of the participant's includible compensation (25% of gross compensation).

      Section 401(a) Plans. Section 401(a) permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to an individual except to a participant as a means to provide benefit payments.

      The Code imposes a maximum limit on annual Purchase Payments that may be excluded from a participant's gross income. Such limit must be calculated under the Plan by the employer in accordance with Section 415 of the Code. This limit is generally the lesser of 25% of the participant's compensation or $30,000. In addition, Purchase Payments will be excluded from a participant's gross income only if the Section 401(a) Plan meets certain nondiscrimination requirements.

      All distributions will be taxed as they are received unless the distribution is rolled over to another plan of the same type or to an individual retirement annuity/account ("IRA") in accordance with the Code, or unless the participant has made after-tax contributions to the plan, which are not taxed upon distribution. The Code has specific rules that apply, depending on the type of distribution received, if after-tax contributions were made.

      In general, payments received by a beneficiary after the participant's death are taxed in the same manner as if the participant had received those payments, except that a limited death benefit exclusion may apply for payments due to deaths that occurred on or before August 20, 1996. This exclusion no longer applies to payments due to deaths occurring after August 20, 1996.

      Section 403(b) Plans. Under Section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

      In order to be excludable from taxable income, total annual contributions made by the participant and his or her employer cannot exceed either of two limits set by the Code. The first limit, under Section 415, is generally the lesser of 25% of includible compensation or $30,000. The second limit, which is the exclusion allowance under Section 403(b), is usually calculated according to a formula that takes into account the participant's length of employment and any pretax contributions to certain other retirement plans. These two limits apply to the participant's contributions as well as to any contributions made by the

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                                       21
employer on behalf of the participant. There is an additional limit that specifically limits salary reduction contributions to generally no more than $9,500 annually (subject to indexing); a participant's own limit may be higher or lower, depending on certain conditions. In addition, Purchase Payments will be excluded from a participant's gross income only if the Plan meets certain nondiscrimination requirements.

      Section 403(b)(11) restricts the distribution under Section 403(b) contracts of: (1) salary reduction contributions made after December 31, 1988;
(2) earnings on those contributions; and (3) earnings during such period on amounts held as of December 31, 1988. Distribution of those amounts may only occur upon death of the participant, attainment of age 591/2, separation from service, total and permanent disability, or financial hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES AND SIMPLIFIED EMPLOYEE PENSION PLANS

      Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity, hereinafter referred to as an "IRA." Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. Employers may establish Simplified Employee Pension (SEP) Plans and contribute to an IRA owned by the employee. Purchasers of a Qualified Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

WITHHOLDING

      Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients may be provided the opportunity to elect not to have tax withheld from distributions; however, certain distributions from Section 401(a) Plans and Section 403(b) tax-deferred annuities are subject to mandatory 20% federal income tax withholding. We will report to the IRS the taxable portion of all distributions.

                                 MISCELLANEOUS
================================================================================

DISTRIBUTION

      The Company will serve as the principal underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") and is a member of the National Association of Securities Dealers, Inc. ("NASD"). As principal underwriter, the Company will contract with one or more registered broker-dealers, or with banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934 pursuant to legal and regulatory exceptions ("Distributors") to offer and sell the Contracts. The Company and one or more of its affiliates may also sell the Contracts directly. All individuals offering and selling the Contracts must either be registered representatives of a broker-dealer, or employees of a bank exempt from registration under the Securities Exchange Act of 1934, and must also be licensed as insurance agents to sell variable annuity contracts.

      {From time to time, the Company may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the Contracts, and may negotiate different commissions for these broker-dealers.}

      {The Company may also contract with independent third party broker-dealers who will act as wholesalers by assisting the Company in finding broker-dealers or banks interested in acting as Distributors for the Company. These wholesalers may also provide training, marketing and other sales related functions for the Company and the Distributors and may provide certain administrative services to the Company in connection with the Contracts. The Company may pay such wholesalers compensation based on Purchase Payments for the Contracts purchased through Distributors selected by the wholesaler.}

      {The Company may also designate third parties to provide services in connection with the Contracts such as reviewing applications for completeness and compliance with insurance requirements and providing the Distributors with approved marketing material, prospectuses or other supplies. These parties will also receive payments based on Purchase Payments for their

--------------------------------------------------------------------------------
                                       22
services, to the extent such payments are allowed by applicable securities laws. All costs and expenses related to these services will be paid by the Company.}

     [Federated Securities Corp. ("FES"), an affiliate of the adviser to the Funds in the Federated Insurance Series, may enter into agreements with some of the Distributors to provide services to customers in connection with the Funds acquired through the Contracts. These services will include providing customers with information concerning the Funds, their investment objectives, policies and limitations; portfolio securities; performance, responding to customer inquiries and providing such other services as the parties may agree. Fees paid to FSC to Distributors for these services may be based on the total number of assets in the Funds attributable to the Distributor's customers.]

      Payment of Commissions. {We pay Distributors and their Registered Representatives who sell the Contracts commissions and service fees. In limited circumstances, we also pay certain of these professionals compensation, overrides or reimbursement for expenses associated with the distribution of the Contract. In total, the compensation amounts are considered equivalent to approximately 7.5% of the Purchase Payments credited to the Contract over the Contract's estimated life. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive compensation that will vary based on the relative profitablity to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company.}

      {We pay these commissions, fees and related distribution expenses out of any deferred sales charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses.}

DELAY OR SUSPENSION OF PAYMENTS

      The Company reserves the right to suspend or postpone the date of payment for any benefit or values (a) on any Valuation Date on which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or when trading on the Exchange is restricted; (b) when an emergency exists, as determined by the SEC, so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable for the Company fairly to determine the value of the Subaccount's assets; or (c) during such other periods as the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PERFORMANCE REPORTING

      From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account. The Company may advertise the "standardized average annual total returns" of the Subaccounts, calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the Subaccount and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since inception, if less than ten years). Standardized returns will reflect the reduction of all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative charge and any applicable deferred sales charge). "Non-standardized returns" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods.

      The Company may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds. Further details regarding performance reporting and advertising are described in the Statement of Additional Information.

VOTING RIGHTS

      Each Contract Holder may direct us in the voting of shares at shareholders' meetings of the appropriate Funds(s). The number of votes to which each Contract Holder may give direction will be determined as of the record date. The number of votes each Contract Holder is entitled to direct with respect to a particular Fund during the Accumulation Period equals the portion of the Account Values(s) of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the valuation reserve for the portion of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized. Where the value of the Contract or valuation reserve relates to more than one Fund, the calculation of votes will be performed separately for each Fund.

      If you are a Certificate Holder under a group Contract, you have a fully vested (100%) interest in the benefits provided to you under your Account. Therefore, you may instruct the group Contract Holder how to direct the Company to cast the votes for the portion or the value of valuation reserve attributable to your Account. Votes

--------------------------------------------------------------------------------
                                       23
attributable to those Certificate Holders who do not instruct the group Contract Holder will be cast by the Company in the same proportion as votes for which instructions have been received by the group Contract Holder. Votes attributable to individual or group Contract Holders who do not direct us will be cast by us in the same proportion as votes for which directions we have received.

      You will receive a notice of each meeting of shareholders, together with any proxy solicitation materials, and a statement of the number of votes attributable to your Account.

MODIFICATION OF THE CONTRACT

      The Company may change the Contract as required by federal or state law. In addition, the Company may, upon 30 days written notice to the Contract Holder, make other changes to group Contracts that would apply only to individuals who become Certificate Holders under that Contract after the effective date of such changes. If the Contract Holder does not agree to a change, the Company reserves the right to refuse to establish new Accounts under the Contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

TRANSFERS OF OWNERSHIP; ASSIGNMENT

      Assignments or transfers of ownership of a Qualified Contract generally are not allowed except as permitted under the Code, incident to a divorce. The prohibition does not apply to a Qualified Contract sold in conjunction with (1) a Section 457 deferred compensation plan, or (2) a Section 401(a) plan where the Contract is owned by a trustee. We will accept assignments or transfers of ownership of a Nonqualified Contract or a Qualified Contract where assignments or transfers of ownership are not prohibited, with proper notification. The date of any such transfer will be the date we receive the notification at our Home Office. (Refer to "Tax Status" for general tax information.) If you are contemplating a transfer of ownership or assignment you should consult a tax adviser due to the potential for tax liability.

      No assignment of a Contract will be binding on us unless made in writing and sent to us at our Home Office. The Company will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If the Company fails to follow its procedures, it would be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the Certificate Holder and the interest of the Annuitant and any Beneficiary will be subject to the rights of any assignee of record.

INVOLUNTARY TERMINATIONS

      We reserve the right to terminate any Account with a value of $2,500 or less immediately following a partial withdrawal (unless otherwise required by state law). However, an Individual Retirement Annuity may only be closed out when Purchase Payments have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days advance written notice. No deferred sales charge will be deducted for involuntary terminations. The Company does not intend to exercise this right in cases where the Account Value is reduced to $2,500 or less solely due to investment performance.

LEGAL MATTERS AND PROCEEDINGS

      The Company knows of no material legal proceedings pending to which the Separate Account or the Company is a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.

--------------------------------------------------------------------------------
                                       24

                                CONTENTS OF THE
                      STATEMENT OF ADDITIONAL INFORMATION
================================================================================

     The Statement of Additional Information contains more specific information on the Separate Account and the Contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:


         General Information and History
         Variable Annuity Account B
         Offering and Purchase of Contracts
         Performance Data
          General
          Average Annual Total Return Quotations
         Annuity Payments
         Sales Material and Advertising
         Independent Auditors
         Financial Statements of the Separate Account
         Financial Statements of the Company

--------------------------------------------------------------------------------
                                       25

                                    APPENDIX
                            ALIAC GUARANTEED ACCOUNT
================================================================================

     The ALIAC Guaranteed Account (the "Guaranteed Account") is a credited interest option available during the Accumulation Period under the Contracts. This Appendix is a summary of the Guaranteed Account and is not intended to replace the Guaranteed Account prospectus. You should read the accompanying Guaranteed Account prospectus carefully before investing.


     The Guaranteed Account is a credited interest option in which we guarantee stipulated rates of interest for stated periods of time on amounts directed to the Guaranteed Account. For guaranteed terms of one year or less, a guaranteed rate is credited for the full term. For guaranteed rates of greater than one year, (except for those Contracts or Certificates issued in the state of New
York), the initial guaranteed rate is credited from the date of deposit to the end of a specified period within the guaranteed term. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield for one year. Guaranteed interest rates will never be less than an annual effective rate of 3%.


     During a deposit period, amounts may be applied to any of the available guaranteed terms. A Guaranteed Term is the period of time specified by the Company for which a specific Guaranteed Rate or Rates are offered on amounts invested during a specific Deposit Period. Guaranteed Terms are made available by the Company subject to the Company's terms and conditions. See the prospectus for the Guaranteed Account for further details regarding Guaranteed Term. The Company may offer more than one Guaranteed Term of the same duration. Purchase Payments received after the initial payment will be allocated in the same proportions as the last allocation, if no new allocation instructions are received with the Purchase Payment. If the same guaranteed term(s) are not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

     Except for transfers from an available Guaranteed Term in connection with the Dollar Cost Averaging Program, withdrawals taken in connection with an Estate Conservation or Systematic Withdrawal distribution option, and withdrawals for minimum distributions required by the Code for which the deferred sales charge is waived, withdrawals or transfers from a guaranteed term before the guaranteed term matures may be subject to a market value adjustment ("MVA"). An MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases, and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in the Certificate Holder receiving an amount which is less than the amount paid into the Guaranteed Account

     For partial withdrawals during the Accumulation Period, amounts to be withdrawn from the Guaranteed Account will be withdrawn on a pro rata basis from each group of deposits having the same length of time until the Maturity Date ("Guaranteed Term Group"). Within a Guaranteed Term Group, the amount will be withdrawn first from the oldest Deposit Period, then from the next oldest, and so on until the amount requested is satisfied.

     As a Guaranteed Term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new Guaranteed Term, (b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to a deferred sales charge. If no direction is received by the Company at its Home Office by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to the current deposit period for a similar length guaranteed term. If the same guaranteed term is no longer available the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

     If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows you to transfer without an MVA to available guaranteed terms of the current deposit period or to other available investment options, or surrender without an MVA (if applicable, a deferred sales charge is assessed on the surrendered amount). The provision is available only during the calendar month immediately following

--------------------------------------------------------------------------------
                                       26
a guaranteed term maturity date and only applies to the first transaction regardless of the amount involved in the transaction.

MORTALITY AND EXPENSE RISK CHARGES

     We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS

     Amounts applied to a guaranteed term during a deposit period may not be transferred to any other funding option or to another guaranteed term during that deposit period or for 90 days after the close of that deposit period. This does not apply to (1) amounts transferred on the Maturity Date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed Account before the Maturity Date due to the election of an Annuity Option, (3) amounts transferred from an available Guaranteed Term in connection with the Dollar Cost Averaging Program; and (4) amounts distributed under the Estate Conservation or Systematic Withdrawal distribution. Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Except for transactions described in items (1), (3) and (4) above, amounts withdrawn or transferred from the Guaranteed Account prior to the maturity date will be subject to a Market Value Adjustment. However, only a positive aggregate MVA will be applied to transfers made due to annuitization under one of the lifetime Annuity Options described in item (2) above.

     The Certificate Holder may select a maximum of 18 different investment options during the Accumulation Period. Under the Guaranteed Account, each guaranteed term is counted as one funding option. If a guaranteed term matures, and is renewed for the same term, it will not count as an additional investment option.

     Transfers of the Guaranteed Account values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the Account.

     By notifying us at least 30 days prior to the Annuity Date, you may elect a variable annuity and have amounts that have been accumulating under the Guaranteed Account transferred to one or more of the Subaccounts available during the Annuity Period. The Guaranteed Account cannot be used as an investment option during the Annuity Period. Transfers made due to the election of a lifetime Annuity Option will be subject to only a positive aggregate MVA.

DEATH BENEFIT

     Full and partial withdrawals and transfers made from the Guaranteed Account within six months after the date of the Annuitant's death will be the greater of:

(1) the aggregate MVA amount (i.e., the sum of all market value adjusted amounts calculated due to a withdrawal of amounts) which may be greater or less than the Account Value of those amounts; or

(2) the applicable portion of the Account Value attributable to the Guaranteed Account.

     After the six-month period, the surrender or transfer amount will be adjusted for the aggregate MVA amount, which may be greater or less than the Account Value of those amounts.

DISTRIBUTION

     The Company is the principal underwriter of the Contract. The Company is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc.

     From time to time, the Company may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the Contracts, and may negotiate different commissions for these broker-dealers.

--------------------------------------------------------------------------------
                                       27

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

              Statement of Additional Information dated May 1, 1997

                                  Marathon Plus
                              New York Growth Plus

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the "Separate Account") dated May 1, 1997.

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-531-4547

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----


General Information and History..........................................   2
Variable Annuity Account B...............................................   2
Offering and Purchase of Contracts.......................................   3
Performance Data.........................................................   3
      General............................................................   3
      Average Annual Total Return Quotations.............................   4
Annuity Payments.........................................................   9
Sales Material and Advertising...........................................  10
Independent Auditors.....................................................  10
Financial Statements of the Separate Account............................. S-1
Financial Statements of the Company...................................... F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1996, the Company had $30.1 billion invested through its products, including $15.0 billion in its separate accounts (of which the Company oversees the management of $10.5 billion) and $1.1 billion in its mutual funds offered outside of its separate accounts. As of December 31, 1995, it ranked among the top 2% of all U.S. life insurance companies based on assets. The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc., and an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account B" below).

Other than the mortality and expense risk charges and administrative charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. See "Charges and Deductions" in the prospectus. The Company receives reimbursement for certain administrative costs from some unaffiliated sponsors of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                           VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase Payments made under the Contract may be allocated to one or more of the Subaccounts. Each Subaccount invests in the shares of only one of the Funds listed below. The Company may make additions to, deletions from or substitution of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions or under all Contracts.

The Funds currently available under the Contract are as follows:

   Aetna Variable Fund                                            Federated Prime Money Fund II
   Aetna Income Shares                                            Federated Utility Fund II
   Aetna Variable Encore Fund                                     Fidelity VIP Equity-Income Portfolio
   Aetna Investment Advisers Fund, Inc.                           Fidelity VIP Growth Portfolio
   Aetna Ascent Variable Portfolio                                Fidelity VIP High Income Portfolio
   Aetna Crossroads Variable Portfolio                            Fidelity VIP Overseas Portfolio
   Aetna Legacy Variable Portfolio                                Fidelity VIP II Asset Manager Portfolio
   Aetna Variable Capital Appreciation Portfolio                  Fidelity VIP II Contrafund Portfolio
   Aetna Variable Growth Portfolio                                Fidelity VIP II Index 500 Portfolio
   Aetna Variable Index Plus Portfolio                            Fidelity VIP II Investment Grade Bond Portfolio
   Aetna Variable Small Company Portfolio                         Janus Aspen Aggressive Growth Portfolio
   Alger American Balanced Portfolio                              Janus Aspen Balanced Portfolio
   Alger American Growth Portfolio                                Janus Aspen Flexible Income Portfolio
   Alger American Income and Growth Portfolio                     Janus Aspen Growth Portfolio
   Alger American Leveraged AllCap Portfolio                      Janus Aspen Short-Term Bond Portfolio
   Alger American MidCap Growth Portfolio                         Janus Aspen Worldwide Growth Portfolio
   Alger American Small Capitalization Portfolio                  Lexington Emerging Markets Fund, Inc.
   American Century VP Balanced                                   Lexington Natural Resources Trust
     (formerly "TCI Balanced")                                    MFS Emerging Growth Series
   American Century VP Capital Appreciation                       MFS Research Series
     (formerly "TCI Growth")                                      MFS Total Return Series
   American Century VP International                              MFS Value Series
     (formerly "TCI International")                               MFS World Governments Series
   Federated American Leaders Fund II                             Oppenheimer Capital Appreciation Fund
   Federated Equity Income Fund II                                Oppenheimer Global Securities Fund
   Federated Fund for U. S. Government Securities II              Oppenheimer Growth & Income Fund
   Federated Growth Strategies Fund II                            Oppenheimer Strategic Bond Fund
   Federated High Income Bond Fund II
   Federated International Equity Fund II


Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are Registered Representatives as defined in the prospectus. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the prospectus under the sections titled "Purchase" and "Contract Valuation."

                                PERFORMANCE DATA

GENERAL

From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account available under the Contracts. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and

Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various Subaccounts under the Contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the Fund since inception and then adjust them to reflect the deduction of all recurring charges under the Contracts during each period (e.g., mortality and expense risk charges, maintenance fees, administrative charges, and deferred sales charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the Contracts described in the prospectus. The total return figures shown below may be different from the actual historical total return under your Contract because for periods prior to 1994, the Subaccount's investment performance was based on the performance of the underlying Fund plus any cash held by the Subaccount.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods.

Investment results of the Subaccounts will fluctuate over time, and any presentation of the Subaccounts' total return quotations for any prior period should not be considered as a representation of how the Subaccounts will perform in any future period. Additionally, the Account Value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized

The tables shown below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1996 for the Subaccounts available under the Contract. Table A reflects the total return quotations for Contracts issued nationwide (other than Contracts or Certificates issued in New York). Table B reflects the total return quotations for Marathon Plus and Growth Plus Contracts or Certificates issued in the state of New York. For those Subaccounts where results are not available for the full calendar period indicated, the percentage shown is an average annual return since inception (denoted with an asterisk).

                                                                       TABLE A

                                         -------------------------------------------------------------------------------------------
                                                                                                                             FUND
         ($30 MAINTENANCE FEE)                      STANDARDIZED                          NON-STANDARDIZED                 INCEPTION
                                                                                                                             DATE
------------------------------------------------------------------------------------------------------------------------------------
               SUBACCOUNT                1  Year    5 Years     10 Years    1 Year      3 Years    5 Years     10 Years
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Fund                       14.11%     11.15%      12.63%      22.70%      16.03%     11.58%      12.63%    05/01/75
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Income Shares                       (5.02%)     4.70%       7.31%       2.13%       4.11%      5.27%       7.31%    05/15/73
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Encore Fund                (3.39%)     2.36%       4.60%       3.88%       3.67%      2.99%       4.60%    08/01/75
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Investment Advisers Fund, Inc.       5.60%      9.24%       9.73%*     13.55%      11.81%      9.71%       9.73%*   04/03/89
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Ascent Variable Portfolio           13.31%     17.72%*      n/a        21.84%      21.44%*     n/a         n/a      07/05/95
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Crossroads Variable Portfolio        8.93%     13.64%*      n/a        17.13%      17.45%*     n/a         n/a      07/05/95
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Legacy Variable Portfolio            4.70%      9.75%*      n/a        12.58%      13.65%*     n/a         n/a      07/05/95
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Index Plus Portfolio        1.54%*     n/a         n/a         9.18%*      n/a        n/a         n/a      09/16/96
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Balanced Portfolio          1.01%      7.83%       7.11%*      8.61%       9.15%      8.33%       7.11%*   09/05/89
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Growth Portfolio            3.93%     14.64%      17.02%*     11.75%      14.55%     15.00%      17.02%*   01/09/89
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Income and Growth
   Portfolio                                9.73%     10.18%       9.75%*     17.99%      12.45%     10.63%       9.75%*   11/15/88
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap
   Portfolio                                2.73%     37.29%*      n/a        10.46%      39.46%*     n/a         n/a      01/25/95
------------------------------------------------------------------------------------------------------------------------------------
 Alger American MidCap Growth Portfolio     2.60%     21.63%*      n/a        10.32%      15.12%     22.40%*      n/a      05/03/93
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Small Capitalization
   Portfolio                               (4.48%)     8.99%      18.54%*      2.71%      11.28%      9.46%      18.54%*   09/21/88
------------------------------------------------------------------------------------------------------------------------------------
 American Century VP Balanced               2.88%      4.64%       8.28%*     10.62%       9.44%      5.21%       8.69%*   05/01/91
------------------------------------------------------------------------------------------------------------------------------------
 American Century VP Capital
   Appreciation                           (12.28%)     4.09%       9.27%*     (5.68%)      5.92%      4.68%       9.27%*   11/20/87
------------------------------------------------------------------------------------------------------------------------------------
 American Century VP International          4.90%      4.39%*      n/a        12.79%       6.21%*     n/a         n/a      05/01/94
------------------------------------------------------------------------------------------------------------------------------------
 Federated American Leaders Fund II        11.47%     15.06%*      n/a        19.86%      16.39%*     n/a         n/a      02/10/94
------------------------------------------------------------------------------------------------------------------------------------
 Federated Fund for U.S. Government
   Securities II                           (4.46%)     2.32%*      n/a         2.73%       4.14%*     n/a         n/a      03/28/94
------------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II         4.81%      7.33%*      n/a        12.70%       8.92%*     n/a         n/a      03/01/94
------------------------------------------------------------------------------------------------------------------------------------
 Federated Utility Fund II                  2.29%      7.53%*      n/a         9.99%       9.09%*     n/a         n/a      02/10/94
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity-Income Portfolio       4.78%     15.99%      12.15%      12.67%      16.59%     16.33%      12.15%    10/09/86
------------------------------------------------------------------------------------------------------------------------------------



                                      -5-



                                         -------------------------------------------------------------------------------------------
                                                                                                                             FUND
         ($30 MAINTENANCE FEE)                      STANDARDIZED                          NON-STANDARDIZED                 INCEPTION
                                                                                                                             DATE
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Portfolio              5.17%     13.16%      13.55%      13.09%      14.17%     13.55%      13.55%    10/09/86
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP High Income Portfolio         4.55%     12.95%       9.57%      12.42%       9.08%     13.35%       9.57%    09/19/85
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Overseas Portfolio            3.75%      7.11%       6.42%*     11.55%       6.58%      7.62%       6.42%*   02/13/87
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Asset Manager              5.08%      9.23%      10.14%*     12.99%       6.46%      9.70%      10.14%*   09/06/89
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Contrafund Portfolio      11.14%     26.16%*      n/a        19.51%      28.47%*     n/a         n/a      01/03/95
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Index 500 Portfolio       12.61%     14.89%*      n/a        21.09%      17.74%     15.47%*      n/a      08/27/92
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Investment Grade
   Bond Portfolio                          (5.39%)     4.56%       6.68%*      1.73%       3.75%      5.14%       6.68%*   12/05/88
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Aggressive Growth             (1.02%)    18.59%*      n/a         6.43%      15.34%     19.59%*      n/a      09/13/93
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Balanced Portfolio             6.53%     11.81%*      n/a        14.54%      11.91%     12.99%*      n/a      09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Flexible Income Portfolio      0.12%      6.63%*      n/a         7.65%       8.71%      7.98%*      n/a      09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Growth Portfolio               8.61%     13.42%*      n/a        16.78%      14.95%     14.55%*      n/a      09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Short-Term Bond Portfolio     (4.66%)     1.40%*      n/a         2.51%       3.28%      2.94%*      n/a      09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Worldwide Growth Portfolio    18.31%     20.48%*      n/a        27.22%      16.95%     21.43%*      n/a      09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund, Inc.     (1.47%)    (1.98%)*     n/a         5.95%       0.01%*     n/a         n/a      03/30/94
------------------------------------------------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust         16.35%      7.90%       8.00%*     25.10%      10.38%      8.40%       8.47%*   10/14/91
------------------------------------------------------------------------------------------------------------------------------------
 MFS Emerging Growth Series                 7.30%     19.11%*      n/a        15.38%      22.98%*     n/a         n/a      07/24/95
------------------------------------------------------------------------------------------------------------------------------------
 MFS Research Series                       12.17%     17.86%*      n/a        20.61%      21.78%*     n/a         n/a      07/26/95
------------------------------------------------------------------------------------------------------------------------------------
 MFS Total Return Series                    4.86%     16.52%*      n/a        12.76%      19.09%*     n/a         n/a      01/03/95
------------------------------------------------------------------------------------------------------------------------------------
 MFS Value Series                           0.62%*     n/a         n/a         8.19%*      n/a        n/a         n/a      08/14/96
------------------------------------------------------------------------------------------------------------------------------------
 MFS World Governments Series              (4.62%)     3.95%*      n/a         2.56%*      5.89%*     n/a         n/a      06/14/94
------------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation Fund     10.23%     14.65%      14.73%      18.52%      12.16%     15.02%      14.73%    08/15/86
------------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Securities Fund         8.00%     10.41%       8.88%*     16.13%       2.86%     10.85%       9.14%*   11/12/90
------------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Growth & Income Fund          21.49%     35.14%*      n/a        30.64%      38.52%*     n/a         n/a      07/06/95
------------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Strategic Bond Fund            2.75%      4.58%*      n/a        10.49%       6.03%      5.84%*      n/a      05/03/93
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

                                                                    TABLE B
                                                   CONTRACTS OR CERTIFICATES ISSUED IN NEW YORK
                                          ------------------------------------------------------------------------------------------
                                                                                                                            Fund
       ($30 annual maintenance fee)                  STANDARDIZED                          NON-STANDARDIZED               Inception
                                                                                                                            Date
------------------------------------------------------------------------------------------------------------------------------------
                SUBACCOUNT                1  Year     5 Years     10 Years   1 Year      3 Years    5 Years    10 Years
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Fund                      15.34%      11.39%      12.63%     22.70%      16.03%     11.58%     12.63%   05/01/75
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Income Shares                      (4.00%)      5.01%       7.31%      2.13%       4.11%      5.27%      7.31%   05/15/73
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Encore Fund               (2.35%)      2.70%       4.60%      3.88%       3.67%      2.99%      4.60%   08/01/75
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Investment Advisers Fund, Inc.      6.73%       9.50%       9.73%*    13.55%      11.81%      9.71%      9.73%*  04/03/89
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Ascent Variable Portfolio          14.53%      18.50%*      n/a       21.84%      21.44%*     n/a        n/a     07/05/95
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Crossroads Variable Portfolio      10.10%      14.43%*      n/a       17.13%      17.45%*     n/a        n/a     07/05/95
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Legacy Variable Portfolio           5.82%      10.54%*      n/a       12.58%      13.65%*     n/a        n/a     07/05/95
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Index Plus Portfolio       1.54%*      n/a         n/a        9.18%*      n/a        n/a        n/a     09/16/96
------------------------------------------------------------------------------------------------------------------------------------
   Alger American Balanced Portfolio         2.10%       8.10%       7.11%*     8.61%       9.15%      8.33%      7.11%*  09/05/89
------------------------------------------------------------------------------------------------------------------------------------
   Alger American Growth Portfolio           5.04%      14.84%      17.02%*    11.75%      14.55%     15.00%     17.02%*  01/09/89
------------------------------------------------------------------------------------------------------------------------------------
   Alger American Income and Growth
     Portfolio                              10.91%      10.43%       9.75%*    17.99%      12.45%     10.63%      9.75%*  11/15/88
------------------------------------------------------------------------------------------------------------------------------------
   Alger American Leveraged AllCap
     Portfolio                               3.83%      37.82%*      n/a       10.46%      39.46%*     n/a        n/a     01/25/95
------------------------------------------------------------------------------------------------------------------------------------
   Alger American MidCap Growth              3.70%      21.96%*      n/a       10.32%      15.12%     22.40%*     n/a     05/03/93
   Portfolio
------------------------------------------------------------------------------------------------------------------------------------
   Alger American Small Capitalization
     Portfolio                              (3.45%)      9.25%      18.54%*     2.71%      11.28%      9.46%     18.54%*  09/21/88
------------------------------------------------------------------------------------------------------------------------------------
   American Century VP Balanced              3.99%       4.95%       8.51%*    10.62%       9.44%      5.21%      8.69%*  05/01/91
------------------------------------------------------------------------------------------------------------------------------------
   American Century VP Capital
     Appreciation                          (11.34%)      4.41%       9.27%*    (5.68%)      5.92%      4.68%      9.27%*  11/20/87
------------------------------------------------------------------------------------------------------------------------------------
   American Century VP International         6.02%       4.80%*      n/a       12.79%       6.21%*     n/a        n/a     05/01/94
------------------------------------------------------------------------------------------------------------------------------------
   Federated American Leaders Fund II       12.67%      15.38%*      n/a       19.86%      16.39%*     n/a        n/a     02/10/94
------------------------------------------------------------------------------------------------------------------------------------
   Federated Fund for U.S. Government
     Securities II                          (3.43%)      2.72%*      n/a        2.73%       4.14%*     n/a        n/a     03/28/94
------------------------------------------------------------------------------------------------------------------------------------
   Federated Growth Strategies Fund II      15.21%      16.48%*      n/a       22.56%      20.23%*     n/a        n/a     10/02/95
------------------------------------------------------------------------------------------------------------------------------------
   Federated High Income Bond Fund II        5.94%       7.69%*      n/a       12.70%       8.92%*     n/a        n/a     03/01/94
------------------------------------------------------------------------------------------------------------------------------------
   Federated International Equity Fund       0.38%       2.69%*      n/a        6.79%       5.65%*     n/a        n/a     05/08/95
   II
------------------------------------------------------------------------------------------------------------------------------------
   Federated Prime Money Fund II            (2.92%)      1.53%*      n/a        3.27%       3.46%*     n/a        n/a     11/18/94
------------------------------------------------------------------------------------------------------------------------------------
   Federated Utility Fund II                 3.39%       7.89%*      n/a        9.99%       9.09%*     n/a        n/a     02/10/94
------------------------------------------------------------------------------------------------------------------------------------


                                      -7-

                                          ------------------------------------------------------------------------------------------
                                                                                                                              Fund
       ($30 annual maintenance fee)                  STANDARDIZED                          NON-STANDARDIZED                Inception
                                                                                                                              Date
------------------------------------------------------------------------------------------------------------------------------------
                SUBACCOUNT                1  Year     5 Years     10 Years   1 Year      3 Years     5 Years    10 Years
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Equity-Income Portfolio      5.91%      16.18%      12.15%     12.67%      16.59%     16.33%     12.15%   10/09/86
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Growth Portfolio             6.30%      13.38%      13.55%     13.09%      14.17%     13.55%     13.55%   10/09/86
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP High Income Portfolio        5.68%      13.18%       9.57%     12.42%       9.08%     13.35%      9.57%   09/19/85
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Overseas Portfolio           4.86%       7.39%       6.42%*    11.55%       6.58%      7.62%      6.42%*  02/13/87
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP II Asset Manager             6.21%       9.49%      10.14%*    12.99%       6.46%      9.70%     10.14%*  09/06/89
   Portfolio
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP II Contrafund Portfolio     12.34%      26.69%*      n/a       19.51%      28.47%*     n/a        n/a     01/03/95
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP II Index 500 Portfolio      13.82%      15.16%*      n/a       21.09%      17.74%     15.47%*     n/a     08/27/92
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP II Investment Grade
     Bond Portfolio                         (4.38%)      4.88%       6.68%      1.73%       3.75%      5.14%      6.68%*  12/05/88
------------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Aggressive Growth             0.04%      19.00%*      n/a        6.43%      15.34%     19.59%*     n/a     09/13/93
   Portfolio
------------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Balanced Portfolio            7.67%      12.28%*      n/a       14.54%      11.91%     12.99%*     n/a     09/13/93
------------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Flexible Income Portfolio     1.19%       7.15%*      n/a        7.65%       8.71%      7.98%*     n/a     09/13/93
------------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Growth Portfolio              9.78%      13.87%*      n/a       16.78%      14.95%     14.55%*     n/a     09/13/93
------------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Short-Term Bond Portfolio    (3.64%)      1.99%*      n/a        2.51%       3.28%      2.94%*     n/a     09/13/93
------------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Worldwide Growth             19.59%      20.87%*      n/a       27.22%      16.95%     21.43%*     n/a     09/13/93
   Portfolio
------------------------------------------------------------------------------------------------------------------------------------
   Lexington Emerging Markets Fund, Inc.    (0.41%)     (1.55%)      n/a        5.95%       0.01%*     n/a        n/a     03/30/94
------------------------------------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust        17.60%       8.17%       8.26%*    25.10%      10.38%      8.40%      8.47%*  10/14/91
------------------------------------------------------------------------------------------------------------------------------------
   MFS Emerging Growth Series                8.46%      19.92%*      n/a       15.38%      22.98%*     n/a        n/a     07/24/95
------------------------------------------------------------------------------------------------------------------------------------
   MFS Research Series                      13.37%      18.69%*      n/a       20.61%      21.78%*     n/a        n/a     07/26/95
------------------------------------------------------------------------------------------------------------------------------------
   MFS Total Return Series                   5.99%      17.08%*      n/a       12.76%      19.09%*     n/a        n/a     01/03/95
------------------------------------------------------------------------------------------------------------------------------------
   MFS Value Series                          0.62%*      n/a         n/a        8.19%*      n/a        n/a        n/a     08/14/96
------------------------------------------------------------------------------------------------------------------------------------
   MFS World Governments Series             (3.59%)      4.39%*      n/a        2.56%       5.89%*     n/a        n/a     06/14/94
------------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Capital Appreciation Fund    11.41%      14.86%     14.73%      18.52%      12.16%     15.02%     14.73%   08/15/86
------------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Global Securities Fund        9.17%      10.65%      9.06%*     16.13%       2.86%     10.85%      9.14%*  11/12/90
------------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Growth & Income Fund         22.80%      35.91%*      n/a       30.64%      38.52%*     n/a        n/a     07/06/95
------------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Strategic Bond Fund           3.86%       5.07%*      n/a       10.49%       6.03%      5.84%*     n/a     05/03/93
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

                                ANNUITY PAYMENTS

When Annuity payments are to begin, the value of the Account is determined using Accumulation Unit values as of the tenth Valuation Date before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity payment for each $1,000 of value applied. Thereafter, variable Annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Annuity payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one Valuation Date to the next; such fluctuations reflect changes in the net investment factor for the appropriate Subaccount(s) (with a ten Valuation Date lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:
--------
Assume that, at the date Annuity payments are to begin, there are 3,000 Accumulation Units credited under a particular Account and that the value of an Accumulation Unit for the tenth Valuation Date prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Date on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Subaccount is
1.0015000 as of the tenth Valuation Date preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Date (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Date on which the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the Subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life Subaccounts or their underlying funds by performance and/or investment objective. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds, reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Certificate Holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS

                           VARIABLE ANNUITY ACCOUNT B

                                      Index

Statement of Assets and Liabilities....................................... S-2
Statements of Operations and Changes in Net Assets........................ S-6
Notes to Financial Statements............................................. S-7
Independent Auditors' Report.............................................. S-15

Form No. SAI.34370-97                                         ALIAC Ed. May 1997

Variable Annuity Account B

Statement of Assets and Liabilities - December 31, 1996:

ASSETS:
Investments, at net asset value: (Note 1)
  Aetna Variable Fund; 22,674,496 shares (cost $674,480,933) ..............................................           $  734,460,247
  Aetna Income Shares; 5,554,723 shares (cost $69,738,402) ................................................               70,118,035
  Aetna Variable Encore Fund; 8,093,492 shares (cost $107,322,605) ........................................              106,781,998
  Aetna Investment Advisers Fund, Inc; 8,423,410 shares (cost $112,230,262) ...............................              127,344,696
  Aetna GET Fund, Series B; 1,148,634 shares (cost $11,845,728) ...........................................               16,333,339
  Aetna GET Fund, Series C; 907,283 shares (cost $9,136,442) ..............................................                9,281,276
  Aetna Ascent Variable Portfolio; 446,824 shares (cost $5,362,215) .......................................                5,638,668
  Aetna Crossroads Variable Portfolio; 442,088 shares (cost $5,144,208) ...................................                5,295,700
  Aetna Legacy Variable Portfolio; 549,727 shares (cost $6,140,411) .......................................                6,186,987
  Aetna Variable Index Plus Portfolio; 182,043 shares (cost $1,989,418) ...................................                1,985,372
  Alger American Funds:
    Balanced Portfolio; 408,798 shares (cost $4,238,672) ..................................................                3,777,291
    Growth Portfolio; 1,268,424 shares (cost $41,195,068) .................................................               43,545,003
    Income and Growth Portfolio; 768,597 shares (cost $7,300,499) .........................................                6,471,587
    Leveraged AllCap Portfolio; 589,862 shares (cost $11,198,918) .........................................               11,419,728
    MidCap Portfolio; 929,402 shares (cost $19,160,303) ...................................................               19,842,727
    Small Capitalization Portfolio; 1,436,114 shares (cost $59,246,689) ...................................               58,751,429
  Calvert Responsibly Invested Balanced Portfolio; 336,323 shares (cost $597,518) .........................                  596,637
  Fidelity Investments Variable Insurance Products Fund:
    Equity-Income Portfolio; 3,446,529 shares (cost $66,707,023) ..........................................               72,480,497
    Growth Portfolio; 1,860,260 shares (cost $54,670,184) .................................................               57,928,484
    High Income Portfolio; 1,174,877 shares (cost $13,895,035) ............................................               14,709,464
    Overseas Portfolio; 515,036 shares (cost $8,959,583) ..................................................                9,703,271
  Fidelity Investments Variable Insurance Products Fund II:
    Asset Manager Portfolio; 350,352 shares (cost $5,447,282) .............................................                5,931,464
    Contrafund Portfolio; 3,414,168 shares (cost $50,327,864) .............................................               56,538,618
    Index 500 Portfolio; 307,196 shares (cost $25,139,330) ................................................               27,380,370
    Investment Grade Bond Portfolio; 389,026 shares (cost $4,585,849) .....................................                4,761,677
  Insurance Management Series:
    American Leaders Fund II; 4,005,705 shares (cost $52,316,587) .........................................               61,127,055
    Growth Strategies Fund II; 561,108 shares (cost $6,448,785) ...........................................                7,182,178
    High Income Bond Fund II; 2,651,478 shares (cost $26,128,555) .........................................               27,151,137
    International Equity Fund II; 531,863 shares (cost $5,627,988) ........................................                5,935,590
    Prime Money Fund II; 7,744,318 shares (cost $7,744,318) ...............................................                7,744,318
    US Government Securities Fund II; 758,792 shares (cost $7,582,811) ....................................                7,656,209
    Utility Fund II; 1,420,364 shares (cost $15,043,602) ..................................................               16,774,494
 Janus Aspen Series:
    Aggressive Growth Portfolio; 1,729,280 shares (cost $31,007,236) ......................................               31,542,060
    Balanced Portfolio; 797,173 shares (cost $11,400,361) .................................................               11,774,244
    Flexible Income Portfolio; 457,937 shares (cost $5,073,822) ...........................................                5,147,217
    Growth Portfolio; 1,346,496 shares (cost $19,790,729) .................................................               20,884,154
    Short-Term Bond Portfolio; 192,639 shares (cost $1,947,988) ...........................................                1,920,611
    Worldwide Growth Portfolio; 3,419,377 shares (cost $61,321,568) .......................................               66,472,691
  Lexington Emerging Markets Fund; 249,599 shares (cost $2,582,550) .......................................                2,515,960
  Lexington Natural Resources Trust Fund; 332,525 shares (cost $4,213,645) ................................                4,751,784
 MFS Funds:
    Emerging Growth Series; 679,608 shares (cost $9,083,804) ..............................................                8,998,008
    Research Series; 516,109 shares (cost $6,571,748) .....................................................                6,776,512
    Total Return Series; 307,540 shares (cost $4,144,359) .................................................                4,216,370
    Value Series; 19,591 shares (cost $207,906) ...........................................................                  208,841
    Worldwide Government Series; 38,555 shares (cost $398,609) ............................................                  407,913
  Neuberger & Berman Advisers Management Trust -
    Growth Portfolio; 319,727 shares (cost $8,249,239) ....................................................                8,242,574
  Scudder Variable Life Investment Fund -
    International Portfolio; 909,444 shares (cost $10,539,678) ............................................               12,050,127

Variable Annuity Account B

  TCI Portfolios, Inc:
    Balanced Fund; 396,732 shares (cost $2,846,031) .......................................................           $    2,991,356
    Growth Fund; 4,332,926 shares (cost $45,957,552) ......................................................               44,369,162
    International Fund; 789,697 shares (cost $4,330,759) ..................................................                4,706,594
                                                                                                                      --------------
NET ASSETS  (cost $1,726,620,671) .........................................................................           $1,848,811,724
                                                                                                                      ==============

Net assets represented by:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and 5)
 Aetna Variable Fund:
   Annuity contracts in accumulation ......................................................................           $  644,728,031
   Annuity contracts in payment period ....................................................................               89,732,216
 Aetna Income Shares:
   Annuity contracts in accumulation ......................................................................               66,534,546
   Annuity contracts in payment period ....................................................................                3,583,489
 Aetna Variable Encore Fund:
   Annuity contracts in accumulation ......................................................................              106,781,998
 Aetna Investment Advisers Fund, Inc:
   Annuity contracts in accumulation ......................................................................              119,402,212
   Annuity contracts in payment period ....................................................................                7,942,484
 Aetna GET Fund, Series B:
   Annuity contracts in accumulation ......................................................................               16,333,339
 Aetna GET Fund, Series C:
   Annuity contracts in accumulation ......................................................................                9,281,276
 Aetna Ascent Variable Portfolio:
   Annuity contracts in accumulation ......................................................................                5,638,668
 Aetna Crossroads Variable Portfolio:
   Annuity contracts in accumulation ......................................................................                5,295,700
 Aetna Legacy Variable Portfolio:
   Annuity contracts in accumulation ......................................................................                6,186,987
 Aetna Variable Index Plus Portfolio:
   Annuity contracts in accumulation ......................................................................                1,985,372
 Alger American Funds:
   Balanced Portfolio:
   Annuity contracts in accumulation ......................................................................                3,777,291
   Growth Portfolio:
   Annuity contracts in accumulation ......................................................................               43,545,003
   Income and Growth Portfolio:
   Annuity contracts in accumulation ......................................................................                6,471,587
   Leveraged AllCap Portfolio:
   Annuity contracts in accumulation ......................................................................               11,419,728
   MidCap Portfolio:
   Annuity contracts in accumulation ......................................................................               19,842,727
   Small Capitalization Portfolio:
   Annuity contracts in accumulation ......................................................................               58,751,429
 Calvert Responsibly Invested Balanced Portfolio:
   Annuity contracts in accumulation ......................................................................                  596,637
 Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:
   Annuity contracts in accumulation ......................................................................               72,480,497
   Growth Portfolio:
   Annuity contracts in accumulation ......................................................................               57,928,484
   High Income Portfolio:
   Annuity contracts in accumulation ......................................................................               14,709,464
   Overseas Portfolio:
   Annuity contracts in accumulation ......................................................................                9,703,271
 Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:
   Annuity contracts in accumulation ......................................................................                5,931,464

Variable Annuity Account B

  Contrafund Portfolio:
  Annuity contracts in accumulation .......................................................................           $   56,538,618
  Index 500 Portfolio:
  Annuity contracts in accumulation .......................................................................               27,380,370
  Investment Grade Bond Portfolio:
  Annuity contracts in accumulation .......................................................................                4,761,677
Insurance Management Series:
  American Leaders Fund II:
  Annuity contracts in accumulation .......................................................................               61,127,055
  Growth Strategies Fund II:
  Annuity contracts in accumulation .......................................................................                7,182,178
  High Income Bond Fund II:
  Annuity contracts in accumulation .......................................................................               27,151,137
  International Equity Fund II:
  Annuity contracts in accumulation .......................................................................                5,935,590
  Prime Money Fund II:
  Annuity contracts in accumulation .......................................................................                7,744,318
  US Government Securities Fund II:
  Annuity contracts in accumulation .......................................................................                7,656,209
  Utility Fund II:
  Annuity contracts in accumulation .......................................................................               16,774,494
Janus Aspen Series:
  Aggressive Growth Portfolio:
  Annuity contracts in accumulation .......................................................................               31,542,060
  Balanced Portfolio:
  Annuity contracts in accumulation .......................................................................               11,774,244
  Flexible Income Portfolio:
  Annuity contracts in accumulation .......................................................................                5,147,217
  Growth Portfolio:
  Annuity contracts in accumulation .......................................................................               20,884,154
  Short-Term Bond Portfolio:
  Annuity contracts in accumulation .......................................................................                1,920,611
  Worldwide Growth Portfolio:
  Annuity contracts in accumulation .......................................................................               66,472,691
Lexington Emerging Markets Fund:
  Annuity contracts in accumulation .......................................................................                2,515,960
Lexington Natural Resources Trust Fund:
  Annuity contracts in accumulation .......................................................................                4,751,784
MFS Funds:
  Emerging Growth Series:
  Annuity contracts in accumulation .......................................................................                8,998,008
  Research Series:
  Annuity contracts in accumulation .......................................................................                6,776,512
  Total Return Series:
  Annuity contracts in accumulation .......................................................................                4,216,370
  Value Series:
  Annuity contracts in accumulation .......................................................................                  208,841
  Worldwide Government Series:
  Annuity contracts in accumulation .......................................................................                  407,913
Neuberger & Berman Advisers Management  Trust - Growth Portfolio:
  Annuity contracts in accumulation .......................................................................                8,242,574
Scudder Variable Life Investment Fund - International Portfolio:
  Annuity contracts in accumulation .......................................................................               12,050,127
TCI Portfolios, Inc:
  Balanced Fund:
  Annuity contracts in accumulation .......................................................................                2,991,356

Variable Annuity Account B

Growth Fund:
Annuity contracts in accumulation .........................................................................           $   44,369,162
International Fund:
Annuity contracts in accumulation .........................................................................                4,706,594
                                                                                                                      --------------
                                                                                                                      $1,848,811,724
                                                                                                                      ==============





















See Notes to Financial Statements

Variable Annuity Account B

Statements of Operations and Changes in Net Assets

                                                                                                    Year Ended December 31,
                                                                                                 1996                    1995
                                                                                                 ----                    ----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
   Dividends .....................................................................         $   120,367,178          $   112,097,675
Expenses: (Notes 2 and 5)
   Valuation Period Deductions ...................................................             (17,483,870)             (11,786,592)
                                                                                           ---------------          ---------------
Net investment income ............................................................             102,883,308              100,311,083
                                                                                           ---------------          ---------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
  Proceeds from sales ............................................................             365,025,974              495,934,611
  Cost of investments sold .......................................................             347,598,566              463,921,121
                                                                                           ---------------          ---------------
    Net realized gain ............................................................              17,427,408               32,013,490
Net unrealized gain (loss) on investments: (Note 5)
  Beginning of year ..............................................................              28,746,944              (44,356,052)
  End of year ....................................................................             122,191,053               28,746,944
                                                                                           ---------------          ---------------
    Net change in unrealized gain ................................................              93,444,109               73,102,996
                                                                                           ---------------          ---------------
Net realized and unrealized gain on investments ..................................             110,871,517              105,116,486
                                                                                           ---------------          ---------------
Net increase in net assets resulting from operations .............................             213,754,825              205,427,569
                                                                                           ---------------          ---------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ......................................             538,586,667              178,474,387
Sales and administrative charges deducted by the Company .........................                 (17,370)                 (34,250)
                                                                                           ---------------          ---------------
    Net variable annuity contract purchase payments ..............................             538,569,297              178,440,137
Transfers from the Company for mortality guarantee adjustments ...................                 690,779                1,565,140
Transfers from the Company's fixed account options ...............................              50,549,121                4,144,061
Redemptions by contract holders ..................................................             (73,738,526)             (46,390,791)
Annuity Payments .................................................................             (12,108,943)              (9,198,421)
Other ............................................................................                 159,467                1,143,373
                                                                                           ---------------          ---------------
    Net increase in net assets from unit transactions (Note 5) ...................             504,121,195              129,703,499
                                                                                           ---------------          ---------------
Change in net assets .............................................................             717,876,020              335,131,068
NET ASSETS:
Beginning of year ................................................................           1,130,935,704              795,804,636
                                                                                           ---------------          ---------------
End of year ......................................................................         $ 1,848,811,724          $ 1,130,935,704
                                                                                           ===============          ===============





See Notes to Financial Statements

Variable Annuity Account B


Notes to Financial Statements - December 31, 1996


1.   Summary of Significant Accounting Policies

     Variable Annuity Account B ("Account") is a separate account established by Aetna Life Insurance and Annuity Company registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

     a.  Valuation of Investments
     Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1996:


       Aetna Variable Fund                                           Insurance Management Series:
       Aetna Income Shares                                           [bullet]American Leaders Fund II
       Aetna Variable Encore Fund                                    [bullet]Growth Strategies Fund II
       Aetna Investment Advisers Fund, Inc.                          [bullet]High Income Bond Fund II
       Aetna GET Fund, Series B                                      [bullet]International Equity Fund II
       Aetna GET Fund, Series C                                      [bullet]Prime Money Fund II
       Aetna Ascent Variable Portfolio                               [bullet]U.S. Government Securities Fund II
       Aetna Crossroads Variable Portfolio                           [bullet]Utility Fund II
       Aetna Legacy Variable Portfolio                               Janus Aspen Series:
       Aetna Variable Index Plus Portfolio                           [bullet]Aggressive Growth Portfolio
       Alger American Funds:                                         [bullet]Balanced Portfolio
       [bullet]Balanced Portfolio                                    [bullet]Flexible Income Portfolio
       [bullet]Growth Portfolio                                      [bullet]Growth Portfolio
       [bullet]Income and Growth Portfolio                           [bullet]Short-Term Bond Portfolio
       [bullet]Leveraged AllCap Portfolio                            [bullet]Worldwide Growth Portfolio
       [bullet]MidCap Portfolio                                      Lexington Fund Emerging Markets Fund
       [bullet]Small Capitalization Portfolio                        Lexington Natural Resources Trust Fund
       Calvert Responsibly Invested Balanced Portfolio               MFS Funds:
       Fidelity Investments Variable Insurance Products Fund:        [bullet]Emerging Growth Series
       [bullet]Equity-Income Portfolio                               [bullet]Research Series
       [bullet]Growth Portfolio                                      [bullet]Total Return Series
       [bullet]High Income Portfolio                                 [bullet]Value Series
       [bullet]Overseas Portfolio                                    [bullet]World Government Series
       Fidelity Investments Variable Insurance Products Fund II:     Neuberger & Berman Advisers Management Trust -
       [bullet]Asset Manager Portfolio                               [bullet]Growth Portfolio
       [bullet]Contrafund Portfolio                                  Scudder Variable Life Investment Fund -
       [bullet]Index 500 Portfolio                                   [bullet]International Portfolio
       [bullet]Investment Grade Bond Portfolio                       [bullet]TCI Portfolios, Inc.:
                                                                     [bullet]Balanced Fund
                                                                     [bullet]Growth Fund
                                                                     [bullet]International Fund

     b.  Other
     Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

     c.  Federal Income Taxes
     The operations of the Account form a part of, and are taxed with, the total operations of Aetna Life Insurance and Annuity Company ("Company") which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

     d.  Annuity Reserves
     Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.   Valuation Period Deductions

     Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.   Dividend Income

     On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
     (loss) in the Statements of Operations and Changes in Net Assets.

4.   Purchases and Sales of Investments

     The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1996 and December 31, 1995 aggregated $972,030,476 and $365,025,974; $725,949,193 and
     $495,934,611, respectively.

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended December 31, 1996

--------------------------------------------------------------------------------------------------------------------------------
                                                                 Valuation        Proceeds           Cost of             Net
                                                                  Period            from            Investments       Realized
                                               Dividends        Deductions          Sales              Sold          Gain (Loss)
--------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                         $77,000,986       ($7,148,689)      $96,146,932       $97,318,697      ($1,171,765)
Annuity contracts in accumulation
Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                           4,527,825          (813,024)       19,585,006        18,826,116          758,890
Annuity contracts in accumulation
Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                    5,358,925        (1,043,955)       78,888,315        76,637,102        2,251,213
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:         11,247,847        (1,372,478)       16,403,009        13,386,571        3,016,438
Annuity contracts in accumulation
Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series B:                      1,055,590          (226,340)          915,330           681,610          233,720
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series C:                         46,499           (14,753)          361,353           354,510            6,843
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                 235,037           (27,609)          317,740           277,917           39,823
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:             257,055           (29,943)          362,140           312,870           49,270
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:                 363,749           (38,623)          406,948           384,407           22,541
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:              10,290            (2,403)          139,030           133,438            5,592
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:                             775,351           (33,904)          244,368           332,405          (88,037)
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                               758,872          (394,360)        6,990,444         6,528,212          462,232
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Income and Growth Portfolio:                  2,009,995           (55,929)          390,051           732,537         (342,486)
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:                      61,186          (116,503)        4,991,495         4,605,949          385,546
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 MidCap Portfolio:                               190,158          (166,087)        3,198,308         3,039,709          158,599
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:                 184,900          (588,663)       31,506,275        29,929,826        1,576,449
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested                      44,676            (3,984)          141,022           137,780            3,242
 Balanced Portfolio:
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund:
 Equity-Income Portfolio:                        940,850          (608,164)        4,030,269         3,343,817          686,452
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                             1,412,110          (540,670)        2,600,136         2,280,711          319,425
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 High Income Portfolio:                          178,909          (112,363)        1,318,057         1,318,142              (85)
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets-Year Ended December 31, 1996 (Continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Net
                                            Net Unrealized                              Increase
                                              Gain (Loss)                  Net         (Decrease)                 Net Assets
                                              -----------               Change in     In Net Assets               ----------
                                        Beginning         End          Unrealized       from Unit         Beginning          End
                                         of Year        of Year        Gain (Loss)     Transactions        of Year         of Year
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                   ($8,051,873)    $59,979,314    $68,031,187       $4,966,306
Annuity contracts in accumulation                                                                      $530,231,821    $644,728,031
Annuity contracts in payment period                                                                      62,550,401      89,732,216
------------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                     3,224,044         379,633     (2,844,411)     ($9,600,618)
Annuity contracts in accumulation                                                                        74,693,652      66,534,546
Annuity contracts in payment period                                                                       3,395,721       3,583,489
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:              2,487,618        (540,607)    (3,028,225)     $22,111,260
Annuity contracts in accumulation                                                                        81,132,780     106,781,998
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:   12,419,220      15,114,435      2,695,215         $602,270
Annuity contracts in accumulation                                                                       104,415,595     119,402,212
Annuity contracts in payment period                                                                       6,739,809       7,942,484
------------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series B:                2,566,580       4,487,610      1,921,030        ($650,835)
Annuity contracts in accumulation                                                                        14,000,174      16,333,339
------------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series C:                        0         144,834        144,834       $9,097,853
Annuity contracts in accumulation                                                                                 0       9,281,276
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:             5,570         276,453        270,883       $4,773,151
Annuity contracts in accumulation                                                                           347,383       5,638,668
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:         8,209         151,493        143,284       $4,409,627
Annuity contracts in accumulation                                                                           466,407       5,295,700
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:             1,609          46,576         44,967       $5,470,774
Annuity contracts in accumulation                                                                           323,579       6,186,987
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:             0          (4,046)        (4,046)      $1,975,940
Annuity contracts in accumulation                                                                                (1)      1,985,372
------------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:                         1,644        (461,380)      (463,024)      $2,897,855
Annuity contracts in accumulation                                                                           689,050       3,777,291
------------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                         (63,817)      2,349,936      2,413,753      $29,514,421
Annuity contracts in accumulation                                                                        10,790,085      43,545,003
------------------------------------------------------------------------------------------------------------------------------------
 Income and Growth Portfolio:               (6,769)       (828,912)      (822,143)      $4,660,630
Annuity contracts in accumulation                                                                         1,021,520       6,471,587
------------------------------------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:                32,561         220,810        188,249       $8,946,454
Annuity contracts in accumulation                                                                         1,954,796      11,419,728
------------------------------------------------------------------------------------------------------------------------------------
 MidCap Portfolio:                           7,193         682,424        675,231      $15,727,261
Annuity contracts in accumulation                                                                         3,257,565      19,842,727
------------------------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:            46,283        (495,260)      (541,543)     $32,655,969
Annuity contracts in accumulation                                                                        25,464,317      58,751,429
------------------------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested               (13,512)           (881)        12,631         $193,226
 Balanced Portfolio:
Annuity contracts in accumulation                                                                           346,846         596,637
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund:
 Equity-Income Portfolio:                  966,600       5,773,475      4,806,875      $51,230,275
Annuity contracts in accumulation                                                                        15,424,209      72,480,497
------------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                         (34,190)      3,258,300      3,292,490      $38,219,867
Annuity contracts in accumulation                                                                        15,225,262      57,928,484
------------------------------------------------------------------------------------------------------------------------------------
 High Income Portfolio:                     15,029         814,429        799,400      $12,636,277
Annuity contracts in accumulation                                                                         1,207,326      14,709,464
-----------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended December 31, 1996

-----------------------------------------------------------------------------------------------------------------------
                                                               Valuation       Proceeds        Cost of           Net
                                                                Period           from         Investments     Realized
                                               Dividends      Deductions         Sales           Sold        Gain (Loss)
------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                           $75,181         ($91,010)       $880,668       $813,434       $67,234
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund II:
 Asset Manager Portfolio:                      119,231          (54,259)        540,553        465,407         75,146
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                         146,164         (428,708)      5,044,449      4,308,117        736,332
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                          143,406         (203,362)      6,086,685      5,356,843        729,842
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:               45,797          (42,799)        882,619        925,636        (43,017)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Insurance Management Series:
 American Leaders Fund II:                     857,970         (631,122)      6,368,961      4,596,688      1,772,273
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:                        405          (44,481)        119,084        103,727         15,357
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:                   1,647,290         (260,987)      5,863,283      5,644,702        218,581
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 International Equity Fund II:                  10,567          (51,003)        250,169        236,027         14,142
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:                          289,134          (87,958)     12,400,851     12,398,826          2,025
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:           367,608          (86,361)      5,011,311      5,085,345        (74,034)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Utility Fund II:                              547,259         (186,219)      1,034,753        867,262        167,491
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:                  243,931         (266,292)      6,134,481      4,875,603      1,258,878
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                           181,099          (68,277)      2,812,822      2,536,688        276,134
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                    304,512          (43,754)      1,127,628      1,090,808         36,820
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                             324,844         (141,840)      1,249,735      1,041,911        207,824
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:                     79,326          (23,159)      2,910,009      2,872,811         37,198
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                   642,050         (384,732)      4,899,145      3,899,490        999,655
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:                     0          (27,131)      1,463,410      1,431,864         31,546
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:         15,653          (38,378)      2,192,808      1,809,743        383,065
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets-Year Ended December 31, 1996 (Continued)

------------------------------------------------------------------------------------------------------------------
                                                               Net Unrealized
                                                                 Gain (Loss)                               Net
                                                                 -----------                            Change in
                                                    Beginning                      End                  Unrealized
                                                     of Year                     of Year                Gain (Loss)
-------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                                 $51,434                      $743,689               $692,255
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund II:
 Asset Manager Portfolio:                             98,360                       484,182                385,822
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                               122,841                     6,210,754              6,087,913
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                                 70,864                     2,241,040              2,170,176
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:                     11,466                       175,829                164,363
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Insurance Management Series:
 American Leaders Fund II:                         2,916,888                     8,810,467              5,893,579
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:                            3,614                       733,393                729,779
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:                           229,008                     1,022,582                793,574
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 International Equity Fund II:                        43,172                       307,602                264,430
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:                                 (1,182)                            0                  1,182
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:                  75,600                        73,398                 (2,202)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Utility Fund II:                                    799,746                     1,730,892                931,146
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:                      1,164,909                       534,823               (630,086)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                                  26,040                       373,883                347,843
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                           29,809                        73,395                 43,586
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                                    84,852                     1,093,423              1,008,571
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:                            1,330                       (27,376)               (28,706)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                         253,639                     5,151,123              4,897,484
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:                      (4,024)                      (66,591)               (62,567)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:              188,717                       538,139                349,422
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------



Variable Annuity Account B

Notes to Financial Statements - December 31, 1996 (continued):


5. Supplemental Information to Statements of Operations and Changes in Net Assets-Year Ended December 31, 1996 (Continued)

----------------------------------------------------------------------------------------------------------------
                                                     Net
                                                 Increase
                                                 (Decrease)                           Net Assets
                                               In Net Assets             ------------------------------------
                                                  from Unit              Beginning                     End
                                                 Transactions              of Year                    of Year
----------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                               $6,948,020
Annuity contracts in accumulation                                         $2,011,591                 $9,703,271
----------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund II:
 Asset Manager Portfolio:                          $4,043,035
Annuity contracts in accumulation                                          1,362,489                  5,931,464
----------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                            $38,043,675
Annuity contracts in accumulation                                         11,953,242                 56,538,618
----------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                             $22,367,490
Annuity contracts in accumulation                                          2,172,818                 27,380,370
----------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:                  $3,931,632
Annuity contracts in accumulation                                            705,701                  4,761,677
----------------------------------------------------------------------------------------------------------------
Insurance Management Series:
 American Leaders Fund II:                        $26,548,788
Annuity contracts in accumulation                                         26,685,567                 61,127,055
----------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:                        $6,301,239
Annuity contracts in accumulation                                            179,879                  7,182,178
----------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:                        $12,876,189
Annuity contracts in accumulation                                         11,876,490                 27,151,137
----------------------------------------------------------------------------------------------------------------
 International Equity Fund II:                     $4,073,916
Annuity contracts in accumulation                                          1,623,538                  5,935,590
----------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:                              $1,765,443
Annuity contracts in accumulation                                          5,774,492                  7,744,318
----------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:               $2,942,870
Annuity contracts in accumulation                                          4,508,328                  7,656,209
----------------------------------------------------------------------------------------------------------------
 Utility Fund II:                                  $6,514,735
Annuity contracts in accumulation                                          8,800,082                 16,774,494
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:                     $19,085,222
Annuity contracts in accumulation                                         11,850,407                 31,542,060
----------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                              $10,311,561
Annuity contracts in accumulation                                            725,884                 11,774,244
----------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                        $3,237,811
Annuity contracts in accumulation                                          1,568,242                  5,147,217
----------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                                $16,916,813
Annuity contracts in accumulation                                          2,567,942                 20,884,154
----------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:                        $1,106,654
Annuity contracts in accumulation                                            749,298                  1,920,611
----------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                      $54,723,321
Annuity contracts in accumulation                                          5,594,913                 66,472,691
----------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:                   $2,232,953
Annuity contracts in accumulation                                            341,159                  2,515,960
----------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:            $2,162,813
Annuity contracts in accumulation                                          1,879,209                  4,751,784
----------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended December 31, 1996

----------------------------------------------------------------------------------------------------------------------------------
                                                                      Valuation              Proceeds                 Cost of
                                                                       Period                  from                  Investments
                                               Dividends             Deductions                Sales                    Sold
----------------------------------------------------------------------------------------------------------------------------------
MFS Funds:
 Emerging Growth Series:                           $73,635                ($33,243)              $190,630                $186,959
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Research Series:                                   94,710                 (22,219)               253,406                 258,774
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Total Return Series:                               87,973                 (13,218)               140,628                 132,113
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Value Series:                                       4,089                    (372)                   496                     486
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 World Government Series:                                0                  (1,705)                19,663                  19,513
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers
 Management Trust-
 Growth Portfolio:                                 770,877                 (98,063)             3,864,131               3,857,033
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life
 Investment Fund-
 International Portfolio:                          276,128                (136,107)             4,557,311               4,016,790
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.:
 Balanced Fund:                                     67,198                 (24,832)               247,893                 231,495
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Growth Fund:                                    6,228,055                (611,968)            19,145,021              17,607,144
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 International Fund:                                62,276                 (41,867)               397,143                 365,001
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account B              $120,367,178            ($17,483,870)          $365,025,974            $347,598,566
==================================================================================================================================



Variable Annuity Account B

Notes to Financial Statements - December 31, 1996 (continued):


5. Supplemental Information to Statements of Operations and Changes in Net Assets-Year Ended December 31, 1996 (Continued)

----------------------------------------------------------------------------------------------------------------------------------
                                                                             Net Unrealized
                                                                               Gain (Loss)                               Net
                                                   Net                         -----------                            Change in
                                                Realized          Beginning                      End                  Unrealized
                                               Gain (Loss)         of Year                     of Year                Gain (Loss)
----------------------------------------------------------------------------------------------------------------------------------

MFS Funds:
 Emerging Growth Series:                           $3,671                 $0                      ($85,796)              ($85,796)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Research Series:                                  (5,368)                 0                       204,764                204,764
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Total Return Series:                               8,515                  0                        72,010                 72,010
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Value Series:                                         10                  0                           935                    935
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 World Government Series:                             150                  0                         9,304                  9,304
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers
 Management Trust-
 Growth Portfolio:                                  7,098             77,158                        (6,666)               (83,824)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life
 Investment Fund-
 International Portfolio:                         540,521            652,411                     1,510,449                858,038
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.:
 Balanced Fund:                                    16,398             16,540                       145,325                128,785
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Growth Fund:                                   1,537,877          8,206,103                    (1,588,390)            (9,794,493)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 International Fund:                               32,142             15,650                       375,835                360,185
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account B              $17,427,408        $28,746,944                  $122,191,053            $93,444,109
==================================================================================================================================

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets-Year Ended December 31, 1996 (Continued)

------------------------------------------------------------------------------------------------------------------
                                                     Net
                                                 Increase
                                                 (Decrease)                           Net Assets
                                               In Net Assets             ------------------------------------
                                                  from Unit              Beginning                     End
                                                 Transactions              of Year                    of Year
------------------------------------------------------------------------------------------------------------------

MFS Funds:
 Emerging Growth Series:                             $9,039,741
Annuity contracts in accumulation                                                   $0                 $8,998,008
------------------------------------------------------------------------------------------------------------------
 Research Series:                                    $6,504,625
Annuity contracts in accumulation                                                    0                  6,776,512
------------------------------------------------------------------------------------------------------------------
 Total Return Series:                                $4,061,090
Annuity contracts in accumulation                                                    0                  4,216,370
------------------------------------------------------------------------------------------------------------------
 Value Series:                                         $204,179
Annuity contracts in accumulation                                                    0                    208,841
------------------------------------------------------------------------------------------------------------------
 World Government Series:                              $400,164
Annuity contracts in accumulation                                                    0                    407,913
------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers
 Management Trust-
 Growth Portfolio:                                    ($710,088)
Annuity contracts in accumulation                                            8,356,574                  8,242,574
------------------------------------------------------------------------------------------------------------------
Scudder Variable Life
 Investment Fund-
 International Portfolio:                              ($54,117)
Annuity contracts in accumulation                                           10,565,664                 12,050,127
------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.:
 Balanced Fund:                                      $2,313,929
Annuity contracts in accumulation                                              489,878                  2,991,356
------------------------------------------------------------------------------------------------------------------
 Growth Fund:                                       ($7,301,710)
Annuity contracts in accumulation                                           54,311,401                 44,369,162
------------------------------------------------------------------------------------------------------------------
 International Fund:                                 $3,691,239
Annuity contracts in accumulation                                              602,619                  4,706,594
------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account B                   $504,121,195         $1,130,935,704             $1,848,811,724
==================================================================================================================


                          Independent Auditors' Report



The Board of Directors of Aetna Life Insurance and Annuity  Company and Contract
    Owners of Variable Annuity Account B:


We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account B (the "Account") as of December 31, 1996, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1996. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account B as of December 31, 1996, the results of its operations and the changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1996 in conformity with generally accepted accounting principles.



                                                           KPMG Peat Marwick LLP

Hartford, Connecticut
February 14, 1997
                                                    S-15

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBIDIARIES

                   Index to Consolidated Financial Statements

                                                                            Page

Independent Auditors' Report                                                 F-2

Consolidated Financial Statements:

   Consolidated Statements of Income for the Years Ended
     December 31, 1996, 1995 and 1994                                        F-3

   Consolidated Balance Sheets as of December 31, 1996
     and 1995                                                                F-4

   Consolidated Statements of Changes in Shareholder's Equity
     for the Years Ended December 31, 1996, 1995 and 1994                    F-5

   Consolidated Statements of Cash Flows for the Years
     Ended December 31, 1996, 1995 and 1994                                  F-6

   Notes to Consolidated Financial Statements                                F-7

                          Independent Auditors' Report

The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.


                                                       /s/ KPMG Peat Marwick LLP

Hartford, Connecticut
February 4, 1997

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                    Consolidated Statements of Income
                               (millions)

                                                Years Ended December 31,
                                           --------------------------------
                                              1996        1995       1994
                                              ----        ----       ----

Revenue:
  Premiums                                   $133.6      $212.7     $191.6
  Charges assessed against policyholders      396.5       318.9      279.0
  Net investment income                     1,045.6     1,004.3      917.2
  Net realized capital gains                   19.7        41.3        1.5
  Other income                                 45.4        42.0       10.3
                                            -------     -------    -------
    Total revenue                           1,640.8     1,619.2    1,399.6
                                            -------     -------    -------

Benefits and expenses:
  Current and future benefits                 968.6       997.2      921.5
  Operating expenses                          342.2       310.8      225.7
  Amortization of deferred policy
   acquisition costs                           69.8        48.0       31.5
  Severance and facilities charges             61.3        --         --
                                            -------     -------    -------
    Total benefits and expenses             1,441.9     1,356.0    1,178.7
                                            -------     -------    -------

Income before income taxes                    198.9       263.2      220.9

Income taxes                                   57.8        87.3       75.6
                                            -------     -------    -------
Net income                                   $141.1      $175.9     $145.3
                                            =======     =======    =======




See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                         Consolidated Balance Sheets
                        (millions, except share data)


                                                         December 31,
                                                    -------------------------
                                                      1996             1995
                                                      ----             ----
Assets
------

Investments:
  Debt securities, available for sale:
   (amortized cost: $12,539.1 and $11,923.7)        $12,905.5        $12,720.8
  Equity securities, available for sale:
   Non-redeemable preferred stock
    (cost: $107.6 and $51.3)                            119.0             57.6
   Investment in affiliated mutual funds
    (cost: $77.3 and $173.4)                             81.1            191.8
   Common stock (cost: $0.0 and $6.9)                     0.3              8.2
   Short-term investments                                34.8             15.1
   Mortgage loans                                        13.0             21.2
   Policy loans                                         399.3            338.6
                                                    ---------        ---------
       Total investments                             13,553.0         13,353.3

  Cash and cash equivalents                             459.1            568.8
  Accrued investment income                             159.0            175.5
  Premiums due and other receivables                     26.6             37.3
  Deferred policy acquisition costs                   1,515.3          1,341.3
  Reinsurance loan to affiliate                         628.3            655.5
  Other assets                                           33.7             26.2
  Separate Account assets                            15,318.3         10,987.0
                                                    ---------        ---------
       Total assets                                 $31,693.3        $27,144.9
                                                    =========        =========

Liabilities and Shareholder's Equity
-------------------------------------

Liabilities:
  Future policy benefits                             $3,617.0          $3,594.6
  Unpaid claims and claim expenses                       28.9              27.2
  Policyholders' funds left with the Company         10,663.7          10,500.1
                                                    ---------         ---------
      Total insurance reserve liabilities            14,309.6          14,121.9
  Other liabilities                                     354.7             257.2
  Income taxes:
    Current                                              20.7              26.2
    Deferred                                             80.5             169.6
  Separate Account liabilities                       15,318.3          10,987.0
                                                    ---------         ---------
      Total liabilities                              30,083.8          25,561.9
                                                    ---------         ---------

Shareholder's equity:
  Common stock, par value $50 (100,000 shares
   authorized; 55,000 shares issued and
   outstanding)                                           2.8               2.8
  Paid-in capital                                       418.0             407.6
  Net unrealized capital gains                           60.5             132.5
  Retained earnings                                   1,128.2           1,040.1
                                                    ---------         ---------

      Total shareholder's equity                      1,609.5           1,583.0
                                                    ---------         ---------

       Total liabilities and shareholder's equity   $31,693.3         $27,144.9
                                                    =========         =========


See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

          Consolidated Statements of Changes in Shareholder's Equity
                                 (millions)


                                                  Years Ended December 31,
                                             -----------------------------------
                                                  1996       1995      1994
                                                  ----       ----      ----

Shareholder's equity, beginning of year         $1,583.0   $1,088.5   $1,246.7

Capital contributions                               10.4      --         --

Net change in unrealized capital gains (losses)    (72.0)     321.5     (303.5)

Net income                                         141.1      175.9      145.3

Other changes                                      (49.5)     --         --

Common stock dividends declared                     (3.5)      (2.9)     --
                                                --------   --------   --------
Shareholder's equity, end of year               $1,609.5   $1,583.0   $1,088.5
                                                ========   ========   ========



See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                   Consolidated Statements of Cash Flows
                                 (millions)




                                                                  Years Ended December 31,
                                                           -------------------------------------
                                                               1996        1995         1994
                                                               ----        ----         ----
Cash Flows from Operating Activities:
  Net income                                                  $141.1       $175.9       $145.3
  Adjustments to reconcile net income to net
   cash (used for) provided by operating activities:
  Decrease (increase) in accrued investment income              16.5        (33.3)       (17.5)
  Decrease in premiums due and other receivables                 1.6         25.4          1.3
  Increase in policy loans                                     (60.7)       (89.9)       (46.0)
  Increase in deferred policy acquisition costs               (174.0)      (177.0)      (105.9)
  Decrease in reinsurance loan to affiliate                     27.2         34.8         27.8
  Net increase in universal life account balances              243.2        393.4        164.7
  (Decrease) increase in other insurance
   reserve liabilities                                        (211.5)        79.0         75.1
  Net increase in other liabilities and other assets             3.1         13.0         52.5
  Decrease in income taxes                                     (26.7)        (4.5)       (10.3)
  Net accretion of discount on investments                     (68.0)       (66.4)       (77.9)
  Net realized capital gains                                   (19.7)       (41.3)        (1.5)
  Other, net                                                     1.1          --          (1.0)
                                                            --------     --------     --------
    Net cash (used for) provided by operating activities      (126.8)       309.1        206.6
                                                            --------     --------     --------

Cash Flows from Investing Activities:
  Proceeds from sales of:
   Debt securities available for sale                        5,182.2      4,207.2      3,593.8
   Equity securities                                           190.5        180.8         93.1
   Mortgage loans                                                8.7         10.7         --
   Limited partnership                                          --           26.6         --
  Investment maturities and collections of:
   Debt securities available for sale                          885.2        583.9      1,289.2
   Short-term investments                                       35.0        106.1         30.4
  Cost of investment purchases in:
   Debt securities available for sale                       (6,534.3)    (6,034.0)    (5,621.4)
   Equity securities                                          (118.1)      (170.9)      (162.5)
   Short-term investments                                      (54.7)       (24.7)      (106.1)
   Mortgage loans                                               --          (21.3)        --
   Limited partnership                                          --           --          (25.0)
  Other, net                                                   (17.6)        --           --
                                                            --------     --------     --------
    Net cash used for investing activities                    (423.1)    (1,135.6)      (908.5)
                                                            --------     --------     --------

Cash Flows from Financing Activities:
  Deposits and interest credited for investment contracts    1,579.5      1,884.5      1,737.8
  Withdrawals of investment contracts                       (1,146.2)    (1,109.6)      (948.7)
  Additional capital contributions                              10.4         --           --
  Dividends paid to shareholder                                 (3.5)        (2.9)        --
                                                            --------     --------     --------
    Net cash provided by financing activities                  440.2        772.0        789.1
                                                            --------     --------     --------

Net (decrease) increase in cash and cash equivalents          (109.7)       (54.5)        87.2
Cash and cash equivalents, beginning of year                   568.8        623.3        536.1
                                                            --------     --------     --------

Cash and cash equivalents, end of year                        $459.1       $568.8       $623.3
                                                            ========     ========     ========

Supplemental cash flow information:
  Income taxes paid, net                                       $85.5        $92.8        $85.9
                                                            ========     ========     ========

See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                   Notes to Consolidated Financial Statements

1.   Summary of Significant Accounting Policies

     Aetna Life Insurance and Annuity Company and its wholly owned subsidiaries (collectively, the "Company") is a provider of financial services and life insurance products in the United States. The Company has two business segments: financial services and individual life insurance.

     Financial services products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, and non-qualified annuity contracts. These contracts may be deferred or immediate ("payout annuities"). Financial services also include investment advisory services, financial planning and pension plan administrative services.

     Individual life insurance products include universal life, variable universal life, traditional whole life and term insurance.

     Basis of Presentation

     The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiaries, Aetna Insurance Company of America and Aetna Private Capital, Inc. Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").

     The consolidated financial statements have been prepared in accordance with generally accepted accounting principles. Certain reclassifications have been made to 1995 and 1994 financial information to conform to the 1996 presentation.

     Future Application of Accounting Standards

     Financial Accounting Standard ("FAS") No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996. This statement provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities. Transactions covered by this statement would include securitizations, sales of partial interests in assets, repurchase agreements and securities lending. This statement requires that after a transfer of financial assets, an entity would recognize any assets it controls and liabilities it has incurred. An entity would not recognize assets when control has been surrendered or liabilities have been satisfied. Portions of this statement are effective for each of 1997 and 1998 financial statements and early adoption is not permitted. The Company does not expect adoption of this statement to have a material effect on its financial position or results of operations.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     Cash and Cash Equivalents

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

     Investments

     All of the Company's debt and equity securities are classified as available for sale and carried at fair value. These securities are written down (as realized capital losses) for other than temporary declines in value. Unrealized capital gains and losses related to available for sale other than amounts allocable to experience rated contractholders, are reflected in shareholder's equity, net of related taxes.

     Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments.

     Purchases and sales of debt and equity securities are recorded on the trade date.

     The investment in affiliated mutual funds primarily represents an investment in the Aetna Series Fund, Inc., a retail mutual fund which has been seeded by the Company, and is carried at fair value.

     Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves. Sales of mortgage loans are recorded on the closing date.

     Short-term investments, consisting primarily of money market instruments and other debt issues purchased with a maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains and losses on the hedging instrument are reflected in net realized capital gains or losses.

     Swap agreements which are designated as interest rate risk management instruments at inception are accounted for using the accrual method. Accordingly, the difference between amounts paid and received on such agreements is reported in net investment income. There is no recognition in the Consolidated Balance Sheets for changes in the fair value of the agreement.

     Deferred Policy Acquisition Costs

     Certain costs of acquiring insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For fixed ordinary life contracts, such costs are amortized over expected premium-paying periods (up to 20 years). For universal life and certain annuity contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years).

     Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

     Insurance Reserve Liabilities

     Future Policy Benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon. Reserves for immediate annuities with life contingent payouts and traditional life insurance contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.25% to 12.00%. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Policyholders' Funds Left With the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 4.00% to 7.00%), net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

     Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

     Premiums, Charges Assessed Against Policyholders, Benefits and Expenses

     For universal life and certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue when due. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments begin under contracts with life contingent payouts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity, reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

     Separate Accounts

     Assets held under variable universal life and variable annuity contracts are segregated in Separate Accounts and are invested, as designated by the contractholder or participant under a contract, in shares of Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, the Aetna Series Fund Inc., or the Aetna Generation Funds (collectively, "Funds"), which are managed by the Company, or other selected mutual funds not managed by the Company.

     Separate Accounts assets and liabilities are carried at fair value except for those relating to a guaranteed interest option. Since the Company bears the investment risk where the contract is held to maturity, the assets of the Separate Account supporting the guaranteed interest option are carried at an amortized cost of $515.6 million for 1996 (fair value $523.0 million) and $322.2 million for 1995 (fair value $343.9 million). Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 4.10% to 8.00% in 1996 and 4.50% to 8.38% in 1995.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Statements of Income (with the exception of realized capital gains and losses on the sale of assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     Income Taxes

     The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments

     Debt securities available for sale as of December 31, 1996 were as follows:

                                                          Gross       Gross
                                            Amortized  Unrealized   Unrealized    Fair
                                              Cost        Gains       Losses     Value
                                              ----        -----       ------     -----
                                                       (millions)
U.S. government and government
   agencies and authorities                $ 1,072.4   $    20.5   $     4.5   $ 1,088.4

States, municipalities and political
   subdivisions                                  6.0         1.2        --           7.2

U.S. corporate securities:
     Financial                               2,143.4        43.1         9.7     2,176.8
     Food & fiber                              198.2         4.6         1.3       201.5
     Healthcare & consumer products            735.9        20.2         6.3       749.8
     Media & broadcast                         274.9         7.0         2.8       279.1
     Natural resources                         187.7         4.5         0.4       191.8
     Transportation & capital goods            521.9        22.0         1.8       542.1
     Utilities                                 448.8        14.8         2.8       460.8
     Other                                     141.5         3.0        --         144.5
                                           ---------   ---------   ---------   ---------
   Total U.S. corporate securities           4,652.3       119.2        25.1     4,746.4

Foreign Securities:
     Government                                758.6        36.0         5.7       788.9
     Utilities                                 187.8        16.1        --         203.9
     Other                                     945.5        30.9         6.3       970.1
                                           ---------   ---------   ---------   ---------
   Total foreign securities                  1,891.9        83.0        12.0     1,962.9

Residential mortgage-backed securities:
     Pass-throughs                             792.2        78.3         3.1       867.4
     Collateralized mortgage obligations     2,227.8        94.9        13.7     2,309.0
                                           ---------   ---------   ---------   ---------
Total residential mortgage-
   backed securities                         3,020.0       173.2        16.8     3,176.4

Commercial/Multifamily mortgage-
   backed securities                         1,008.7        24.8         5.6     1,027.9

Other asset-backed securities                  887.8        10.7         2.2       896.3
                                           ---------   ---------   ---------   ---------

Total Debt Securities                      $12,539.1   $   432.6   $    66.2   $12,905.5
                                           =========   =========   =========   =========

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Debt securities available for sale as of December 31, 1995 were as follows:

                                                          Gross       Gross
                                            Amortized  Unrealized   Unrealized    Fair
                                              Cost        Gains       Losses     Value
                                              ----        -----       ------     -----
                                                       (millions)
U.S. government and government
   agencies and authorities                $   539.5   $    47.5   $    --     $   587.0

States, municipalities and political
   subdivisions                                 41.4        12.4        --          53.8

U.S. Corporate securities:
     Financial                               2,764.4       110.3         2.1     2,872.6
     Food & fiber                              310.8        20.8         0.6       331.0
     Healthcare & consumer products            766.0        59.2         0.2       825.0
     Media & broadcast                         191.7        10.0        --         201.7
     Natural resources                         186.9        12.6         0.2       199.3
     Transportation & capital goods            602.4        46.7         0.2       648.9
     Utilities                                 454.4        27.8         1.0       481.2
     Other                                     119.9        10.2        --         130.1
                                           ---------   ---------   ---------   ---------
   Total U.S. corporate securities           5,396.5       297.6         4.3     5,689.8

Foreign securities:
     Government                                316.4        26.1         2.0       340.5
     Utilities                                 236.3        32.9                   269.2
     Other                                     749.9        60.5         3.5       806.9
                                           ---------   ---------   ---------   ---------
   Total foreign securities                  1,302.6       119.5         5.5     1,416.6

Residential mortgage-backed securities:
     Pass-throughs                             556.7        99.2         1.8       654.1
     Collateralized mortgage obligations     2,383.9       167.6         2.2     2,549.3
                                           ---------   ---------   ---------   ---------
Total residential mortgage-
   backed securities                         2,940.6       266.8         4.0     3,203.4

Commercial/multifamily mortgage-
   backed securities                           741.9        32.3         0.2       774.0

Other asset-backed securities                  961.2        35.5         0.5       996.2
                                           ---------   ---------   ---------   ---------

Total Debt Securities                      $11,923.7   $   811.6   $    14.5   $12,720.8
                                           =========   =========   =========   =========


            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     At December 31, 1996 and 1995, net unrealized appreciation of $366.4 million and $797.1 million, respectively, on available for sale debt securities included $288.5 million and $619.1 million, respectively, related to experience rated contracts, which were not reflected in shareholder's equity but in Future Policy Benefits and Policyholders' Funds Left With the Company.

     The amortized cost and fair value of debt securities for the year ended December 31, 1996 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                                      Amortized          Fair
                                                         Cost            Value
                                                      ---------          -----
                                                               (millions)
      Due to mature:
        One year or less                              $   424.4        $   425.7
        After one year through five years               2,162.4          2,194.2
        After five years through ten years              2,467.4          2,509.6
        After ten years                                 2,568.4          2,675.4
        Mortgage-backed securities                      4,028.7          4,204.3
        Other asset-backed securities                     887.8            896.3
                                                      ---------        ---------
               Total                                  $12,539.1        $12,905.5
                                                      =========        =========

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. At December 31, 1996 and 1995, the Company had loaned securities (which are reflected as invested assets) with a market value of approximately $444.7 million and $264.5 million, respectively.

     At December 31, 1996 and 1995, debt securities carried at $7.6 million and $7.4 million, respectively, were on deposit as required by regulatory authorities.

     The carrying value of non-income producing investments was $0.9 million and $0.1 million at December 31, 1996 and 1995, respectively.

     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1996.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Included in the Company's total debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                                         1996                   1995
                                                         ----                   ----
                                                    Fair     Amortized     Fair      Amortized
                                                   Value        Cost      Value         Cost
                                                   -----        ----      -----         ----
                                                                  (millions)
     Total residential CMOs (1)                  $2,309.0    $2,227.8    $2,549.4    $2,383.9
                                                 ========    ========    ========    ========
     Percentage of total:
       Supporting experience rated products          84.2%                   85.3%
       Supporting remaining products                 15.8%                   14.7%
                                                 --------                --------
                                                    100.0%                  100.0%
                                                 ========                ========

     (1) At December 31, 1996 and 1995, approximately 71% and 81%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, FHLMC.

     There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for nonagency-backed CMOs, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated.

     At December 31, 1996 and 1995, approximately 68% and 79%, respectively, of the Company's CMO holdings were in planned amortization class ("PAC") and sequential structure tranches, which are subject to less prepayment and extension risk than other types of CMO instruments. At December 31, 1996 and 1995, approximately 3% of the Company's CMO holdings were in the interest-only ("IOs") and principal-only ("POs") tranches, which are subject to more prepayment and extension risks than other types of CMO instruments. Remaining CMO holdings are in other tranches that have prepayment and extension risks which fall between the degree of risk associated with PACs and sequentials, and IOs and POs.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Investments in available for sale equity securities were as follows:

                                             Gross         Gross
                              Amortized      Unrealized    Unrealized   Fair
                                 Cost        Gains         Losses       Value
                                 ----        ----------    ----------   -----
                                                  (millions)
       1996
       Equity Securities       $ 184.9       $  16.3       $   0.8      $ 200.4
                               =======       =======       =======      =======
       1995
       Equity Securities       $ 231.6       $  27.2       $   1.2      $ 257.6
                               =======       =======       =======      =======

3.   Financial Instruments

     Estimated Fair Value

     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1996 and 1995 were as follows:

                                                    1996                    1995
                                             ------------------       -----------------
                                             Carrying     Fair        Carrying    Fair
                                             Value        Value       Value       Value
                                             -----        -----       -----       -----
                                                         (millions)
Assets:
    Mortgage loans                           $    13.0    $    13.2   $    21.2   $    21.9
Liabilities:
    Investment contract liabilities:
          With a fixed maturity              $ 1,014.1    $ 1,028.8   $   989.1   $ 1,001.2
          Without a fixed maturity             9,649.6      9,427.6     9,511.0     9,298.4

     Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

3.   Financial Instruments (Continued)

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

     Mortgage loans: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

     Investment contract liabilities (included in Policyholders' Funds Left With the Company):

     With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

     Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     Off-Balance-Sheet and Other Financial Instruments (including Derivative Financial Instruments)

     The Company uses off-balance-sheet and other financial instruments primarily to manage portfolio risks, including interest rate, prepayment/call, credit, price, and liquidity risks. In 1996, Treasury futures contracts were used to manage interest rate risk in the Company's bond portfolio and stock index futures contracts were used to manage price risk in the Company's equity portfolio. In 1996 and 1995, interest rate swaps and forward commitments to enter into interest rate swaps, respectively, were also used to manage interest rate risk in the Company's bond portfolio.

     Futures Contracts:

     Futures contracts represent commitments to either purchase or sell underlying assets at a specified future date. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. There were no futures contracts open as of December 31, 1996 and 1995.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

3.   Financial Instruments (Continued)

     Interest Rate Swaps:

     Under interest rate swaps, the Company agrees with other parties to exchange interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made. A single net payment is usually made by one counterparty at each due date or upon termination of the contract. The Company would be exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, however, the Company controls its exposure to credit risk through credit approvals, credit limits and regular monitoring procedures. The credit exposure of interest rate swaps is represented by the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. There were no interest rate swap agreements open as of December 31, 1996. At December 31, 1995, the Company had an open forward swap agreement with a notional amount of $100.0 million and a fair value of $0.1 million.

     During 1995, the Company received $0.4 million for writing call options on underlying securities. The Company did not write any call options in 1996. As of December 31, 1996 and 1995, there were no option contracts outstanding.

     The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short or long term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 1996 was as follows:

                                                          Amortized      Fair
                                                             Cost        Value
                                                             ----        -----
                                                                 (millions)

       Residential collateralized mortgage obligations    $ 2,227.8    $ 2,309.0
            Principal-only strips (included above)             44.5         53.3
            Interest-only strips (included above)              10.3         22.8
       Other structured securities with derivative
            characteristics (1)                               126.3        129.2

     (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

4.   Net Investment Income

     Sources of net investment income were as follows:
                                                1996         1995         1994
                                                ----         ----         ----
                                                          (millions)

     Debt securities                         $  945.3     $  891.5     $  823.9
     Preferred stock                              5.9          4.2          3.9
     Investment in affiliated mutual funds       14.3         14.9          5.2
     Mortgage loans                               2.2          1.4          1.4
     Policy loans                                18.4         13.7         11.5
     Reinsurance loan to affiliate               44.1         46.5         51.5
     Cash equivalents                            29.4         38.9         29.5
     Other                                        2.1          8.4          6.7
                                             --------     --------     --------
     Gross investment income                  1,061.7      1,019.5        933.6
     Less investment expenses                   (16.1)       (15.2)       (16.4)
                                             --------     --------     --------
     Net investment income                   $1,045.6     $1,004.3     $  917.2
                                             ========     ========     ========

     Net investment income includes amounts allocable to experience rated contractholders of $787.6 million, $744.2 million and $677.1 million for the years ended December 31, 1996, 1995 and 1994, respectively. Interest credited to contractholders is included in Current and Future Benefits.

5.  Dividend Restrictions and Shareholder's Equity

     The Company paid $3.5 million in cash dividends to HOLDCO in 1996. In 1995, the Company dividended $2.9 million in the form of two of its subsidiaries, Systematized Benefits Administrators, Inc. and Aetna Investment Services, Inc., to Aetna Retirement Services, Inc. (the Company's former parent).

     The amount of dividends that may be paid to the shareholder in 1997 without prior approval by the Insurance Commissioner of the State of Connecticut is $71.1 million.

     The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $57.8 million, $70.0 million and $64.9 million for the years ended December 31, 1996, 1995 and 1994, respectively. Statutory capital and surplus was $713.6 million and $670.7 million as of December 31, 1996 and 1995, respectively.

     As of December 31, 1996 the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations

     Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

     Net realized capital gains on investments were as follows:

                                                  1996        1995        1994
                                                  ----        ----        ----
                                                           (millions)

       Debt securities                         $   11.1     $  32.8     $   1.0
       Equity securities                            8.6         8.3         0.2
       Mortgage loans                               --          0.2         0.3
                                               --------     --------    -------
       Pretax realized capital gains           $   19.7     $  41.3     $   1.5
                                               ========     =======     =======
       After tax realized capital gains        $   13.0     $  25.8     $   1.0
                                               ========     =======     =======

     Net realized capital gains of $53.1 million and $61.1 million for 1996 and 1995, respectively, and net realized capital losses of $29.1 million for 1994, allocable to experience rated contracts, were deducted from net realized capital gains (losses) and an offsetting amount was reflected in policyholder funds' left with the Company. Net unamortized gains were $53.3 million and $7.3 million at December 31, 1996 and 1995, respectively.

     Changes to the mortgage loan valuation reserve and writedowns on debt securities for other than temporary declines in value are included in net realized capital gains (losses) and amounted to $(3.3) million, $3.1 million and $1.1 million, of which $(3.2) million, $2.2 million and $0.8 million were allocable to experience rated contractholders, for the years ended December 31, 1996, 1995 and 1994, respectively. There was no valuation reserve for mortgage loans at December 31, 1996 or at December 31, 1995.

     Proceeds from the sale of available for sale debt securities and the related gross gains and losses were as follows:

                                           1996          1995            1994
                                           ----          ----            ----
                                                      (millions)

     Proceeds on Sales                   $5,182.2      $4,207.2       $3,593.8
     Gross gains                             24.3          44.6           26.6
     Gross losses                            13.2          11.8           25.6

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations (Continued)

     Changes in shareholder's equity related to changes in unrealized capital gains (losses), (excluding those related to experience rated contractholders), were as follows:

                                                 1996         1995        1994
                                                 ----         ----        ----
                                                         (millions)

     Debt securities                          $ (100.1)    $  255.9    $ (242.1)
     Equity securities                           (10.5)        27.3       (13.3)
     Limited partnership                           --           1.8        (1.8)
                                              --------     --------    --------
                                                (110.6)       285.0      (257.2)

     Deferred income taxes (See Note 8)          (38.6)       (36.5)       46.3
                                              --------     --------    --------
     Net change in unrealized
        capital gains (losses)                $  (72.0)    $  321.5    $ (303.5)
                                              ========     ========    ========

     Net unrealized capital gains allocable to experience rated contracts of $245.2 million and $43.3 million at December 31, 1996 and $515.0 million and $104.1 million at December 31, 1995 are reflected on the Consolidated Balance Sheets in Policyholders' Funds Left With the Company and Future Policy Benefits, respectively, and are not included in shareholder's equity.

     Shareholder's equity included the following unrealized capital gains (losses), which are net of amounts allocable to experience rated contractholders, at December 31:

                                               1996         1995          1994
                                               ----         ----          ----
                                                          (millions)
     Debt securities
       Gross unrealized capital gains         $101.7       $179.3       $  27.4
       Gross unrealized capital losses         (23.8)        (1.3)       (105.2)
                                              ------       ------       --------
                                                77.9        178.0         (77.8)
     Equity securities
       Gross unrealized capital gains           16.3         27.2           6.5
       Gross unrealized capital losses          (0.8)        (1.2)         (7.9)
                                              ------       ------       --------
                                                15.5         26.0          (1.4)
     Limited Partnership                        --           --            --
       Gross unrealized capital gains           --           --            --
       Gross unrealized capital losses          --           --            (1.8)
                                              ------       ------       --------
                                                --           --            (1.8)

     Deferred income taxes (See Note 8)         32.9         71.5         108.0
                                              ------       ------       --------

     Net unrealized capital gains (losses)    $ 60.5       $132.5       $(189.0)
                                              ======       ======       ========

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

7.   Severance and Facilities Charges

     Severance and facilities charges during 1996, as described below, included the following (pretax):

                                                    Vacated
                                          Asset      Leased             Corporate
(Millions)                   Severance  Write-Off   Property     Other  Allocation    Total
--------------------------------------------------------------------------------------------
Financial Services             $ 29.1     $  1.0     $  1.3     $  1.7     $ --       $ 33.1
Individual Life Insurance        12.5        0.4        0.5        0.8       --         14.2
Corporate Allocation             --         --         --         --         14.0       14.0
                             ---------------------------------------------------------------
   Total Company               $ 41.6     $  1.4     $  1.8     $  2.5     $ 14.0     $ 61.3
--------------------------------------------------------------------------------------------

     In the third quarter of 1996, the Company recorded a $30.7 million after tax ($47.3 million pretax) charge principally related to actions taken or expected to be taken to improve its cost structure relative to its competitors. The severance portion of the charge is based on a plan to eliminate 702 positions (primarily customer service, sales and information technology support staff). The facilities portion of the charge is based on a plan to consolidate sales/service field offices.

     In addition to the above charge, Aetna recorded a facilities and severance charge in the second quarter of 1996, primarily as a result of actions taken or expected to be taken to reduce the level of corporate expenses and other costs previously absorbed by Aetna's property-casualty operations. The cost allocated to the Company associated with this charge was $9.1 million after tax ($14.0 million pretax).

     The activity during 1996 within the severance and facilities reserve (pretax, in millions) and the number of positions eliminated related to such actions were as follows:

                                                    Reserve            Positions
     ---------------------------------------------------------------------------
       Beginning of year                           $   --                 --
       Severance and facilities charges               47.3                702
       Corporate Allocation                           14.0                --
       Actions taken (1)                             (13.4)              (178)
                                                 -------------------------------
          End of year                              $  47.9                524
     ---------------------------------------------------------------------------

     (1) Includes $8.0 million of severance-related actions and $4.1 million of corporate allocation-related actions.

     The Company's severance actions are expected to be substantially completed by March 31, 1998. The corporate allocation actions and the vacating of the leased office space are expected to be substantially completed in 1997.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes

     The Company is included in the consolidated federal income tax return and combined Connecticut and New York state income tax returns of Aetna. Aetna allocates to each member an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes used in the consolidated returns.

     Income taxes for the years ended December 31, consist of:

                                                      1996      1995      1994
                                                      ----      ----      ----
                                                             (millions)
     Current taxes (benefits):
     Income Taxes:
       Federal                                       $ 50.9    $ 82.9    $ 78.7
       State                                            3.7       3.2       4.4
       Net realized capital gains (losses)             25.3      28.5     (33.2)
                                                     ------    ------    ------
                                                       79.9     114.6      49.9
                                                     ------    ------    ------
     Deferred taxes (benefits):
     Income Taxes:
       Federal                                         (3.5)    (14.4)     (8.0)
       Net realized capital gains (losses)            (18.6)    (12.9)     33.7
                                                     ------    ------    ------
                                                      (22.1)    (27.3)     25.7
                                                     ------    ------    ------
          Total                                      $ 57.8    $ 87.3    $ 75.6
                                                     ======    ======    ======


     Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

                                                      1996      1995      1994
                                                      ----      ----      ----
                                                            (millions)

     Income before income taxes                      $198.9    $263.2    $220.9
     Tax rate                                            35%       35%       35%
                                                     ------    ------    ------
     Application of the tax rate                       69.6      92.1      77.3
                                                     ------    ------    ------
     Tax effect of:
          State income tax, net of federal benefit      2.4       2.1       2.9
          Excludable dividends                         (8.7)     (9.3)     (8.6)
          Other, net                                   (5.5)      2.4       4.0
                                                     ------    ------    ------
            Income taxes                             $ 57.8    $ 87.3    $ 75.6
                                                     ======    ======    ======

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes (Continued)

     The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

                                                            1996          1995
                                                            ----          ----
                                                                (millions)
       Deferred tax assets:
            Insurance reserves                            $ 344.6       $ 290.4
            Unrealized gains allocable to
              experience rated contracts                    100.8         216.7
            Investment losses                                 7.5           7.3
            Postretirement benefits other
              than pensions                                  27.0           7.7
            Deferred compensation                            25.0          18.9
            Pension                                           7.6           5.7
            Other                                            29.3           9.2
                                                          -------       -------
       Total gross assets                                   541.8         555.9

       Deferred tax liabilities:
            Deferred policy acquisition costs               482.1         433.0
            Market discount                                   6.8           4.4
            Net unrealized capital gains                    133.7         288.2
            Other                                            (0.3)         (0.1)
                                                          -------       -------
       Total gross liabilities                              622.3         725.5
                                                          -------       -------
       Net deferred tax liability                         $  80.5       $ 169.6
                                                          =======       =======

     Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. Valuation allowances are provided when it is not considered more likely than not that deferred tax assets will be realized. As of December 31, 1996 and 1995, no valuation allowances were required for unrealized capital gains and losses.

     The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1996. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes the conditions under which such taxes would become payable are remote.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes (Continued)

     The Internal Revenue Service ("Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1990. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1991 through 1994.

9.   Benefit Plans

     Employee Pension Plans - The Company, in conjunction with Aetna, has noncontributory defined benefit pension plans covering substantially all employees. The plans provide pension benefits based on years of service and average annual compensation (measured over 60 consecutive months of highest earnings in a 120-month period). Contributions are determined using the Projected Unit Credit Method and, for qualified plans subject to ERISA requirements, are limited to the amounts that are tax-deductible. As of December 31, 1996, Aetna's accrued pension cost has been allocated to its subsidiaries, including the Company, under an allocation based on eligible salaries. Data on a separate company basis regarding the proportionate share of the projected benefit obligation and plan assets is not available. The accumulated benefit obligation and plan assets are recorded by Aetna. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits. Allocated pretax charges to operations for the pension plan (based on the Company's total salary cost as a percentage of Aetna's total salary cost) were $4.3 million, $6.1 million and $5.5 million for the years ended December 31, 1996, 1995 and 1994, respectively.

     Employee Postretirement Benefits - In addition to providing pension benefits, Aetna currently provides health care and life insurance benefits, subject to certain caps, for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 50 with 15 years of service or at age 65 with 10 years of service. Retirees are generally required to contribute to the plans based on their years of service with Aetna. The costs to the Company associated with the Aetna postretirement plans for 1996, 1995 and 1994 were $1.8 million, $1.4 million and $1.0 million, respectively.

     As of December 31, 1996, Aetna transferred to the Company approximately $77.7 million of accrued liabilities, primarily related to the pension and postretirement benefit plans described above, that had been previously recorded by Aetna. The after tax amount of this transfer (approximately $50.5 million) is reported as a reduction in retained earnings.

     Agent Pension Plans - The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

9.   Benefit Plans (Continued)

     Agent Postretirement Benefits - The Company, in conjunction with Aetna, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 1996, 1995 and 1994 were $0.7 million, $0.8 million and $0.7 million, respectively.

     Incentive Savings Plan - Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $5.4 million, $4.9 million and $3.3 million in 1996, 1995 and 1994, respectively.

     Stock Plans - Aetna has a stock incentive plan that provides for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to certain key employees. Executive and middle management employees may be granted options to purchase common stock of Aetna at or above the market price on the date of grant. Options generally become 100% vested three years after the grant is made, with one-third of the options vesting each year. Aetna does not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives may be granted incentive units which are rights to receive common stock or an equivalent value in cash. The incentive units may vest within a range from 0% to 175% at the end of a four year period based on the attainment of performance goals. The costs to the Company associated with the Aetna stock plans for 1996, 1995 and 1994, were $8.1 million, $6.3 million and $1.7 million, respectively. As of December 31, 1996, Aetna transferred to the Company approximately $1.1 million of deferred tax benefits related to stock options. This amount is reported as an increase in retained earnings.

10.  Related Party Transactions

     The Company is compensated by the Separate Accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis, ranges, depending on the product, from .10% to 1.90% of their average daily net assets. The Company also receives fees from the variable life and annuity mutual funds and The Aetna Series Fund for serving as investment adviser. Under the advisory agreements, the Funds pay the Company a daily fee which, on an annual basis, ranges, depending on the fund, from .25% to .85% of their average daily net assets. The Company also receives fees (expressed as a percentage of the average daily net assets) from the variable life and annuity mutual funds and The Aetna Series Fund for providing administration services, and from The Aetna Series Fund for providing shareholder services and promoting sales. The amount of compensation and fees received from the Separate Accounts and Funds, included in Charges Assessed Against Policyholders, amounted to $185.4 million, $128.1 million and $104.6 million in 1996, 1995 and 1994, respectively. The Company may waive advisory fees at its discretion.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

10.  Related Party Transactions (Continued)

     The Company acts as an investment adviser for its affiliated mutual funds. Since August 1996, Aeltus Investment Management, Inc. ("Aeltus"), a wholly owned subsidiary of HOLDCO and an affiliate of the Company, has been acting as Subadvisor of all affiliated mutual funds and of most of the General Account assets. Fees paid by the Company to Aeltus, included in both Charges Assessed Against Policyholders and Net Investment Income, on an annual basis, range from .06% to .55% of the average daily net assets under management. For the year ended December 31, 1996, the Company paid $16.0 million in such fees.

     The Company may, from time to time, make reimbursements to a Fund for some or all of its operating expenses. Reimbursement arrangements may be terminated at any time without notice.

     Since 1981, all domestic individual non-participating life insurance of Aetna and its subsidiaries has been issued by the Company. Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. A $108.0 million commission, paid by the Company to Aetna Life in 1988, was capitalized as deferred policy acquisition costs. An additional $6.1 million commission, paid by the Company to Aetna Life in 1996, was capitalized as deferred policy acquisition costs. The Company maintained insurance reserves of $628.3 million and $655.5 million as of December 31, 1996 and 1995, respectively, relating to the business assumed. In consideration for the assumption of this business, a loan was established relating to the assets held by Aetna Life which support the insurance reserves. The loan is being reduced in accordance with the decrease in the reserves. The fair value of this loan was $625.3 million and $663.5 million as of December 31, 1996 and 1995, respectively, and is based upon the fair value of the underlying assets. Premiums of $25.3 million, $28.0 million and $32.8 million and current and future benefits of $39.5 million, $43.0 million and $43.8 million were assumed in 1996, 1995 and 1994, respectively.

     Investment income of $44.1 million, $46.5 million and $51.5 million was generated from the reinsurance loan to affiliate in 1996, 1995 and 1994, respectively. Net income of approximately $8.1 million, $18.4 million and $25.1 million resulted from this agreement in 1996, 1995 and 1994, respectively.

     On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company also is responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $28.9 million and $28.0 million were maintained for this contract as of December 31, 1996 and 1995, respectively.

     Effective February 1, 1992, the Company increased its retention limit per individual life to $2.0 million and entered into a reinsurance agreement with Aetna Life to reinsure amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business, on a yearly renewable term basis. Premium amounts related to this agreement were $5.2 million, $3.2 million and $1.3 million for 1996, 1995 and 1994, respectively.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

10.  Related Party Transactions (Continued)

     The Company received a capital contribution of $10.4 million in cash from HOLDCO in 1996. The Company received no capital contributions in 1995 or 1994.

     The Company paid $3.5 million in cash dividends to HOLDCO in 1996. In 1995, the Company dividended $2.9 million in the form of two of its subsidiaries, Systematized Benefits Administrators, Inc. and Aetna Investment Services, Inc., to Aetna Retirement Services, Inc. (the Company's former parent).

     Premiums due and other receivables include $2.8 million and $5.7 million due from affiliates in 1996 and 1995, respectively. Other liabilities include $10.7 million and $12.4 million due to affiliates for 1996 and 1995, respectively.

     Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.

11.  Reinsurance

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverables deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

11.  Reinsurance (Continued)

     The following table includes premium amounts ceded/assumed to/from affiliated companies as discussed in Note 10 above.

                                                Ceded to    Assumed
                                        Direct    Other    from Other      Net
                                        Amount  Companies   Companies     Amount
                                        ------  ---------   ---------     ------
                                                    (millions)
     1996
 Premiums:
   Life Insurance                      $  34.6   $  11.2     $  25.3     $  48.7
   Accident and Health Insurance           6.3       6.3        --          --
   Annuities                              84.3      --           0.6        84.9
                                       =======   =======     =======     =======
    Total earned premiums              $ 125.2   $  17.5     $  25.9     $ 133.6
                                       =======   =======     =======     =======
     1995
 Premiums:
   Life Insurance                      $  28.8   $   8.6     $  28.0     $  48.2
   Accident and Health Insurance           7.5       7.5        --          --
   Annuities                             164.0      --           0.5       164.5
                                       =======   =======     =======     =======
    Total earned premiums              $ 200.3   $  16.1     $  28.5     $ 212.7
                                       =======   =======     =======     =======
     1994
 Premiums:
   Life Insurance                      $  27.3   $   6.0     $  32.8     $  54.1
   Accident and Health Insurance           9.3       9.3        --          --
   Annuities                             137.3      --           0.2       137.5
                                       =======   =======     =======     =======
    Total earned premiums              $ 173.9   $  15.3     $  33.0     $ 191.6
                                       =======   =======     =======     =======

12.  Commitments and Contingent Liabilities

     Commitments

     Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 1996, the Company had commitments to purchase investments of $17.9 million. The fair value of the investments at December 31, 1996 approximated $18.3 million.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

12.  Commitments and Contingent Liabilities (Continued)

     Litigation

     The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

13.  Segment Information (1)

     The Company's operations are reported through two major business segments:
     Financial Services and Individual Life Insurance.

     Summarized financial information for the Company's principal operations was as follows:

    (Millions)                                    1996        1995        1994
--------------------------------------------------------------------------------
Revenue:
    Financial Services                         $ 1,195.1   $ 1,211.3   $ 1,013.5
    Individual Life Insurance                      445.7       407.9       386.1
                                               ---------------------------------
      Total revenue                            $ 1,640.8   $ 1,619.2   $ 1,399.6
--------------------------------------------------------------------------------
Income before income taxes: (2)
    Financial Services                         $   129.9   $   160.1   $   122.5
    Individual Life Insurance                       83.0       103.1        98.4
                                               ---------------------------------
     Total income before income taxes          $   212.9   $   263.2   $   220.9
--------------------------------------------------------------------------------
Net income: (2)
    Financial Services                         $    94.3   $   113.8   $    85.5
    Individual Life Insurance                       55.9        62.1        59.8
                                               ---------------------------------
Net income                                     $   150.2   $   175.9   $   145.3
--------------------------------------------------------------------------------

Assets under management: (3)
    Financial Services                         $27,268.1   $22,534.4   $18,122.9
    Individual Life Insurance                    2,830.5     2,590.9     2,220.5
--------------------------------------------------------------------------------
       Total assets under management           $30,098.6   $25,125.3   $20,343.4
--------------------------------------------------------------------------------

(1) The 1996 results include severance and facilities charges of $30.7 million, after tax. Of this charge $21.5 million related to the Financial Services segment and $9.2 million related to the Individual Life Insurance segment.
(2) Excludes any effect of the corporate facilities and severance charge recorded in 1996 which is not directly allocable to the Financial Services and Individual Life Insurance segments. (Refer to Note 7).
(3) Excludes net unrealized capital gains (losses) of $366.4 million, $797.1 million and $(386.4) million at December 31, 1996, 1995 and 1994, respectively.

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
     (a) Financial Statements:
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account B:
                  -   Statement of Assets and Liabilities as of December 31,
                      1996
                  - Statements of Operations and Changes in Net Assets for the years ended
                      December 31, 1996 and 1995
                  -   Notes to Financial Statements
                  -   Independent Auditors' Report
                  Financial Statements of the Depositor:
                  -   Independent Auditors' Report
                  - Consolidated Statements of Income for the years ended December 31, 1996, 1995 and 1994
                  -   Consolidated Balance Sheets as of December 31, 1996
                      and 1995
                  - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1996, 1995 and 1994
                  - Consolidated Statements of Cash Flows for the years ended December 31, 1996, 1995 and 1994
                  -   Notes to Consolidated Financial Statements

(b)  Exhibits

       (1)        Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account B(1)
       (2)        Not applicable
       (3.1)      Form of Selling Agreement(2)
       (3.2)      Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(3)
       (3.3)      Form of Federated Broker Dealer Agreement (9/2/94)(4)
       (4.1)      Form of Variable Annuity Contract G-MP1(5/96)
       (4.2)      Form of Variable Annuity Contract Certificate MP1Cert (5/96)
                  (5)
       (4.3)      Form of Variable Annuity Contract I-MP1(5/96)(5)
       (4.4)      Form of Variable Annuity Contract G-CDA-96(NY)(5)
       (4.5)      Form of Variable Annuity Contract Certificate GMCC-96(NY)(5)
       (4.6)      Form of Variable Annuity Contracts and Certificates
                  G-CDA-IC-(NQ), G-CDA-IC(IR), I-CDA-IC(NQ/MP), I-CDA-IC(IR/MP),
                  GMCC-IC(NQ) and GMCC-IC(IR)(6)
       (4.7)      Form of Variable Annuity contracts and Certificates
                  (G-CDA-IC(IR/NY), GMCC-IC(IR/NY), G-CDA-IC(NQ/NY) and
                  GMCC-IC(NQ/NY)(7)

       (4.8)      Form of Endorsements MP1IRA(5/97) and I-MP1IRA(5/97) to
                  Contracts G-MP1(5/96) and MP1CERT(5/96)(5)
       (4.9)      Form of Endorsements MP1QP(5/97) and I-MP1QP(5/97) to
                  Contracts G-MP1(5/96) and MP1CERT(5/96)(5)
       (4.10)     Form of Endorsements MP1TDA(5/97) and I-MP1TDA(5/97) to
                  Contracts G-MP1(5/96) and MP1CERT(5/96)(5)
       (4.11)     Form of Endorsements MP1DC(5/97) and I-MP1DC(5/97) to
                  Contracts G-MP1(5/96) and MP1CERT(5/96)(5)
       (4.12) Form of Endorsements G-MP1IRA(11/96) to Contracts G-CDA-96(NY) and GMCC-96(NY)(5)
       (4.13) Form of Endorsements MP1END(5/97) and I-MP1END (5/97) to Contracts G-MP1(5/96) and MP1CERT(5/96)
       (5) Form of Variable Annuity Contract Applications (300-MAR-IB and 710.6.13)(6)
       (6.1) Certificate of Incorporation and By-Laws of Aetna Life Insurance and Annuity Company(8)
       (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(9)
       (7)        Not applicable
       (8.1) Fund Participation Agreement (Amended and Restated) between Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated as of March 31, 1995(3)
       (8.2) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company, Insurance Management Series and Federated Advisors (7/1/94)
       (8.3) Fund Participation Agreements between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(9)
       (8.4) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(9)
       (8.5) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(10)
       (8.6) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Janus Aspen Series dated April 19, 1994, and amended March 1, 1996(3)
       (8.7) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(3)

       (8.8)      Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Lexington Emerging Markets Fund, Inc. and
                  Lexington Management Corporation (its investment advisor)
                  dated April 28, 1994(2)
       (8.9)      Fund Participation Agreement among MFS Variable Insurance
                  Trust, Aetna Life Insurance and Annuity Company and
                  Massachusetts Financial Services Company(5)
       (8.10)     First Amendment dated September 3,1996 to Fund Participation
                  Agreement among MFS Variable Insurance Trust, Aetna Life
                  Insurance and Annuity Company and Massachusetts Financial
                  Services Company(11)
       (8.11)     Second Amendment dated March 14, 1997 Fund Participation
                  Agreement among MFS Variable Insurance Trust, Aetna Life
                  Insurance and Annuity Company and Massachusetts Financial
                  Services Company.
       (8.12)     Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Oppenheimer Variable Annuity Account Funds
                  and Oppenheimer Funds, Inc.
       (8.13)     Service Agreement between Oppenheimer Funds, Inc. and Aetna
                  Life Insurance and Annuity Company
       (8.14)     Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Investors Research Corporation and TCI
                  Portfolios, Inc. dated July 29, 1992 and amended December 22,
                  1992 and June 1, 1994(3)
       (8.15)     Form of Administrative Service Agreement between Aetna Life
                  Insurance and Annuity Company and Agency, Inc.(2)
       (9)        Opinion of Counsel(12)
       (10.1)     Consent of Independent Auditors
       (10.2)     Consent of Counsel
       (11)       Not applicable
       (12)       Not applicable
       (13)       Schedule for Computation of Performance Data(11)
       (14)       Not applicable
       (15.1)     Powers of Attorney(13)
       (15.2)     Authorization for Signatures(3)
       (27)       Financial Data Schedule

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 22, 1996.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-79122), as filed electronically on August 16, 1995.

5. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on February 21, 1997.
6. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 19, 1994.
7. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on form N-4 (File No. 33-87932), as filed electronically on September 18, 1996.
8. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996.
9. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997.
10. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996.
11. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 16, 1996.
12. Incorporated by reference to Registration's Rule 24f-2 Notice for the fiscal year ended December 31, 1996, as filed electronically with the Securities and Exchange Commission on February 28, 1997.
13. Incorporated by reference to Registration Statement on Form S-2 (File No. 33-60477), as filed electronically on April 4, 1997.

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*             Positions and Offices with Depositor
------------------            -------------------------------------
Daniel P. Kearney             Director and President

Timothy A. Holt               Director, Senior Vice President and Chief
                              Financial  Officer

Christopher J. Burns          Director and Senior Vice President

Laura R. Estes                Director and Senior Vice President

J. Scott Fox                  Director and Senior Vice President

Gail P. Johnson               Director and Vice President

John Y. Kim                   Director and Senior Vice President

Shaun P. Mathews              Director and Vice President

Glen Salow                    Director and Vice President

Creed R. Terry                Director and Vice President

Deborah Koltenuk              Vice President and Treasurer, Corporate Controller

Frederick D. Kelsven          Vice President and Chief Compliance Officer

Kirk P. Wickman               Vice President, General Counsel and Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 33-61897), as filed electronically on April 11, 1997.

Item 27. Number of Contract Owners

     As of February 28, 1997, there were 49,006 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28. Indemnification

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter and investment adviser for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Series Fund, Inc., Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity

         Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940
         Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1996:

    (1)                       (2)                      (3)                  (4)                  (5)

Name of                 Net Underwriting          Compensation on
Principal               Discounts and             Redemption or          Brokerage
Underwriter             Commissions               Annuitization          Commissions        Compensation*
-----------             -----------               -------------          -----------        -------------
Aetna Life Insurance                                 $288,029                                 $17,661,810
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services

     Not applicable

Item 32. Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) P. 78,904 at 78,523 (November 22, 1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 27 to its Registration Statement on Form N-4 (File No. 33-34370) and has duly caused this Post-Effective Amendment No. 27 to its Registration Statement on Form N-4 (File No. 33-34370) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 16th day of April, 1997.

                                       VARIABLE ANNUITY ACCOUNT B OF AETNA
                                       LIFE INSURANCE AND ANNUITY COMPANY
                                       (Registrant)

                                   By: AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                       (Depositor)

                                   By: Daniel P. Kearney*
                                       ----------------------------------------
                                       Daniel P. Kearney
                                       President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 27 to the Registration Statement on Form N-4 (File No. 33-34370) has been signed by the following persons in the capacities and on the dates indicated.

Signature                             Title                                          Date
---------                             -----                                          ----

Daniel P. Kearney*                   Director and President                      )
------------------------------------ (principal executive officer)               )
Daniel P. Kearney                                                                )
                                                                                 )
Timothy A. Holt*                     Director, Senior Vice President and Chief   )
-----------------------------------  Financial Officer                           )
Timothy A. Holt                                                                  )
                                                                                 )
Christopher J. Burns*                Director                                    )   April
------------------------------------                                             )   16, 1997
Christopher J. Burns                                                             )
                                                                                 )
Laura R. Estes*                      Director                                    )
------------------------------------                                             )
Laura R. Estes                                                                   )
                                                                                 )
J. Scott Fox*                        Director                                    )
------------------------------------                                             )
J. Scott Fox                                                                     )





Gail P. Johnson*                      Director                                   )
------------------------------------                                             )
Gail P. Johnson                                                                  )
                                                                                 )
John Y. Kim*                          Director                                   )
------------------------------------                                             )
John Y. Kim                                                                      )
                                                                                 )
Shaun P. Mathews*                     Director                                   )
------------------------------------                                             )
Shaun P. Mathews                                                                 )
                                                                                 )
Glen Salow*                           Director                                   )
------------------------------------                                             )
Glen Salow                                                                       )
                                                                                 )
Creed R. Terry*                       Director                                   )
------------------------------------                                             )
Creed R. Terry                                                                   )
                                                                                 )
Deborah Koltenuk*                     Vice President and Treasurer,              )
------------------------------------  Corporate Controller                       )
Deborah Koltenuk                                                                 )

By:   /s/Julie E. Rockmore
      ------------------------------
      Julie E. Rockmore
      *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  EXHIBIT INDEX

Exhibit No.      Exhibit                                                                             Page
-----------      -------                                                                             ----
99-B.1           Resolution of the Board of Directors of Aetna Life Insurance and Annuity              *
                 Company establishing Variable Annuity Account B

99-B.3.1         Form of Selling Agreement                                                             *

99-B.3.2         Alternative Form of Wholesaling Agreement and Related Selling Agreement               *

99-B.3.3         Form of Federated Broker Dealer Agreement (9/2/94)                                    *

99-B.4.1         Form of Variable Annuity Contract G-MP1(5/96)
                                                                                                     ------

99-B.4.2         Form of Variable Annuity Contract Certificate MP1Cert(5/96)                           *

99-B.4.3         Form of Variable Annuity Contract I-MP1(5/96)                                         *

99-B.4.4         Form of Variable Annuity Contract G-CDA-96(NY)                                        *

99-B.4.5         Form of Variable Annuity Contract Certificate GMCC-96(NY)                             *

99-B.4.6         Form of Variable Annuity Contracts and Certificates G-CDA-IC-(NQ),                    *
                 G-CDA-IC(IR), I-CDA-IC(NQ/MP), I-CDA-IC(IR/MP), GMCC-IC(NQ) and GMCC-IC(IR)

99-B.4.7         Form of Variable Annuity contracts and Certificates (G-CDA-IC(IR/NY),                 *
                 GMCC-IC(IR/NY), G-CDA-IC(NQ/NY) and GMCC-IC(NQ/NY)

99-B.4.8         Form of Endorsements MP1IRA(5/97) and I-MP1IRA(5/97) to Contracts                     *
                 G-MP1(5/96) and MP1CERT(5/96)

99-B.4.9         Form of Endorsements MP1QP(5/97) and I-MP1QP(5/97) to Contracts G-MP1(5/96)           *
                 and MP1CERT(5/96)

99-B.4.10        Form of Endorsements MP1TDA(5/97) and I-MP1TDA(5/97) to Contracts                     *
                 G-MP1(5/96) and MP1CERT(5/96)


*Incorporated by reference



Exhibit No.      Exhibit                                                                             Page
-----------      -------                                                                             ----
99-B.4.11        Form of Endorsements MP1DC(5/97) and I-MP1DC(5/97) to Contracts G-MP1(5/96)           *
                 and MP1CERT(5/96)

99-B.4.12        Form of Endorsements G-MP1IRA(11/96)) to Contracts                                    *
                 G-CDA-96(NY) and GMCC-96(NY)

99-B.4.13        Form of Endorsements MP1END(5/97) and I-MP1END(5/97) to Contract GMP1(5/96)
                 and MP1CERT(5/96)
                                                                                                     ------

99-B.5           Form of Variable Annuity Contract Applications (300-MAR-IB and 710.6.13               *

99-B.6.1         Certificate of Incorporation and By-Laws of Depositor                                 *

99-B.6.2         Amendment of Certificate of Incorporation of Depositor                                *

99-B.8.1         Fund Participation Agreement (Amended and Restated) between Aetna Life                *
                 Insurance and Annuity Company, Alger American Fund and Fred Alger
                 Management, Inc. dated March 31, 1995

99-B.8.2         Fund Participation Agreement by and among Aetna Life Insurance and Annuity
                 Company, Insurance Management Series and Federated Advisors (7/1/94)
                                                                                                     ------

99-B.8.3         Fund Participation Agreements between Aetna Life Insurance and Annuity                *
                 Company, Variable Insurance Products Fund and Fidelity Distributors
                 Corporation dated February 1, 1994 and amended on December 15, 1994,
                 February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996

99-B.8.4         Fund Participation Agreement between Aetna Life Insurance and Annuity                 *
                 Company, Variable Insurance Products Fund II and Fidelity Distributors
                 Corporation dated February 1, 1994 and amended on December 15, 1994,
                 February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996

99-B.8.5         Service Agreement between Aetna Life Insurance and Annuity Company and                *
                 Fidelity Investments Institutional Operations Company dated as of November
                 1, 1995

*Incorporated by reference

Exhibit No.      Exhibit                                                                             Page
-----------      -------                                                                             ----
99-B.8.6         Fund Participation Agreement between Aetna Life Insurance and Annuity                 *
                 Company and Janus Aspen Series dated April 19, 1994, and amended March 1,
                 1996

99-B.8.7         Fund Participation Agreement between Aetna Life Insurance and Annuity                 *
                 Company and Lexington Management Corporation regarding Natural Resources
                 Trust dated December 1, 1988 and amended February 11, 1991

99-B.8.8         Fund Participation Agreement between Aetna Life Insurance and Annuity                 *
                 Company, Lexington Emerging Markets Fund, Inc. and Lexington Management
                 Corporation (its investment advisor) dated April 28, 1994

99-B.8.9         Fund Participation Agreement among MFS Variable Insurance Trust, Aetna Life           *
                 Insurance and Annuity Company and Massachusetts Financial Services Company

99-B.8.10        First Amendment dated September 3,1996 to Fund Participation Agreement among          *
                 MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and
                 Massachusetts Financial Services Company

99-B.8.11        Second Amendment dated March 14, 1997 to Fund Participation Agreement among
                 MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and
                 Massachusetts Financial Services Company
                                                                                                     ------

99-B.8.12        Fund Participation Agreement between Aetna Life Insurance and Annuity
                 Company, Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds,
                 Inc.
                                                                                                     ------

99-B.8.13        Service Agreement between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company
                                                                                                     ------

99-B.8.14        Fund Participation Agreement between Aetna Life Insurance and Annuity                 *
                 Company, Investors Research Corporation and TCI Portfolios, Inc. dated July
                 29, 1992 and amended December 22, 1992 and June 1, 1994(3)

*Incorporated by reference

Exhibit No.      Exhibit                                                                             Page
-----------      -------                                                                             ----
99-B.8.15        Form of Administrative Service Agreement between Aetna Life Insurance and             *
                 Annuity Company and Agency, Inc.

99-B.9           Opinion of Counsel                                                                    *

99-B.10.1        Consent of Independent Auditors
                                                                                                     ------

99-B.10.2        Consent of Counsel
                                                                                                     ------

99-B.13          Schedule for Computation of Performance Data                                          *

99-B15.1         Powers of Attorney                                                                    *

99-B.15.2        Authorization for Signatures                                                          *

27               Financial Data Schedule
                                                                                                     ------

*Incorporated by reference

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